UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 995.20	$ 5.26
HypotheticalA	$ 1,000.00	$ 1,019.59	$ 5.32
Class T
Actual	$ 1,000.00	$ 996.40	$ 5.11
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.17
Class B
Actual	$ 1,000.00	$ 993.80	$ 7.68
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.77
Class C
Actual	$ 1,000.00	$ 992.60	$ 8.92
HypotheticalA	$ 1,000.00	$ 1,015.91	$ 9.02
Fidelity Floating Rate High Income Fund
Actual	$ 1,000.00	$ 996.80	$ 3.62
HypotheticalA	$ 1,000.00	$ 1,021.23	$ 3.67
Institutional Class
Actual	$ 1,000.00	$ 996.60	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.06%
Class T	1.03%
Class B	1.55%
Class C	1.80%
Fidelity Floating Rate High Income Fund	.73%
Institutional Class	.76%

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.4	2.8
CSC Holdings, Inc.	3.1	2.3
Georgia-Pacific Corp.	2.7	2.0
Charter Communications Operating LLC	2.5	2.8
Community Health Systems, Inc.	2.4	1.7
	14.1
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.6	11.1
Cable TV	9.2	8.8
Electric Utilities	8.1	6.5
Telecommunications	7.9	5.9
Chemicals	4.7	4.1
Quality Diversification (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
BBB 5.1%	BBB 3.5%
BB 62.2%	BB 55.8%
B 17.6%	B 18.7%
CCC,CC,C 0.9%	CCC,CC,C 0.5%
Not Rated 4.0%	Not Rated 10.8%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 10.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *	As of October 31, 2007 **
Floating Rate Loans 86.5%	Floating Rate Loans 86.6%
Nonconvertible Bonds 3.3%	Nonconvertible Bonds 2.7%
Common Stocks 0.0%	Common Stocks 0.0%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 10.7%

* Foreign investments	4.2%	** Foreign investments	3.9%

Semiannual Report

Investments April 30, 2008

Showing Percentage of Net Assets

Floating Rate Loans (e) - 86.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.5%
BE Aerospace, Inc. term loan B 5.0467% 8/24/12 (d)	$ 5,935	$ 5,920
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 4.5675% 9/30/13 (d)	11,797	11,591
TransDigm, Inc. term loan 4.655% 6/23/13 (d)	17,340	16,820
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 4.95% 9/29/13 (d)	7,576	7,405
		41,736
Auto Parts Distribution - 1.9%
Navistar International Corp.:
term loan 6.2336% 1/19/12 (d)	5,133	4,748
Credit-Linked Deposit 6.5972% 1/19/12 (d)	1,853	1,714
Oshkosh Co. Tranche B, term loan 4.76% 12/6/13 (d)	12,668	12,129
Tenneco, Inc. Credit-Linked Deposit 4.2238% 3/16/14 (d)	6,000	5,400
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.54% 4/30/14 (d)	25,000	23,500
TRW Automotive Holdings Corp. Tranche B1, term loan 4.4677% 2/9/14 (d)	2,968	2,789
		50,280
Automotive - 0.5%
Ford Motor Co. term loan 5.8% 12/15/13 (d)	8,776	7,898
General Motors Corp. term loan 5.0588% 11/29/13 (d)	3,105	2,903
Visteon Corp. term loan 7.2% 6/13/13 (d)	4,000	3,380
		14,181
Broadcasting - 3.1%
Citadel Broadcasting Corp. Tranche B, term loan 5.6251% 6/12/14 (d)	13,000	11,180
Entravision Communication Corp. term loan 4.2% 3/29/13 (d)	4,661	4,148
Nexstar Broadcasting, Inc. Tranche B, term loan 4.545% 10/1/12 (d)	17,675	16,173
Paxson Communications Corp. term loan 5.9631% 1/15/12 (d)	5,000	3,950
Raycom Media, Inc. Tranche B, term loan 4.4375% 6/25/14 (d)	6,430	5,916
Univision Communications, Inc. Tranche 1LN, term loan 5.1472% 9/29/14 (d)	40,000	33,600
VNU, Inc. term loan 5.3463% 8/9/13 (d)	9,520	8,972
		83,939
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 9.0%
Charter Communications Operating LLC:
term loan 8.5% 3/6/14 (d)	$ 7,000	$ 6,983
Tranche B 1LN, term loan 4.9% 3/6/14 (d)	67,830	59,690
CSC Holdings, Inc. Tranche B, term loan 4.4769% 3/31/13 (d)	84,162	81,006
DIRECTV Holdings LLC Tranche B, term loan 4.3813% 4/13/13 (d)	33,719	33,297
Discovery Communications, Inc. term loan 4.6963% 5/14/14 (d)	22,917	22,229
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (d)	6,750	6,379
NTL Cable PLC Tranche B, term loan 4.7375% 1/10/13 (d)	6,565	6,303
San Juan Cable, Inc. Tranche 1, term loan 5.02% 10/31/12 (d)	4,755	4,054
UPC Broadband Holding BV Tranche N1, term loan 4.4588% 12/31/14 (d)	23,008	21,628
		241,569
Capital Goods - 4.1%
Amsted Industries, Inc.:
term loan 4.7494% 4/5/13 (d)	4,739	4,656
Tranche DD, term loan 4.9219% 4/5/13 (d)	3,080	3,026
Ashtead Group PLC term loan 4.5% 8/31/11 (d)	2,950	2,744
Baldor Electric Co. term loan 4.8569% 1/31/14 (d)	6,536	6,324
Bucyrus International, Inc. Tranche B, term loan 4.6846% 5/4/14 (d)	10,292	10,086
Chart Industries, Inc. Tranche B, term loan 5.0156% 10/17/12 (d)	2,806	2,707
Dresser, Inc. Tranche B 1LN, term loan 5.5544% 5/4/14 (d)	18,568	17,872
EnergySolutions, Inc.:
Credit-Linked Deposit 5.05% 6/7/13 (d)	189	181
term loan 7.0988% 6/7/13 (d)	4,354	4,169
Flowserve Corp. term loan 4.25% 8/10/12 (d)	28,501	27,504
Hexcel Corp. Tranche B, term loan 5.2262% 3/1/12 (d)	2,390	2,247
Invensys International Holding Ltd.:
term loan 5.1275% 12/15/10 (d)	1,920	1,728
Tranche B, term loan 5.0388% 1/15/11 (d)	2,080	1,872
Polypore, Inc. Tranche B, term loan 5.11% 7/3/14 (d)	3,970	3,742
Rexnord Corp.:
Tranche B A0, term loan 4.9775% 7/19/13 (d)	2,938	2,732
Tranche B, term loan 5.3098% 7/19/13 (d)	1,989	1,849
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Sensus Metering Systems, Inc. Tranche B term loan 5.5509% 12/17/10 (d)	$ 1,694	$ 1,592
Terex Corp. term loan 4.4463% 7/14/13 (d)	13,765	13,627
		108,658
Chemicals - 4.7%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 4.4531% 4/2/13 (d)	5,526	5,084
term loan 4.1881% 4/2/14 (d)	36,706	35,513
Georgia Gulf Corp. term loan 5.6997% 10/3/13 (d)	7,372	6,856
Hercules, Inc. Tranche B, term loan 4.3625% 10/8/10 (d)	5,971	5,732
Huntsman International LLC Tranche B, term loan 4.6363% 4/19/14 (d)	18,527	17,925
INEOS US Finance:
Tranche B, term loan 4.8848% 12/16/13 (d)	3,729	3,486
Tranche C, term loan 5.3848% 12/16/14 (d)	3,729	3,486
Innophos, Inc. Tranche B, term loan 4.7% 8/13/10 (d)	2,560	2,445
MacDermid, Inc. Tranche B, term loan 4.6963% 4/12/14 (d)	2,290	2,061
Momentive Performance Materials, Inc. Tranche B1, term loan 5.125% 12/4/13 (d)	11,720	10,959
Nalco Co. Tranche B, term loan 5.3363% 11/4/10 (d)	23,152	22,834
Rockwood Specialties Group, Inc. Tranche E, term loan 4.3994% 7/30/12 (d)	11,274	10,823
		127,204
Consumer Products - 0.6%
Jarden Corp. term loan 4.4463% 1/24/12 (d)	5,004	4,729
Jostens IH Corp. Tranche C, term loan 6.7175% 12/21/11 (d)	4,366	4,148
Sealy Mattress Co. Tranche E, term loan 4.146% 8/25/12 (d)	4,875	4,485
Weight Watchers International, Inc. Tranche B, term loan 4.25% 1/26/14 (d)	1,915	1,781
		15,143
Containers - 2.1%
BWAY Corp. Tranche B, term loan 4.5% 7/17/13 (d)	2,093	1,988
Crown Holdings, Inc.:
term loan B 4.815% 11/15/12 (d)	15,190	14,734
Tranche B, term loan 4.815% 11/15/12 (d)	9,599	9,311
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Owens-Brockway Glass Container, Inc. Tranche B, term loan 4.2175% 6/14/13 (d)	$ 27,122	$ 26,037
Solo Cup Co. Tranche B1, term loan 6.298% 2/27/11 (d)	5,818	5,702
		57,772
Diversified Financial Services - 0.7%
AlixPartners LLP Tranche B, term loan 4.71% 10/12/13 (d)	1,461	1,417
Ameritrade Holding Corp. Tranche B, term loan 4.21% 1/23/13 (d)	6,753	6,601
Cognis GmbH Tranche B, term loan 6.606% 9/15/13 (d)	1,000	910
LandSource Communities Development LLC Tranche B 1LN, term loan 6.75% 2/27/13 (d)	2,577	1,816
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 4.9463% 5/15/14 (d)	1,965	1,651
Nuveen Investments, Inc. term loan 5.8739% 11/13/14 (d)	6,000	5,715
Tempus Public Foundation Generation Holdings LLC:
revolver loan 4.6963% 12/15/13 (d)	47	45
Tranche 1LN, term loan 4.6963% 12/15/13 (d)	793	753
4.6963% 12/15/13 (d)	158	150
		19,058
Diversified Media - 0.4%
Lamar Media Corp. Tranche F, term loan 4.375% 3/31/14 (d)	7,650	7,459
LBI Media, Inc. Tranche B, term loan 4.3625% 3/31/12 (d)	2,254	1,916
Thomson Media, Inc. Tranche B1, term loan 4.95% 11/8/11 (d)	978	890
		10,265
Electric Utilities - 7.4%
AES Corp. term loan 7.125% 8/10/11 (d)	10,071	9,769
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.6963% 3/30/12 (d)	348	299
term loan 5.6963% 3/30/14 (d)	2,567	2,207
Calpine Corp. Tranche D, term loan 5.575% 3/29/14 (d)	16,399	15,415
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Covanta Energy Corp.:
term loan 5.0792% 2/9/14 (d)	$ 5,967	$ 5,579
3.9881% 2/9/14 (d)	2,967	2,775
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.3625% 4/2/13 (d)	15,319	14,438
Tranche B, term loan 4.3625% 4/2/13 (d)	2,667	2,514
4.3625% 4/2/13 (d)	14,000	13,195
Energy Investors Funds term loan 6.9425% 4/11/14 (d)	2,968	2,686
LS Power Acquisition Corp. Tranche 2LN, term loan 6.45% 11/1/14 (d)	2,905	2,890
MACH Gen LLC:
term loan 5.1% 2/22/14 (d)	1,766	1,660
4.7% 2/22/13 (d)	186	175
Mirant North America LLC term loan 4.6125% 1/3/13 (d)	16,482	15,987
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (d)	34,892	33,322
4.3463% 2/1/13 (d)	21,976	20,988
NSG Holdings LLC:
term loan 6.56% 6/15/14 (d)	1,868	1,737
4.35% 6/15/14 (d)	247	230
Reliant Energy, Inc. 4.3388% 6/30/14 (d)	12,150	11,300
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.5687% 10/10/14 (d)	7,990	7,620
Tranche B2, term loan 6.5793% 10/10/14 (d)	23,898	22,882
Tranche B3, term loan 6.5827% 10/10/14 (d)	11,945	11,422
		199,090
Energy - 2.5%
Alon USA, Inc. term loan 4.9538% 8/2/13 (d)	3,892	3,561
Citgo Petroleum Corp. Tranche B, term loan 4.1138% 11/15/12 (d)	11,674	10,856
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (d)	486	448
Tranche D, term loan 7.9818% 12/28/13 (d)	1,579	1,452
Compagnie Generale de Geophysique SA term loan 4.8838% 1/12/14 (d)	6,892	6,754
Energy Transfer Equity LP term loan 4.8775% 11/1/12 (d)	4,000	3,900
MEG Energy Corp.:
term loan 4.7% 4/3/13 (d)	2,450	2,303
Tranche DD, term loan 4.7% 4/3/13 (d)	2,497	2,347
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 5.04% 11/1/13 (d)	$ 4,589	$ 4,130
Tranche B, Credit-Linked Deposit 5.25% 11/1/13 (d)	564	508
Petroleum Geo-Services ASA term loan 4.45% 6/29/15 (d)	934	904
SandRidge Energy, Inc. term loan 6.3225% 4/1/14 (d)	8,000	7,640
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.6963% 10/31/12 (d)	2,505	2,442
term loan 6.8283% 10/31/12 (d)	4,439	4,328
Vulcan/Plains Resources, Inc. term loan 4.3588% 8/12/11 (d)	2,884	2,768
Western Refining, Inc. term loan 4.6494% 5/30/14 (d)	13,394	11,820
		66,161
Entertainment/Film - 1.3%
AMC Entertainment, Inc. term loan 4.6363% 1/26/13 (d)	2,309	2,177
Cinemark USA, Inc. term loan 4.6642% 10/5/13 (d)	9,771	9,331
Macrovision Solutions Corp. Tranche B, term loan 7.25% 5/1/13 (d)	3,000	2,985
MGM Holdings II, Inc. Tranche B, term loan 5.9463% 4/8/12 (d)	8,158	6,526
National CineMedia LLC term loan 4.62% 2/13/15 (d)	4,000	3,720
Regal Cinemas Corp. term loan 4.1963% 10/27/13 (d)	8,021	7,580
Zuffa LLC term loan 4.875% 6/19/15 (d)	5,955	4,049
		36,368
Environmental - 1.5%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (d)	15,342	14,805
term loan 4.383% 3/28/14 (d)	25,517	24,624
Synagro Technologies, Inc. Tranche 1LN, term loan 5.0672% 4/2/14 (d)	466	394
		39,823
Food and Drug Retail - 1.0%
Rite Aid Corp. Tranche ABL, term loan 4.53% 6/4/14 (d)	15,500	14,686
SUPERVALU, Inc. Tranche B, term loan 4.2088% 6/2/12 (d)	12,505	12,192
		26,878
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc. Tranche B, term loan 4.9123% 6/5/13 (d)	27,032	26,356
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Dean Foods Co. Tranche B, term loan 4.4531% 4/2/14 (d)	$ 16,808	$ 15,967
Del Monte Corp. Tranche B, term loan 4.4069% 2/8/12 (d)	10,593	10,461
Herbalife International, Inc. term loan 4.37% 7/21/13 (d)	1,705	1,607
Michael Foods, Inc. Tranche B, term loan 6.3772% 11/21/10 (d)	1,809	1,763
Reddy Ice Group, Inc. term loan 4.46% 8/12/12 (d)	2,000	1,680
		57,834
Gaming - 2.3%
Alliance Gaming Corp. term loan 7.3638% 9/5/09 (d)	3,434	3,357
Ameristar Casinos, Inc. term loan 5.0169% 11/10/12 (d)	5,914	5,692
Choctaw Resort Development Enterprise term loan 6.4675% 11/4/11 (d)	1,851	1,721
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.9316% 2/16/14 (d)	1,763	1,401
Greenwood Racing, Inc. term loan 5.12% 11/28/11 (d)	2,963	2,702
Harrah's Entertainment, Inc.:
Tranche B1, term loan 5.92% 1/28/15 (d)	1,000	935
Tranche B2, term loan 5.9199% 1/28/15 (d)	3,000	2,813
Penn National Gaming, Inc. Tranche B, term loan 4.7473% 10/31/12 (d)	14,137	13,642
Seminole Tribe of Florida:
Tranche B1, term loan 4.4814% 3/5/14 (d)	587	569
Tranche B2, term loan 6.6875% 3/5/14 (d)	2,113	2,050
Tranche B3, term loan 4.25% 3/5/14 (d)	2,075	2,013
Town Sports International LLC term loan 4.5% 2/27/14 (d)	3,950	3,358
Tropicana Entertainment term loan 4.9463% 7/3/08 (d)	4,865	4,622
Venetian Macau Ltd. Tranche B, term loan:
4.95% 5/26/12 (d)	732	699
4.95% 5/26/13 (d)	1,268	1,211
Venetian Macau US Finance, Inc. Tranche B, term loan 4.95% 5/25/13 (d)	6,000	5,730
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 4.625% 8/15/13 (d)	9,180	8,996
		61,511
Healthcare - 12.6%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.9976% 2/7/12 (d)	9,914	9,444
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Bausch & Lomb, Inc. term loan:
5.9463% 4/26/15 (d)	$ 7,980	$ 7,860
6.5106% 4/26/15 (d)(f)	2,000	1,970
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (d)	65,437	62,492
Tranche DD, term loan 7/25/14 (f)	3,348	3,197
DaVita, Inc. Tranche B1, term loan 4.2346% 10/5/12 (d)	34,257	32,886
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 4.0704% 3/31/12 (d)	19,989	19,339
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (d)	96,601	91,775
Health Management Associates, Inc. Tranche B, term loan 4.4463% 2/28/14 (d)	14,319	13,227
HealthSouth Corp. term loan 5.2303% 3/10/13 (d)	8,478	8,012
Hologic, Inc. Tranche B1, term loan 5.6175% 3/31/13 (d)	405	401
IASIS Healthcare Corp.:
term loan 4.8813% 3/15/14 (d)	5,925	5,643
Tranche DD, term loan 4.8625% 3/15/14 (d)	2,047	1,950
4.8738% 3/15/14 (d)	546	520
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 4.6713% 6/26/14 (d)	12,989	12,080
LifePoint Hospitals, Inc. Tranche B, term loan 4.71% 4/15/12 (d)	7,298	6,988
National Renal Institutes, Inc. term loan 5% 3/31/13 (d)	3,232	2,844
Psychiatric Solutions, Inc. term loan 5.0004% 7/1/12 (d)	12,242	11,752
PTS Acquisition Corp. term loan 4.9463% 4/10/14 (d)	11,900	10,532
Renal Advantage, Inc. Tranche B, term loan 5.2638% 9/30/12 (d)	5,263	4,881
Skilled Healthcare Group, Inc. Tranche 1, term loan 4.8882% 6/15/12 (d)	3,890	3,501
Sun Healthcare Group, Inc.:
Tranche B, term loan 4.9627% 4/19/14 (d)	4,254	3,935
Tranche DD, term loan 4.8529% 4/19/14 (d)	609	563
4.6963% 4/19/13 (d)	966	893
Team Health, Inc. term loan 4.9449% 11/22/12 (d)	2,164	1,926
U.S. Oncology, Inc. Tranche B, term loan 5.8612% 8/20/11 (d)	4,079	3,937
Vanguard Health Holding Co. I, LLC term loan 5.1338% 9/23/11 (d)	3,683	3,535
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
VCA Antech, Inc. term loan 4.375% 5/16/11 (d)	$ 3,960	$ 3,802
Vicar Operating, Inc. term loan 4.375% 5/16/11 (d)	9,740	9,351
		339,236
Homebuilding/Real Estate - 0.5%
CB Richard Ellis Group, Inc. Tranche B, term loan 4.3% 12/20/13 (d)	2,928	2,694
General Growth Properties, Inc. Tranche A1, term loan 4% 2/24/10 (d)	10,803	9,749
		12,443
Leisure - 0.7%
Six Flags, Inc. Tranche B, term loan 5.203% 4/30/15 (d)	3,990	3,551
Universal City Development Partners Ltd. term loan 4.6329% 6/9/11 (d)	14,741	14,299
		17,850
Metals/Mining - 1.3%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 4.4213% 10/26/12 (d)	13,999	13,544
Compass Minerals Tranche B, term loan 4.7605% 12/22/12 (d)	8,987	8,717
Noranda Aluminium Acquisition Corp. Tranche B, term loan 5.065% 5/18/14 (d)	3,455	3,247
Novelis Corp. term loan 4.7% 7/6/14 (d)	5,935	5,653
Oxbow Carbon LLC:
Tranche B, term loan 4.9737% 5/8/14 (d)	3,554	3,243
Tranche DD, term loan 4.8625% 5/8/14 (d)	318	290
		34,694
Paper - 4.1%
Boise Paper Holdings LLC Tranche B 1LN, term loan 7.5% 2/22/14 (d)	3,000	3,000
Domtar Corp. Tranche B, term loan 4.175% 3/7/14 (d)	1,994	1,909
Georgia-Pacific Corp.:
term loan 4.6842% 12/29/13 (d)	14,813	14,239
Tranche B1, term loan 4.7518% 12/23/12 (d)	60,401	58,061
Graphic Packaging International, Inc. Tranche C, term loan 5.4817% 5/16/14 (d)	2,000	1,930
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 4.6838% 11/1/10 (d)	6,854	6,580
Tranche B, term loan 5.0131% 11/1/11 (d)	6,793	6,521
Tranche C, term loan 5.0292% 11/1/11 (d)	10,279	9,868
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Smurfit-Stone Container Enterprises, Inc.: - continued
Tranche C1, term loan 4.7088% 11/1/11 (d)	$ 2,477	$ 2,384
Verso Paper Holdings LLC Tranche B, term loan 4.4463% 8/1/13 (d)	5,384	5,115
		109,607
Publishing/Printing - 3.2%
Cenveo Corp.:
term loan 4.3488% 6/21/13 (d)	3,504	3,268
Tranche DD, term loan 4.3488% 6/21/13 (d)	135	126
Dex Media East LLC Tranche B, term loan 4.985% 10/24/14 (d)	13,000	11,765
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 4.2867% 9/9/09 (d)	1,928	1,889
Tranche B, term loan 4.4847% 3/9/10 (d)	10,887	10,615
Tranche B1, term loan 4.5572% 3/10/10 (d)	9,036	8,810
Idearc, Inc. term loan 4.7068% 11/17/14 (d)	15,603	12,795
MediMedia USA, Inc. Tranche B, term loan 5.7439% 10/5/13 (d)	1,751	1,593
R.H. Donnelley Corp.:
Tranche D1, term loan 4.273% 6/30/11 (d)	7,598	7,180
Tranche D2, term loan 4.4065% 6/30/11 (d)	16,420	15,435
The Reader's Digest Association, Inc. term loan 4.9421% 3/2/14 (d)	2,509	2,108
Thomson Learning, Inc. term loan 5.3418% 7/5/14 (d)	4,918	4,549
Tribune Co. term loan 5.4775% 6/4/09 (d)	1,933	1,827
Yell Group PLC Tranche B1, term loan 4.7038% 2/10/13 (d)	6,200	5,487
		87,447
Railroad - 0.7%
Kansas City Southern Railway Co.:
Tranche B, term loan 4.8973% 4/28/13 (d)	16,703	16,201
Tranche C, term loan 4.3834% 4/28/13 (d)	2,978	2,858
		19,059
Restaurants - 0.7%
Burger King Corp. Tranche B1, term loan 4.25% 6/30/12 (d)	9,018	8,927
Del Taco Tranche B, term loan 8.2% 3/29/13 (d)	2,910	2,212
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (d)	543	468
term loan 5% 6/14/14 (d)	7,251	6,254
		17,861
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - 2.7%
ARAMARK Corp.:
Credit-Linked Deposit 6.705% 1/26/14 (d)	$ 2,987	$ 2,860
term loan 4.5713% 1/26/14 (d)	47,252	45,244
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 5.2929% 2/7/14 (d)	4,721	4,202
Coinmach Service Corp. Tranche B, term loan 0% 11/16/14 (d)	4,000	3,560
Iron Mountain, Inc. term loan 4.5938% 4/16/14 (d)	9,925	9,925
RSC Equipment Rental term loan 4.4792% 11/30/12 (d)	1,958	1,850
United Rentals, Inc.:
term loan 5.1% 2/14/11 (d)	1,226	1,201
Tranche B, Credit-Linked Deposit 6.85% 2/14/11 (d)	340	333
West Corp. term loan 5.279% 10/24/13 (d)	3,002	2,762
		71,937
Specialty Retailing - 0.4%
Claire's Stores, Inc. term loan 5.5623% 5/29/14 (d)	2,945	2,341
GNC Corp. term loan 4.9455% 9/16/13 (d)	3,938	3,504
Michaels Stores, Inc. term loan 5.2037% 10/31/13 (d)	5,862	5,159
		11,004
Super Retail - 1.0%
Gold Toe Investment Corp. Tranche 1LN, term loan 5.6201% 10/30/13 (d)	4,928	3,967
J. Crew Group, Inc. term loan 5.0347% 5/15/13 (d)	3,407	3,185
PETCO Animal Supplies, Inc. term loan 5.0255% 10/26/13 (d)	9,811	8,977
The Pep Boys - Manny, Moe & Jack term loan 5.09% 10/27/13 (d)	1,784	1,677
Toys 'R' US, Inc. term loan 5.7088% 12/9/08 (d)	11,000	10,065
		27,871
Technology - 4.1%
Affiliated Computer Services, Inc.:
term loan 4.8863% 3/20/13 (d)	13,030	12,590
Tranche B2, term loan 4.7153% 3/20/13 (d)	8,833	8,535
First Data Corp.:
Tranch B3, term loan 5.3553% 9/24/14 (d)	2,985	2,806
Tranche B2, term loan 5.3553% 9/24/14 (d)	4,122	3,874
Flextronics International Ltd.:
Tranche B-A, term loan 5.0962% 10/1/14 (d)	3,865	3,517
Tranche B-A1, term loan 4.9631% 10/1/14 (d)	1,110	1,011
Tranche B-B, term loan 4.9475% 10/1/12 (d)	4,975	4,639
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Freescale Semiconductor, Inc. term loan 4.4588% 12/1/13 (d)	$ 18,583	$ 16,307
Global Tel*Link Corp.:
term loan 6.1963% 2/14/13 (d)	1,503	1,307
6.1963% 2/14/13 (d)	434	378
IPC Systems, Inc. Tranche B1 1LN, term loan 4.9463% 5/31/14 (d)	1,990	1,483
Itron, Inc. term loan 4.7887% 4/18/14 (d)	2,291	2,234
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (d)	2,927	2,663
Tranche 2LN, term loan 8.4463% 6/11/15 (d)	2,000	1,600
ON Semiconductor Corp. term loan 4.4463% 9/6/13 (d)	3,676	3,382
Open Text Corp. term loan 5.1125% 10/2/13 (d)	4,535	4,353
Serena Software, Inc. term loan 4.68% 3/10/13 (d)	1,945	1,750
SunGard Data Systems, Inc. term loan 4.8775% 2/28/14 (d)	35,975	34,176
Verifone, Inc. Tranche B, term loan 4.9% 10/31/13 (d)	4,208	3,829
		110,434
Telecommunications - 7.1%
Alltel Communications, Inc.:
Tranche B1, term loan 5.4663% 5/17/15 (d)	2,000	1,820
Tranche B2, term loan 5.55% 5/16/15 (d)	7,000	6,440
Tranche B3, term loan 5.4663% 5/16/15 (d)	2,000	1,840
Asurion Corp. Tranche 1LN, term loan 6.095% 7/3/14 (d)	2,000	1,843
Centennial Cellular Operating Co. LLC term loan 4.7242% 2/9/11 (d)	18,835	18,269
Cincinnati Bell, Inc. Tranche B, term loan 4.6364% 8/31/12 (d)	6,825	6,757
Crown Castle International Corp. Tranche B, term loan 4.1963% 3/6/14 (d)	9,895	9,326
Digicel International Finance Ltd. term loan 5.25% 3/30/12 (d)	9,000	8,010
Intelsat Bermuda Ltd. term loan 5.2% 2/1/14 (d)	19,000	18,953
Intelsat Ltd. Tranche B, term loan 5.1838% 7/3/13 (d)	29,222	28,126
Leap Wireless International, Inc. Tranche B, term loan 5.6963% 6/16/13 (d)	8,865	8,710
Level 3 Communications, Inc. term loan 4.9621% 3/13/14 (d)	9,000	8,370
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
NTELOS, Inc. Tranche B1, term loan 5.2696% 8/24/11 (d)	$ 3,729	$ 3,636
PanAmSat Corp.:
Tranche B2 A, term loan 5.1838% 1/3/14 (d)	7,857	7,444
Tranche B2 B, term loan 5.1838% 1/3/14 (d)	7,854	7,442
Tranche B2 C, term loan 5.1838% 1/3/14 (d)	7,854	7,442
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	16,000	15,920
Telesat Holding, Inc. term loan:
5.7937% 10/31/14 (d)	79	75
6.5826% 10/31/14 (d)	921	872
Time Warner Telecom, Inc. Tranche B, term loan 4.87% 1/7/13 (d)	2,943	2,788
Wind Telecomunicazioni SpA:
Tranche B, term loan 5.01% 9/21/13 (d)	6,000	5,880
Tranche C, term loan 5.76% 9/21/14 (d)	6,000	5,880
Windstream Corp. Tranche B1, term loan 4.22% 7/17/13 (d)	16,411	16,042
		191,885
Textiles & Apparel - 0.7%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.6148% 9/5/13 (d)	10,440	10,219
Levi Strauss & Co. term loan 4.9913% 4/4/14 (d)	3,000	2,580
Warnaco Group, Inc. term loan 4.4701% 1/31/13 (d)	4,138	3,972
William Carter Co. term loan 4.5948% 6/29/12 (d)	1,826	1,735
		18,506
TOTAL FLOATING RATE LOANS (Cost $2,457,416)		2,327,304
Nonconvertible Bonds - 3.3%
Automotive - 0.2%
Ford Motor Credit Co. LLC 7.1631% 4/15/12 (d)	$ 3,000	$ 2,925
General Motors Acceptance Corp. 5.2756% 12/1/14 (d)	2,000	1,420
GMAC LLC 4.315% 5/15/09 (d)	2,000	1,880
		6,225
Broadcasting - 0.1%
Radio One, Inc. 8.875% 7/1/11	3,000	2,550
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.2%
CSC Holdings, Inc. 7.25% 7/15/08	$ 2,000	$ 2,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	2,022
		4,022
Capital Goods - 0.1%
Esco Corp. 6.675% 12/15/13 (c)(d)	2,000	1,790
Containers - 0.2%
Berry Plastics Corp. 7.4838% 2/15/15 (c)(d)	6,000	5,805
Electric Utilities - 0.7%
Energy Future Holdings 10.875% 11/1/17 (c)	10,000	10,700
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,248
		19,948
Gaming - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,918
Metals/Mining - 0.5%
FMG Finance Property Ltd. 7.0756% 9/1/11 (c)(d)	3,000	2,940
Freeport-McMoRan Copper & Gold, Inc. 5.8825% 4/1/15 (d)	10,000	10,100
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (c)(d)	2,000	1,690
		14,730
Technology - 0.4%
Freescale Semiconductor, Inc. 6.675% 12/15/14 (d)	6,000	4,920
NXP BV 5.4631% 10/15/13 (d)	5,000	4,600
		9,520
Telecommunications - 0.8%
Centennial Communications Corp. 8.4475% 1/1/13 (d)	2,000	1,905
IPCS, Inc. 5.3644% 5/1/13 (d)	3,000	2,505
Level 3 Financing, Inc. 6.7044% 2/15/15 (d)	3,000	2,415
Qwest Corp. 6.05% 6/15/13 (d)	2,000	1,890
Rural Cellular Corp.:
6.0756% 6/1/13 (d)	3,000	3,030
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Rural Cellular Corp.: - continued
8.25% 3/15/12	$ 6,000	$ 6,240
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (c)	3,000	3,008
		20,993
TOTAL NONCONVERTIBLE BONDS (Cost $91,262)		88,501
Common Stocks - 0.0%
	Shares
Electric Utilities - 0.0%
Calpine Corp. (a) (Cost $348)	20,715	408
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 2.51% (b)	292,446,322	292,446
Fidelity Money Market Central Fund, 3.10% (b)	294,519	295
TOTAL MONEY MARKET FUNDS (Cost $292,741)		292,741
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,841,767)		2,708,954
NET OTHER ASSETS - (0.7)%		(17,785)
NET ASSETS - 100%		$ 2,691,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,933,000 or 1.0% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,348,000 and $4,182,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,321
Fidelity Money Market Central Fund	6
Total	$ 5,327
Income Tax Information
At October 31, 2007, the fund had a capital loss carryforward of approximately $16,995,874 all of which will expire on October 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,549,026)	$ 2,416,213
Fidelity Central Funds (cost $292,741)	292,741
Total Investments (cost $2,841,767)		$ 2,708,954
Cash		785
Receivable for investments sold		23,408
Receivable for fund shares sold		8,316
Interest receivable		12,609
Distributions receivable from Fidelity Central Funds		626
Prepaid expenses		8
Receivable from investment adviser for expense reductions		2
Total assets		2,754,708

Liabilities
Payable for investments purchased	$ 56,201
Payable for fund shares redeemed	3,671
Distributions payable	1,627
Accrued management fee	1,236
Distribution fees payable	339
Other affiliated payables	358
Other payables and accrued expenses	107
Total liabilities		63,539

Net Assets		$ 2,691,169
Net Assets consist of:
Paid in capital		$ 2,922,094
Undistributed net investment income		3,118
Accumulated undistributed net realized gain (loss) on investments		(101,230)
Net unrealized appreciation (depreciation) on investments		(132,813)
Net Assets		$ 2,691,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,658 ÷ 22,852 shares)	$ 9.44

Maximum offering price per share (100/97.25 of $9.44)	$ 9.71
Class T: Net Asset Value and redemption price per share ($187,508 ÷ 19,893 shares)	$ 9.43

Maximum offering price per share (100/97.25 of $9.43)	$ 9.70
Class B: Net Asset Value and offering price per share ($67,112 ÷ 7,120 shares)A	$ 9.43

Class C: Net Asset Value and offering price per share ($265,438 ÷ 28,132 shares)A	$ 9.44

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($1,793,986 ÷ 190,308 shares)	$ 9.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($161,467 ÷ 17,139 shares)	$ 9.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008

Investment Income
Interest		$ 101,101
Income from Fidelity Central Funds		5,327
Total income		106,428

Expenses
Management fee	$ 8,683
Transfer agent fees	1,866
Distribution fees	2,336
Accounting fees and expenses	571
Custodian fees and expenses	37
Independent trustees' compensation	7
Registration fees	75
Audit	70
Legal	8
Miscellaneous	145
Total expenses before reductions	13,798
Expense reductions	(43)	13,755
Net investment income		92,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(83,553)
Change in net unrealized appreciation (depreciation) on investment securities		(52,761)
Net gain (loss)		(136,314)
Net increase (decrease) in net assets resulting from operations		$ (43,641)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,673	$ 293,833
Net realized gain (loss)	(83,553)	(20,062)
Change in net unrealized appreciation (depreciation)	(52,761)	(93,038)
Net increase (decrease) in net assets resulting from operations	(43,641)	180,733
Distributions to shareholders from net investment income	(88,496)	(295,734)
Distributions to shareholders from net realized gain	-	(932)
Total distributions	(88,496)	(296,666)
Share transactions - net increase (decrease)	(1,073,892)	(601,645)
Redemption fees	176	917
Total increase (decrease) in net assets	(1,205,853)	(716,661)

Net Assets
Beginning of period	3,897,022	4,613,683
End of period (including undistributed net investment income of $3,118 and distributions in excess of net investment income of $1,059, respectively)	$ 2,691,169	$ 3,897,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.95	$ 9.96	$ 9.97	$ 9.88	$ 9.45
Income from Investment Operations
Net investment income E	.275	.621	.571	.404	.285	.292
Net realized and unrealized gain (loss)	(.328)	(.196)	(.022)	(.008)	.098	.447
Total from investment operations	(.053)	.425	.549	.396	.383	.739
Distributions from net investment income	(.258)	(.625)	(.560)	(.397)	(.295)	(.311)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.258)	(.627)	(.560)	(.407)	(.295)	(.311)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.44	$ 9.75	$ 9.95	$ 9.96	$ 9.97	$ 9.88
Total Return B, C, D	(.48)%	4.40%	5.66%	4.05%	3.96%	7.95%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.02%	1.05%	1.06%	1.08%	1.10%
Expenses net of fee waivers, if any	1.06% A	1.02%	1.05%	1.06%	1.08%	1.10%
Expenses net of all reductions	1.06% A	1.02%	1.05%	1.06%	1.08%	1.09%
Net investment income	5.89% A	6.28%	5.73%	4.05%	2.90%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$ 216	$ 257	$ 285	$ 312	$ 299	$ 88
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Income from Investment Operations
Net investment income E	.278	.621	.564	.396	.276	.285
Net realized and unrealized gain (loss)	(.320)	(.206)	(.022)	(.007)	.098	.446
Total from investment operations	(.042)	.415	.542	.389	.374	.731
Distributions from net investment income	(.259)	(.625)	(.553)	(.390)	(.286)	(.303)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.259)	(.627)	(.553)	(.400)	(.286)	(.303)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.43	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Total Return B, C, D	(.36)%	4.30%	5.60%	3.98%	3.87%	7.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.03%	1.11%	1.13%	1.17%	1.18%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.11%	1.13%	1.17%	1.18%
Expenses net of all reductions	1.02% A	1.02%	1.11%	1.13%	1.17%	1.18%
Net investment income	5.92% A	6.28%	5.67%	3.98%	2.81%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 188	$ 309	$ 472	$ 511	$ 389	$ 113
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Income from Investment Operations
Net investment income E	.252	.569	.513	.346	.231	.243
Net realized and unrealized gain (loss)	(.318)	(.206)	(.022)	(.008)	.096	.444
Total from investment operations	(.066)	.363	.491	.338	.327	.687
Distributions from net investment income	(.235)	(.573)	(.502)	(.339)	(.239)	(.259)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.235)	(.575)	(.502)	(.349)	(.239)	(.259)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.43	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Total Return B, C, D	(.62)%	3.76%	5.06%	3.46%	3.38%	7.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.55%	1.63%	1.64%	1.65%	1.64%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.63%	1.64%	1.65%	1.63%
Expenses net of all reductions	1.55% A	1.55%	1.62%	1.64%	1.65%	1.63%
Net investment income	5.40% A	5.75%	5.16%	3.47%	2.33%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 100	$ 143	$ 173	$ 184	$ 134
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.95	$ 9.96	$ 9.97	$ 9.87	$ 9.45
Income from Investment Operations
Net investment income E	.241	.553	.508	.341	.224	.235
Net realized and unrealized gain (loss)	(.319)	(.207)	(.022)	(.008)	.107	.434
Total from investment operations	(.078)	.346	.486	.333	.331	.669
Distributions from net investment income	(.223)	(.556)	(.497)	(.334)	(.233)	(.251)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.223)	(.558)	(.497)	(.344)	(.233)	(.251)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.44	$ 9.74	$ 9.95	$ 9.96	$ 9.97	$ 9.87
Total Return B, C, D	(.74)%	3.58%	5.00%	3.40%	3.41%	7.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.71%	1.68%	1.69%	1.71%	1.72%
Expenses net of fee waivers, if any	1.80% A	1.71%	1.68%	1.69%	1.71%	1.71%
Expenses net of all reductions	1.80% A	1.71%	1.68%	1.69%	1.71%	1.71%
Net investment income	5.15% A	5.59%	5.10%	3.42%	2.27%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 265	$ 345	$ 450	$ 539	$ 524	$ 269
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Income from Investment Operations
Net investment income D	.292	.650	.593	.427	.309	.311
Net realized and unrealized gain (loss)	(.330)	(.196)	(.021)	(.008)	.099	.450
Total from investment operations	(.038)	.454	.572	.419	.408	.761
Distributions from net investment income	(.273)	(.654)	(.583)	(.420)	(.320)	(.333)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.273)	(.656)	(.583)	(.430)	(.320)	(.333)
Redemption fees added to paid in capital D	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.43	$ 9.74	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Total Return B, C	(.32)%	4.72%	5.92%	4.30%	4.22%	8.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.73%	.81%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.73% A	.73%	.81%	.82%	.84%	.86%
Expenses net of all reductions	.72% A	.72%	.81%	.82%	.84%	.86%
Net investment income	6.22% A	6.58%	5.97%	4.29%	3.14%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,794	$ 2,679	$ 2,989	$ 2,471	$ 1,982	$ 811
Portfolio turnover rate F	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.86	$ 9.44
Income from Investment Operations
Net investment income D	.289	.647	.591	.424	.304	.312
Net realized and unrealized gain (loss)	(.328)	(.206)	(.021)	(.007)	.110	.436
Total from investment operations	(.039)	.441	.570	.417	.414	.748
Distributions from net investment income	(.272)	(.651)	(.581)	(.418)	(.316)	(.330)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.272)	(.653)	(.581)	(.428)	(.316)	(.330)
Redemption fees added to paid in capital D	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.42	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.86
Total Return B, C	(.34)%	4.58%	5.89%	4.27%	4.29%	8.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.76%	.84%	.85%	.87%	.90%
Expenses net of fee waivers, if any	.76% A	.76%	.84%	.85%	.87%	.89%
Expenses net of all reductions	.76% A	.76%	.83%	.85%	.87%	.89%
Net investment income	6.19% A	6.55%	5.95%	4.26%	3.11%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 161	$ 207	$ 275	$ 285	$ 182	$ 36
Portfolio turnover rate F	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,174
Unrealized depreciation	(135,312)
Net unrealized appreciation (depreciation)	$ (132,138)
Cost for federal income tax purposes	$ 2,841,092

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $171,704 and $1,090,736, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 283	$ 37
Class T	0%	.25%	297	16
Class B	.55%	.15%	288	227
Class C	.75%	.25%	1,468	178
			$ 2,336	$ 458

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	7
Class B*	69
Class C*	21
$ 125

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Fidelity

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Floating Rate High Income Fund's shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 207.18
Class T	177.15
Class B	94.23
Class C	251.17
Fidelity Floating Rate High Income Fund	1,020.10
Institutional Class	117.13
	$ 1,866

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 4

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

by $37. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Floating Rate High Income Fund	$ 2

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 6,307	$ 16,980
Class T	6,728	25,808
Class B	2,103	7,185
Class C	7,104	22,768
Fidelity Floating Rate High Income Fund	61,075	205,034
Institutional Class	5,179	17,959
Total	$ 88,496	$ 295,734
From net realized gain
Class A	$ -	$ 56
Class T	-	92
Class B	-	28
Class C	-	89
Fidelity Floating Rate High Income Fund	-	612
Institutional Class	-	55
Total	$ -	$ 932

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	5,149	13,247	$ 48,260	$ 130,736
Reinvestment of distributions	521	1,258	4,884	12,401
Shares redeemed	(9,190)	(16,816)	(85,937)	(165,336)
Net increase (decrease)	(3,520)	(2,311)	$ (32,793)	$ (22,199)
Class T
Shares sold	931	10,196	$ 8,718	$ 101,349
Reinvestment of distributions	628	2,326	5,887	22,926
Shares redeemed	(13,376)	(28,319)	(124,756)	(278,187)
Net increase (decrease)	(11,817)	(15,797)	$ (110,151)	$ (153,912)
Class B
Shares sold	208	1,012	$ 1,959	$ 10,008
Reinvestment of distributions	167	543	1,559	5,357
Shares redeemed	(3,556)	(5,618)	(33,141)	(55,301)
Net increase (decrease)	(3,181)	(4,063)	$ (29,623)	$ (39,936)
Class C
Shares sold	1,896	6,240	$ 17,722	$ 61,832
Reinvestment of distributions	504	1,565	4,725	15,441
Shares redeemed	(9,702)	(17,554)	(90,385)	(172,933)
Net increase (decrease)	(7,302)	(9,749)	$ (67,938)	$ (95,660)
Fidelity Floating Rate High Income Fund
Shares sold	25,875	157,899	$ 240,492	$ 1,564,638
Reinvestment of distributions	5,532	17,687	51,828	174,341
Shares redeemed	(116,269)	(201,041)	(1,087,624)	(1,967,636)
Net increase (decrease)	(84,862)	(25,455)	$ (795,304)	$ (228,657)
Institutional Class
Shares sold	6,093	16,545	$ 57,238	$ 164,024
Reinvestment of distributions	307	883	2,871	8,716
Shares redeemed	(10,541)	(23,840)	(98,192)	(234,021)
Net increase (decrease)	(4,141)	(6,412)	$ (38,083)	$ (61,281)

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended April 30, 2008 and for each of the five years in the period ended October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended April 30, 2008 and for each of the five years in the period ended October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2008

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AFR-USAN-0608
1.784877.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 995.20	$ 5.26
HypotheticalA	$ 1,000.00	$ 1,019.59	$ 5.32
Class T
Actual	$ 1,000.00	$ 996.40	$ 5.11
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.17
Class B
Actual	$ 1,000.00	$ 993.80	$ 7.68
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.77
Class C
Actual	$ 1,000.00	$ 992.60	$ 8.92
HypotheticalA	$ 1,000.00	$ 1,015.91	$ 9.02
Fidelity Floating Rate High Income Fund
Actual	$ 1,000.00	$ 996.80	$ 3.62
HypotheticalA	$ 1,000.00	$ 1,021.23	$ 3.67
Institutional Class
Actual	$ 1,000.00	$ 996.60	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.06%
Class T	1.03%
Class B	1.55%
Class C	1.80%
Fidelity Floating Rate High Income Fund	.73%
Institutional Class	.76%

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.4	2.8
CSC Holdings, Inc.	3.1	2.3
Georgia-Pacific Corp.	2.7	2.0
Charter Communications Operating LLC	2.5	2.8
Community Health Systems, Inc.	2.4	1.7
	14.1
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.6	11.1
Cable TV	9.2	8.8
Electric Utilities	8.1	6.5
Telecommunications	7.9	5.9
Chemicals	4.7	4.1
Quality Diversification (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
BBB 5.1%	BBB 3.5%
BB 62.2%	BB 55.8%
B 17.6%	B 18.7%
CCC,CC,C 0.9%	CCC,CC,C 0.5%
Not Rated 4.0%	Not Rated 10.8%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 10.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *	As of October 31, 2007 **
Floating Rate Loans 86.5%	Floating Rate Loans 86.6%
Nonconvertible Bonds 3.3%	Nonconvertible Bonds 2.7%
Common Stocks 0.0%	Common Stocks 0.0%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 10.7%

* Foreign investments	4.2%	** Foreign investments	3.9%

Semiannual Report

Investments April 30, 2008

Showing Percentage of Net Assets

Floating Rate Loans (e) - 86.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.5%
BE Aerospace, Inc. term loan B 5.0467% 8/24/12 (d)	$ 5,935	$ 5,920
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 4.5675% 9/30/13 (d)	11,797	11,591
TransDigm, Inc. term loan 4.655% 6/23/13 (d)	17,340	16,820
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 4.95% 9/29/13 (d)	7,576	7,405
		41,736
Auto Parts Distribution - 1.9%
Navistar International Corp.:
term loan 6.2336% 1/19/12 (d)	5,133	4,748
Credit-Linked Deposit 6.5972% 1/19/12 (d)	1,853	1,714
Oshkosh Co. Tranche B, term loan 4.76% 12/6/13 (d)	12,668	12,129
Tenneco, Inc. Credit-Linked Deposit 4.2238% 3/16/14 (d)	6,000	5,400
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.54% 4/30/14 (d)	25,000	23,500
TRW Automotive Holdings Corp. Tranche B1, term loan 4.4677% 2/9/14 (d)	2,968	2,789
		50,280
Automotive - 0.5%
Ford Motor Co. term loan 5.8% 12/15/13 (d)	8,776	7,898
General Motors Corp. term loan 5.0588% 11/29/13 (d)	3,105	2,903
Visteon Corp. term loan 7.2% 6/13/13 (d)	4,000	3,380
		14,181
Broadcasting - 3.1%
Citadel Broadcasting Corp. Tranche B, term loan 5.6251% 6/12/14 (d)	13,000	11,180
Entravision Communication Corp. term loan 4.2% 3/29/13 (d)	4,661	4,148
Nexstar Broadcasting, Inc. Tranche B, term loan 4.545% 10/1/12 (d)	17,675	16,173
Paxson Communications Corp. term loan 5.9631% 1/15/12 (d)	5,000	3,950
Raycom Media, Inc. Tranche B, term loan 4.4375% 6/25/14 (d)	6,430	5,916
Univision Communications, Inc. Tranche 1LN, term loan 5.1472% 9/29/14 (d)	40,000	33,600
VNU, Inc. term loan 5.3463% 8/9/13 (d)	9,520	8,972
		83,939
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 9.0%
Charter Communications Operating LLC:
term loan 8.5% 3/6/14 (d)	$ 7,000	$ 6,983
Tranche B 1LN, term loan 4.9% 3/6/14 (d)	67,830	59,690
CSC Holdings, Inc. Tranche B, term loan 4.4769% 3/31/13 (d)	84,162	81,006
DIRECTV Holdings LLC Tranche B, term loan 4.3813% 4/13/13 (d)	33,719	33,297
Discovery Communications, Inc. term loan 4.6963% 5/14/14 (d)	22,917	22,229
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (d)	6,750	6,379
NTL Cable PLC Tranche B, term loan 4.7375% 1/10/13 (d)	6,565	6,303
San Juan Cable, Inc. Tranche 1, term loan 5.02% 10/31/12 (d)	4,755	4,054
UPC Broadband Holding BV Tranche N1, term loan 4.4588% 12/31/14 (d)	23,008	21,628
		241,569
Capital Goods - 4.1%
Amsted Industries, Inc.:
term loan 4.7494% 4/5/13 (d)	4,739	4,656
Tranche DD, term loan 4.9219% 4/5/13 (d)	3,080	3,026
Ashtead Group PLC term loan 4.5% 8/31/11 (d)	2,950	2,744
Baldor Electric Co. term loan 4.8569% 1/31/14 (d)	6,536	6,324
Bucyrus International, Inc. Tranche B, term loan 4.6846% 5/4/14 (d)	10,292	10,086
Chart Industries, Inc. Tranche B, term loan 5.0156% 10/17/12 (d)	2,806	2,707
Dresser, Inc. Tranche B 1LN, term loan 5.5544% 5/4/14 (d)	18,568	17,872
EnergySolutions, Inc.:
Credit-Linked Deposit 5.05% 6/7/13 (d)	189	181
term loan 7.0988% 6/7/13 (d)	4,354	4,169
Flowserve Corp. term loan 4.25% 8/10/12 (d)	28,501	27,504
Hexcel Corp. Tranche B, term loan 5.2262% 3/1/12 (d)	2,390	2,247
Invensys International Holding Ltd.:
term loan 5.1275% 12/15/10 (d)	1,920	1,728
Tranche B, term loan 5.0388% 1/15/11 (d)	2,080	1,872
Polypore, Inc. Tranche B, term loan 5.11% 7/3/14 (d)	3,970	3,742
Rexnord Corp.:
Tranche B A0, term loan 4.9775% 7/19/13 (d)	2,938	2,732
Tranche B, term loan 5.3098% 7/19/13 (d)	1,989	1,849
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Sensus Metering Systems, Inc. Tranche B term loan 5.5509% 12/17/10 (d)	$ 1,694	$ 1,592
Terex Corp. term loan 4.4463% 7/14/13 (d)	13,765	13,627
		108,658
Chemicals - 4.7%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 4.4531% 4/2/13 (d)	5,526	5,084
term loan 4.1881% 4/2/14 (d)	36,706	35,513
Georgia Gulf Corp. term loan 5.6997% 10/3/13 (d)	7,372	6,856
Hercules, Inc. Tranche B, term loan 4.3625% 10/8/10 (d)	5,971	5,732
Huntsman International LLC Tranche B, term loan 4.6363% 4/19/14 (d)	18,527	17,925
INEOS US Finance:
Tranche B, term loan 4.8848% 12/16/13 (d)	3,729	3,486
Tranche C, term loan 5.3848% 12/16/14 (d)	3,729	3,486
Innophos, Inc. Tranche B, term loan 4.7% 8/13/10 (d)	2,560	2,445
MacDermid, Inc. Tranche B, term loan 4.6963% 4/12/14 (d)	2,290	2,061
Momentive Performance Materials, Inc. Tranche B1, term loan 5.125% 12/4/13 (d)	11,720	10,959
Nalco Co. Tranche B, term loan 5.3363% 11/4/10 (d)	23,152	22,834
Rockwood Specialties Group, Inc. Tranche E, term loan 4.3994% 7/30/12 (d)	11,274	10,823
		127,204
Consumer Products - 0.6%
Jarden Corp. term loan 4.4463% 1/24/12 (d)	5,004	4,729
Jostens IH Corp. Tranche C, term loan 6.7175% 12/21/11 (d)	4,366	4,148
Sealy Mattress Co. Tranche E, term loan 4.146% 8/25/12 (d)	4,875	4,485
Weight Watchers International, Inc. Tranche B, term loan 4.25% 1/26/14 (d)	1,915	1,781
		15,143
Containers - 2.1%
BWAY Corp. Tranche B, term loan 4.5% 7/17/13 (d)	2,093	1,988
Crown Holdings, Inc.:
term loan B 4.815% 11/15/12 (d)	15,190	14,734
Tranche B, term loan 4.815% 11/15/12 (d)	9,599	9,311
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Owens-Brockway Glass Container, Inc. Tranche B, term loan 4.2175% 6/14/13 (d)	$ 27,122	$ 26,037
Solo Cup Co. Tranche B1, term loan 6.298% 2/27/11 (d)	5,818	5,702
		57,772
Diversified Financial Services - 0.7%
AlixPartners LLP Tranche B, term loan 4.71% 10/12/13 (d)	1,461	1,417
Ameritrade Holding Corp. Tranche B, term loan 4.21% 1/23/13 (d)	6,753	6,601
Cognis GmbH Tranche B, term loan 6.606% 9/15/13 (d)	1,000	910
LandSource Communities Development LLC Tranche B 1LN, term loan 6.75% 2/27/13 (d)	2,577	1,816
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 4.9463% 5/15/14 (d)	1,965	1,651
Nuveen Investments, Inc. term loan 5.8739% 11/13/14 (d)	6,000	5,715
Tempus Public Foundation Generation Holdings LLC:
revolver loan 4.6963% 12/15/13 (d)	47	45
Tranche 1LN, term loan 4.6963% 12/15/13 (d)	793	753
4.6963% 12/15/13 (d)	158	150
		19,058
Diversified Media - 0.4%
Lamar Media Corp. Tranche F, term loan 4.375% 3/31/14 (d)	7,650	7,459
LBI Media, Inc. Tranche B, term loan 4.3625% 3/31/12 (d)	2,254	1,916
Thomson Media, Inc. Tranche B1, term loan 4.95% 11/8/11 (d)	978	890
		10,265
Electric Utilities - 7.4%
AES Corp. term loan 7.125% 8/10/11 (d)	10,071	9,769
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.6963% 3/30/12 (d)	348	299
term loan 5.6963% 3/30/14 (d)	2,567	2,207
Calpine Corp. Tranche D, term loan 5.575% 3/29/14 (d)	16,399	15,415
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Covanta Energy Corp.:
term loan 5.0792% 2/9/14 (d)	$ 5,967	$ 5,579
3.9881% 2/9/14 (d)	2,967	2,775
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.3625% 4/2/13 (d)	15,319	14,438
Tranche B, term loan 4.3625% 4/2/13 (d)	2,667	2,514
4.3625% 4/2/13 (d)	14,000	13,195
Energy Investors Funds term loan 6.9425% 4/11/14 (d)	2,968	2,686
LS Power Acquisition Corp. Tranche 2LN, term loan 6.45% 11/1/14 (d)	2,905	2,890
MACH Gen LLC:
term loan 5.1% 2/22/14 (d)	1,766	1,660
4.7% 2/22/13 (d)	186	175
Mirant North America LLC term loan 4.6125% 1/3/13 (d)	16,482	15,987
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (d)	34,892	33,322
4.3463% 2/1/13 (d)	21,976	20,988
NSG Holdings LLC:
term loan 6.56% 6/15/14 (d)	1,868	1,737
4.35% 6/15/14 (d)	247	230
Reliant Energy, Inc. 4.3388% 6/30/14 (d)	12,150	11,300
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.5687% 10/10/14 (d)	7,990	7,620
Tranche B2, term loan 6.5793% 10/10/14 (d)	23,898	22,882
Tranche B3, term loan 6.5827% 10/10/14 (d)	11,945	11,422
		199,090
Energy - 2.5%
Alon USA, Inc. term loan 4.9538% 8/2/13 (d)	3,892	3,561
Citgo Petroleum Corp. Tranche B, term loan 4.1138% 11/15/12 (d)	11,674	10,856
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (d)	486	448
Tranche D, term loan 7.9818% 12/28/13 (d)	1,579	1,452
Compagnie Generale de Geophysique SA term loan 4.8838% 1/12/14 (d)	6,892	6,754
Energy Transfer Equity LP term loan 4.8775% 11/1/12 (d)	4,000	3,900
MEG Energy Corp.:
term loan 4.7% 4/3/13 (d)	2,450	2,303
Tranche DD, term loan 4.7% 4/3/13 (d)	2,497	2,347
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 5.04% 11/1/13 (d)	$ 4,589	$ 4,130
Tranche B, Credit-Linked Deposit 5.25% 11/1/13 (d)	564	508
Petroleum Geo-Services ASA term loan 4.45% 6/29/15 (d)	934	904
SandRidge Energy, Inc. term loan 6.3225% 4/1/14 (d)	8,000	7,640
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.6963% 10/31/12 (d)	2,505	2,442
term loan 6.8283% 10/31/12 (d)	4,439	4,328
Vulcan/Plains Resources, Inc. term loan 4.3588% 8/12/11 (d)	2,884	2,768
Western Refining, Inc. term loan 4.6494% 5/30/14 (d)	13,394	11,820
		66,161
Entertainment/Film - 1.3%
AMC Entertainment, Inc. term loan 4.6363% 1/26/13 (d)	2,309	2,177
Cinemark USA, Inc. term loan 4.6642% 10/5/13 (d)	9,771	9,331
Macrovision Solutions Corp. Tranche B, term loan 7.25% 5/1/13 (d)	3,000	2,985
MGM Holdings II, Inc. Tranche B, term loan 5.9463% 4/8/12 (d)	8,158	6,526
National CineMedia LLC term loan 4.62% 2/13/15 (d)	4,000	3,720
Regal Cinemas Corp. term loan 4.1963% 10/27/13 (d)	8,021	7,580
Zuffa LLC term loan 4.875% 6/19/15 (d)	5,955	4,049
		36,368
Environmental - 1.5%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (d)	15,342	14,805
term loan 4.383% 3/28/14 (d)	25,517	24,624
Synagro Technologies, Inc. Tranche 1LN, term loan 5.0672% 4/2/14 (d)	466	394
		39,823
Food and Drug Retail - 1.0%
Rite Aid Corp. Tranche ABL, term loan 4.53% 6/4/14 (d)	15,500	14,686
SUPERVALU, Inc. Tranche B, term loan 4.2088% 6/2/12 (d)	12,505	12,192
		26,878
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc. Tranche B, term loan 4.9123% 6/5/13 (d)	27,032	26,356
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Dean Foods Co. Tranche B, term loan 4.4531% 4/2/14 (d)	$ 16,808	$ 15,967
Del Monte Corp. Tranche B, term loan 4.4069% 2/8/12 (d)	10,593	10,461
Herbalife International, Inc. term loan 4.37% 7/21/13 (d)	1,705	1,607
Michael Foods, Inc. Tranche B, term loan 6.3772% 11/21/10 (d)	1,809	1,763
Reddy Ice Group, Inc. term loan 4.46% 8/12/12 (d)	2,000	1,680
		57,834
Gaming - 2.3%
Alliance Gaming Corp. term loan 7.3638% 9/5/09 (d)	3,434	3,357
Ameristar Casinos, Inc. term loan 5.0169% 11/10/12 (d)	5,914	5,692
Choctaw Resort Development Enterprise term loan 6.4675% 11/4/11 (d)	1,851	1,721
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.9316% 2/16/14 (d)	1,763	1,401
Greenwood Racing, Inc. term loan 5.12% 11/28/11 (d)	2,963	2,702
Harrah's Entertainment, Inc.:
Tranche B1, term loan 5.92% 1/28/15 (d)	1,000	935
Tranche B2, term loan 5.9199% 1/28/15 (d)	3,000	2,813
Penn National Gaming, Inc. Tranche B, term loan 4.7473% 10/31/12 (d)	14,137	13,642
Seminole Tribe of Florida:
Tranche B1, term loan 4.4814% 3/5/14 (d)	587	569
Tranche B2, term loan 6.6875% 3/5/14 (d)	2,113	2,050
Tranche B3, term loan 4.25% 3/5/14 (d)	2,075	2,013
Town Sports International LLC term loan 4.5% 2/27/14 (d)	3,950	3,358
Tropicana Entertainment term loan 4.9463% 7/3/08 (d)	4,865	4,622
Venetian Macau Ltd. Tranche B, term loan:
4.95% 5/26/12 (d)	732	699
4.95% 5/26/13 (d)	1,268	1,211
Venetian Macau US Finance, Inc. Tranche B, term loan 4.95% 5/25/13 (d)	6,000	5,730
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 4.625% 8/15/13 (d)	9,180	8,996
		61,511
Healthcare - 12.6%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.9976% 2/7/12 (d)	9,914	9,444
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Bausch & Lomb, Inc. term loan:
5.9463% 4/26/15 (d)	$ 7,980	$ 7,860
6.5106% 4/26/15 (d)(f)	2,000	1,970
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (d)	65,437	62,492
Tranche DD, term loan 7/25/14 (f)	3,348	3,197
DaVita, Inc. Tranche B1, term loan 4.2346% 10/5/12 (d)	34,257	32,886
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 4.0704% 3/31/12 (d)	19,989	19,339
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (d)	96,601	91,775
Health Management Associates, Inc. Tranche B, term loan 4.4463% 2/28/14 (d)	14,319	13,227
HealthSouth Corp. term loan 5.2303% 3/10/13 (d)	8,478	8,012
Hologic, Inc. Tranche B1, term loan 5.6175% 3/31/13 (d)	405	401
IASIS Healthcare Corp.:
term loan 4.8813% 3/15/14 (d)	5,925	5,643
Tranche DD, term loan 4.8625% 3/15/14 (d)	2,047	1,950
4.8738% 3/15/14 (d)	546	520
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 4.6713% 6/26/14 (d)	12,989	12,080
LifePoint Hospitals, Inc. Tranche B, term loan 4.71% 4/15/12 (d)	7,298	6,988
National Renal Institutes, Inc. term loan 5% 3/31/13 (d)	3,232	2,844
Psychiatric Solutions, Inc. term loan 5.0004% 7/1/12 (d)	12,242	11,752
PTS Acquisition Corp. term loan 4.9463% 4/10/14 (d)	11,900	10,532
Renal Advantage, Inc. Tranche B, term loan 5.2638% 9/30/12 (d)	5,263	4,881
Skilled Healthcare Group, Inc. Tranche 1, term loan 4.8882% 6/15/12 (d)	3,890	3,501
Sun Healthcare Group, Inc.:
Tranche B, term loan 4.9627% 4/19/14 (d)	4,254	3,935
Tranche DD, term loan 4.8529% 4/19/14 (d)	609	563
4.6963% 4/19/13 (d)	966	893
Team Health, Inc. term loan 4.9449% 11/22/12 (d)	2,164	1,926
U.S. Oncology, Inc. Tranche B, term loan 5.8612% 8/20/11 (d)	4,079	3,937
Vanguard Health Holding Co. I, LLC term loan 5.1338% 9/23/11 (d)	3,683	3,535
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
VCA Antech, Inc. term loan 4.375% 5/16/11 (d)	$ 3,960	$ 3,802
Vicar Operating, Inc. term loan 4.375% 5/16/11 (d)	9,740	9,351
		339,236
Homebuilding/Real Estate - 0.5%
CB Richard Ellis Group, Inc. Tranche B, term loan 4.3% 12/20/13 (d)	2,928	2,694
General Growth Properties, Inc. Tranche A1, term loan 4% 2/24/10 (d)	10,803	9,749
		12,443
Leisure - 0.7%
Six Flags, Inc. Tranche B, term loan 5.203% 4/30/15 (d)	3,990	3,551
Universal City Development Partners Ltd. term loan 4.6329% 6/9/11 (d)	14,741	14,299
		17,850
Metals/Mining - 1.3%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 4.4213% 10/26/12 (d)	13,999	13,544
Compass Minerals Tranche B, term loan 4.7605% 12/22/12 (d)	8,987	8,717
Noranda Aluminium Acquisition Corp. Tranche B, term loan 5.065% 5/18/14 (d)	3,455	3,247
Novelis Corp. term loan 4.7% 7/6/14 (d)	5,935	5,653
Oxbow Carbon LLC:
Tranche B, term loan 4.9737% 5/8/14 (d)	3,554	3,243
Tranche DD, term loan 4.8625% 5/8/14 (d)	318	290
		34,694
Paper - 4.1%
Boise Paper Holdings LLC Tranche B 1LN, term loan 7.5% 2/22/14 (d)	3,000	3,000
Domtar Corp. Tranche B, term loan 4.175% 3/7/14 (d)	1,994	1,909
Georgia-Pacific Corp.:
term loan 4.6842% 12/29/13 (d)	14,813	14,239
Tranche B1, term loan 4.7518% 12/23/12 (d)	60,401	58,061
Graphic Packaging International, Inc. Tranche C, term loan 5.4817% 5/16/14 (d)	2,000	1,930
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 4.6838% 11/1/10 (d)	6,854	6,580
Tranche B, term loan 5.0131% 11/1/11 (d)	6,793	6,521
Tranche C, term loan 5.0292% 11/1/11 (d)	10,279	9,868
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Smurfit-Stone Container Enterprises, Inc.: - continued
Tranche C1, term loan 4.7088% 11/1/11 (d)	$ 2,477	$ 2,384
Verso Paper Holdings LLC Tranche B, term loan 4.4463% 8/1/13 (d)	5,384	5,115
		109,607
Publishing/Printing - 3.2%
Cenveo Corp.:
term loan 4.3488% 6/21/13 (d)	3,504	3,268
Tranche DD, term loan 4.3488% 6/21/13 (d)	135	126
Dex Media East LLC Tranche B, term loan 4.985% 10/24/14 (d)	13,000	11,765
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 4.2867% 9/9/09 (d)	1,928	1,889
Tranche B, term loan 4.4847% 3/9/10 (d)	10,887	10,615
Tranche B1, term loan 4.5572% 3/10/10 (d)	9,036	8,810
Idearc, Inc. term loan 4.7068% 11/17/14 (d)	15,603	12,795
MediMedia USA, Inc. Tranche B, term loan 5.7439% 10/5/13 (d)	1,751	1,593
R.H. Donnelley Corp.:
Tranche D1, term loan 4.273% 6/30/11 (d)	7,598	7,180
Tranche D2, term loan 4.4065% 6/30/11 (d)	16,420	15,435
The Reader's Digest Association, Inc. term loan 4.9421% 3/2/14 (d)	2,509	2,108
Thomson Learning, Inc. term loan 5.3418% 7/5/14 (d)	4,918	4,549
Tribune Co. term loan 5.4775% 6/4/09 (d)	1,933	1,827
Yell Group PLC Tranche B1, term loan 4.7038% 2/10/13 (d)	6,200	5,487
		87,447
Railroad - 0.7%
Kansas City Southern Railway Co.:
Tranche B, term loan 4.8973% 4/28/13 (d)	16,703	16,201
Tranche C, term loan 4.3834% 4/28/13 (d)	2,978	2,858
		19,059
Restaurants - 0.7%
Burger King Corp. Tranche B1, term loan 4.25% 6/30/12 (d)	9,018	8,927
Del Taco Tranche B, term loan 8.2% 3/29/13 (d)	2,910	2,212
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (d)	543	468
term loan 5% 6/14/14 (d)	7,251	6,254
		17,861
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - 2.7%
ARAMARK Corp.:
Credit-Linked Deposit 6.705% 1/26/14 (d)	$ 2,987	$ 2,860
term loan 4.5713% 1/26/14 (d)	47,252	45,244
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 5.2929% 2/7/14 (d)	4,721	4,202
Coinmach Service Corp. Tranche B, term loan 0% 11/16/14 (d)	4,000	3,560
Iron Mountain, Inc. term loan 4.5938% 4/16/14 (d)	9,925	9,925
RSC Equipment Rental term loan 4.4792% 11/30/12 (d)	1,958	1,850
United Rentals, Inc.:
term loan 5.1% 2/14/11 (d)	1,226	1,201
Tranche B, Credit-Linked Deposit 6.85% 2/14/11 (d)	340	333
West Corp. term loan 5.279% 10/24/13 (d)	3,002	2,762
		71,937
Specialty Retailing - 0.4%
Claire's Stores, Inc. term loan 5.5623% 5/29/14 (d)	2,945	2,341
GNC Corp. term loan 4.9455% 9/16/13 (d)	3,938	3,504
Michaels Stores, Inc. term loan 5.2037% 10/31/13 (d)	5,862	5,159
		11,004
Super Retail - 1.0%
Gold Toe Investment Corp. Tranche 1LN, term loan 5.6201% 10/30/13 (d)	4,928	3,967
J. Crew Group, Inc. term loan 5.0347% 5/15/13 (d)	3,407	3,185
PETCO Animal Supplies, Inc. term loan 5.0255% 10/26/13 (d)	9,811	8,977
The Pep Boys - Manny, Moe & Jack term loan 5.09% 10/27/13 (d)	1,784	1,677
Toys 'R' US, Inc. term loan 5.7088% 12/9/08 (d)	11,000	10,065
		27,871
Technology - 4.1%
Affiliated Computer Services, Inc.:
term loan 4.8863% 3/20/13 (d)	13,030	12,590
Tranche B2, term loan 4.7153% 3/20/13 (d)	8,833	8,535
First Data Corp.:
Tranch B3, term loan 5.3553% 9/24/14 (d)	2,985	2,806
Tranche B2, term loan 5.3553% 9/24/14 (d)	4,122	3,874
Flextronics International Ltd.:
Tranche B-A, term loan 5.0962% 10/1/14 (d)	3,865	3,517
Tranche B-A1, term loan 4.9631% 10/1/14 (d)	1,110	1,011
Tranche B-B, term loan 4.9475% 10/1/12 (d)	4,975	4,639
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Freescale Semiconductor, Inc. term loan 4.4588% 12/1/13 (d)	$ 18,583	$ 16,307
Global Tel*Link Corp.:
term loan 6.1963% 2/14/13 (d)	1,503	1,307
6.1963% 2/14/13 (d)	434	378
IPC Systems, Inc. Tranche B1 1LN, term loan 4.9463% 5/31/14 (d)	1,990	1,483
Itron, Inc. term loan 4.7887% 4/18/14 (d)	2,291	2,234
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (d)	2,927	2,663
Tranche 2LN, term loan 8.4463% 6/11/15 (d)	2,000	1,600
ON Semiconductor Corp. term loan 4.4463% 9/6/13 (d)	3,676	3,382
Open Text Corp. term loan 5.1125% 10/2/13 (d)	4,535	4,353
Serena Software, Inc. term loan 4.68% 3/10/13 (d)	1,945	1,750
SunGard Data Systems, Inc. term loan 4.8775% 2/28/14 (d)	35,975	34,176
Verifone, Inc. Tranche B, term loan 4.9% 10/31/13 (d)	4,208	3,829
		110,434
Telecommunications - 7.1%
Alltel Communications, Inc.:
Tranche B1, term loan 5.4663% 5/17/15 (d)	2,000	1,820
Tranche B2, term loan 5.55% 5/16/15 (d)	7,000	6,440
Tranche B3, term loan 5.4663% 5/16/15 (d)	2,000	1,840
Asurion Corp. Tranche 1LN, term loan 6.095% 7/3/14 (d)	2,000	1,843
Centennial Cellular Operating Co. LLC term loan 4.7242% 2/9/11 (d)	18,835	18,269
Cincinnati Bell, Inc. Tranche B, term loan 4.6364% 8/31/12 (d)	6,825	6,757
Crown Castle International Corp. Tranche B, term loan 4.1963% 3/6/14 (d)	9,895	9,326
Digicel International Finance Ltd. term loan 5.25% 3/30/12 (d)	9,000	8,010
Intelsat Bermuda Ltd. term loan 5.2% 2/1/14 (d)	19,000	18,953
Intelsat Ltd. Tranche B, term loan 5.1838% 7/3/13 (d)	29,222	28,126
Leap Wireless International, Inc. Tranche B, term loan 5.6963% 6/16/13 (d)	8,865	8,710
Level 3 Communications, Inc. term loan 4.9621% 3/13/14 (d)	9,000	8,370
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
NTELOS, Inc. Tranche B1, term loan 5.2696% 8/24/11 (d)	$ 3,729	$ 3,636
PanAmSat Corp.:
Tranche B2 A, term loan 5.1838% 1/3/14 (d)	7,857	7,444
Tranche B2 B, term loan 5.1838% 1/3/14 (d)	7,854	7,442
Tranche B2 C, term loan 5.1838% 1/3/14 (d)	7,854	7,442
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	16,000	15,920
Telesat Holding, Inc. term loan:
5.7937% 10/31/14 (d)	79	75
6.5826% 10/31/14 (d)	921	872
Time Warner Telecom, Inc. Tranche B, term loan 4.87% 1/7/13 (d)	2,943	2,788
Wind Telecomunicazioni SpA:
Tranche B, term loan 5.01% 9/21/13 (d)	6,000	5,880
Tranche C, term loan 5.76% 9/21/14 (d)	6,000	5,880
Windstream Corp. Tranche B1, term loan 4.22% 7/17/13 (d)	16,411	16,042
		191,885
Textiles & Apparel - 0.7%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.6148% 9/5/13 (d)	10,440	10,219
Levi Strauss & Co. term loan 4.9913% 4/4/14 (d)	3,000	2,580
Warnaco Group, Inc. term loan 4.4701% 1/31/13 (d)	4,138	3,972
William Carter Co. term loan 4.5948% 6/29/12 (d)	1,826	1,735
		18,506
TOTAL FLOATING RATE LOANS (Cost $2,457,416)		2,327,304
Nonconvertible Bonds - 3.3%
Automotive - 0.2%
Ford Motor Credit Co. LLC 7.1631% 4/15/12 (d)	$ 3,000	$ 2,925
General Motors Acceptance Corp. 5.2756% 12/1/14 (d)	2,000	1,420
GMAC LLC 4.315% 5/15/09 (d)	2,000	1,880
		6,225
Broadcasting - 0.1%
Radio One, Inc. 8.875% 7/1/11	3,000	2,550
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.2%
CSC Holdings, Inc. 7.25% 7/15/08	$ 2,000	$ 2,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	2,022
		4,022
Capital Goods - 0.1%
Esco Corp. 6.675% 12/15/13 (c)(d)	2,000	1,790
Containers - 0.2%
Berry Plastics Corp. 7.4838% 2/15/15 (c)(d)	6,000	5,805
Electric Utilities - 0.7%
Energy Future Holdings 10.875% 11/1/17 (c)	10,000	10,700
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,248
		19,948
Gaming - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,918
Metals/Mining - 0.5%
FMG Finance Property Ltd. 7.0756% 9/1/11 (c)(d)	3,000	2,940
Freeport-McMoRan Copper & Gold, Inc. 5.8825% 4/1/15 (d)	10,000	10,100
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (c)(d)	2,000	1,690
		14,730
Technology - 0.4%
Freescale Semiconductor, Inc. 6.675% 12/15/14 (d)	6,000	4,920
NXP BV 5.4631% 10/15/13 (d)	5,000	4,600
		9,520
Telecommunications - 0.8%
Centennial Communications Corp. 8.4475% 1/1/13 (d)	2,000	1,905
IPCS, Inc. 5.3644% 5/1/13 (d)	3,000	2,505
Level 3 Financing, Inc. 6.7044% 2/15/15 (d)	3,000	2,415
Qwest Corp. 6.05% 6/15/13 (d)	2,000	1,890
Rural Cellular Corp.:
6.0756% 6/1/13 (d)	3,000	3,030
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Rural Cellular Corp.: - continued
8.25% 3/15/12	$ 6,000	$ 6,240
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (c)	3,000	3,008
		20,993
TOTAL NONCONVERTIBLE BONDS (Cost $91,262)		88,501
Common Stocks - 0.0%
	Shares
Electric Utilities - 0.0%
Calpine Corp. (a) (Cost $348)	20,715	408
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 2.51% (b)	292,446,322	292,446
Fidelity Money Market Central Fund, 3.10% (b)	294,519	295
TOTAL MONEY MARKET FUNDS (Cost $292,741)		292,741
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,841,767)		2,708,954
NET OTHER ASSETS - (0.7)%		(17,785)
NET ASSETS - 100%		$ 2,691,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,933,000 or 1.0% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,348,000 and $4,182,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,321
Fidelity Money Market Central Fund	6
Total	$ 5,327
Income Tax Information
At October 31, 2007, the fund had a capital loss carryforward of approximately $16,995,874 all of which will expire on October 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,549,026)	$ 2,416,213
Fidelity Central Funds (cost $292,741)	292,741
Total Investments (cost $2,841,767)		$ 2,708,954
Cash		785
Receivable for investments sold		23,408
Receivable for fund shares sold		8,316
Interest receivable		12,609
Distributions receivable from Fidelity Central Funds		626
Prepaid expenses		8
Receivable from investment adviser for expense reductions		2
Total assets		2,754,708

Liabilities
Payable for investments purchased	$ 56,201
Payable for fund shares redeemed	3,671
Distributions payable	1,627
Accrued management fee	1,236
Distribution fees payable	339
Other affiliated payables	358
Other payables and accrued expenses	107
Total liabilities		63,539

Net Assets		$ 2,691,169
Net Assets consist of:
Paid in capital		$ 2,922,094
Undistributed net investment income		3,118
Accumulated undistributed net realized gain (loss) on investments		(101,230)
Net unrealized appreciation (depreciation) on investments		(132,813)
Net Assets		$ 2,691,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,658 ÷ 22,852 shares)	$ 9.44

Maximum offering price per share (100/97.25 of $9.44)	$ 9.71
Class T: Net Asset Value and redemption price per share ($187,508 ÷ 19,893 shares)	$ 9.43

Maximum offering price per share (100/97.25 of $9.43)	$ 9.70
Class B: Net Asset Value and offering price per share ($67,112 ÷ 7,120 shares)A	$ 9.43

Class C: Net Asset Value and offering price per share ($265,438 ÷ 28,132 shares)A	$ 9.44

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($1,793,986 ÷ 190,308 shares)	$ 9.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($161,467 ÷ 17,139 shares)	$ 9.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008

Investment Income
Interest		$ 101,101
Income from Fidelity Central Funds		5,327
Total income		106,428

Expenses
Management fee	$ 8,683
Transfer agent fees	1,866
Distribution fees	2,336
Accounting fees and expenses	571
Custodian fees and expenses	37
Independent trustees' compensation	7
Registration fees	75
Audit	70
Legal	8
Miscellaneous	145
Total expenses before reductions	13,798
Expense reductions	(43)	13,755
Net investment income		92,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(83,553)
Change in net unrealized appreciation (depreciation) on investment securities		(52,761)
Net gain (loss)		(136,314)
Net increase (decrease) in net assets resulting from operations		$ (43,641)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,673	$ 293,833
Net realized gain (loss)	(83,553)	(20,062)
Change in net unrealized appreciation (depreciation)	(52,761)	(93,038)
Net increase (decrease) in net assets resulting from operations	(43,641)	180,733
Distributions to shareholders from net investment income	(88,496)	(295,734)
Distributions to shareholders from net realized gain	-	(932)
Total distributions	(88,496)	(296,666)
Share transactions - net increase (decrease)	(1,073,892)	(601,645)
Redemption fees	176	917
Total increase (decrease) in net assets	(1,205,853)	(716,661)

Net Assets
Beginning of period	3,897,022	4,613,683
End of period (including undistributed net investment income of $3,118 and distributions in excess of net investment income of $1,059, respectively)	$ 2,691,169	$ 3,897,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.95	$ 9.96	$ 9.97	$ 9.88	$ 9.45
Income from Investment Operations
Net investment income E	.275	.621	.571	.404	.285	.292
Net realized and unrealized gain (loss)	(.328)	(.196)	(.022)	(.008)	.098	.447
Total from investment operations	(.053)	.425	.549	.396	.383	.739
Distributions from net investment income	(.258)	(.625)	(.560)	(.397)	(.295)	(.311)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.258)	(.627)	(.560)	(.407)	(.295)	(.311)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.44	$ 9.75	$ 9.95	$ 9.96	$ 9.97	$ 9.88
Total Return B, C, D	(.48)%	4.40%	5.66%	4.05%	3.96%	7.95%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.02%	1.05%	1.06%	1.08%	1.10%
Expenses net of fee waivers, if any	1.06% A	1.02%	1.05%	1.06%	1.08%	1.10%
Expenses net of all reductions	1.06% A	1.02%	1.05%	1.06%	1.08%	1.09%
Net investment income	5.89% A	6.28%	5.73%	4.05%	2.90%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$ 216	$ 257	$ 285	$ 312	$ 299	$ 88
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Income from Investment Operations
Net investment income E	.278	.621	.564	.396	.276	.285
Net realized and unrealized gain (loss)	(.320)	(.206)	(.022)	(.007)	.098	.446
Total from investment operations	(.042)	.415	.542	.389	.374	.731
Distributions from net investment income	(.259)	(.625)	(.553)	(.390)	(.286)	(.303)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.259)	(.627)	(.553)	(.400)	(.286)	(.303)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.43	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Total Return B, C, D	(.36)%	4.30%	5.60%	3.98%	3.87%	7.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.03%	1.11%	1.13%	1.17%	1.18%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.11%	1.13%	1.17%	1.18%
Expenses net of all reductions	1.02% A	1.02%	1.11%	1.13%	1.17%	1.18%
Net investment income	5.92% A	6.28%	5.67%	3.98%	2.81%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 188	$ 309	$ 472	$ 511	$ 389	$ 113
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Income from Investment Operations
Net investment income E	.252	.569	.513	.346	.231	.243
Net realized and unrealized gain (loss)	(.318)	(.206)	(.022)	(.008)	.096	.444
Total from investment operations	(.066)	.363	.491	.338	.327	.687
Distributions from net investment income	(.235)	(.573)	(.502)	(.339)	(.239)	(.259)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.235)	(.575)	(.502)	(.349)	(.239)	(.259)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.43	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Total Return B, C, D	(.62)%	3.76%	5.06%	3.46%	3.38%	7.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.55%	1.63%	1.64%	1.65%	1.64%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.63%	1.64%	1.65%	1.63%
Expenses net of all reductions	1.55% A	1.55%	1.62%	1.64%	1.65%	1.63%
Net investment income	5.40% A	5.75%	5.16%	3.47%	2.33%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 100	$ 143	$ 173	$ 184	$ 134
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.95	$ 9.96	$ 9.97	$ 9.87	$ 9.45
Income from Investment Operations
Net investment income E	.241	.553	.508	.341	.224	.235
Net realized and unrealized gain (loss)	(.319)	(.207)	(.022)	(.008)	.107	.434
Total from investment operations	(.078)	.346	.486	.333	.331	.669
Distributions from net investment income	(.223)	(.556)	(.497)	(.334)	(.233)	(.251)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.223)	(.558)	(.497)	(.344)	(.233)	(.251)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.44	$ 9.74	$ 9.95	$ 9.96	$ 9.97	$ 9.87
Total Return B, C, D	(.74)%	3.58%	5.00%	3.40%	3.41%	7.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.71%	1.68%	1.69%	1.71%	1.72%
Expenses net of fee waivers, if any	1.80% A	1.71%	1.68%	1.69%	1.71%	1.71%
Expenses net of all reductions	1.80% A	1.71%	1.68%	1.69%	1.71%	1.71%
Net investment income	5.15% A	5.59%	5.10%	3.42%	2.27%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 265	$ 345	$ 450	$ 539	$ 524	$ 269
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Income from Investment Operations
Net investment income D	.292	.650	.593	.427	.309	.311
Net realized and unrealized gain (loss)	(.330)	(.196)	(.021)	(.008)	.099	.450
Total from investment operations	(.038)	.454	.572	.419	.408	.761
Distributions from net investment income	(.273)	(.654)	(.583)	(.420)	(.320)	(.333)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.273)	(.656)	(.583)	(.430)	(.320)	(.333)
Redemption fees added to paid in capital D	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.43	$ 9.74	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Total Return B, C	(.32)%	4.72%	5.92%	4.30%	4.22%	8.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.73%	.81%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.73% A	.73%	.81%	.82%	.84%	.86%
Expenses net of all reductions	.72% A	.72%	.81%	.82%	.84%	.86%
Net investment income	6.22% A	6.58%	5.97%	4.29%	3.14%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,794	$ 2,679	$ 2,989	$ 2,471	$ 1,982	$ 811
Portfolio turnover rate F	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.86	$ 9.44
Income from Investment Operations
Net investment income D	.289	.647	.591	.424	.304	.312
Net realized and unrealized gain (loss)	(.328)	(.206)	(.021)	(.007)	.110	.436
Total from investment operations	(.039)	.441	.570	.417	.414	.748
Distributions from net investment income	(.272)	(.651)	(.581)	(.418)	(.316)	(.330)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.272)	(.653)	(.581)	(.428)	(.316)	(.330)
Redemption fees added to paid in capital D	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.42	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.86
Total Return B, C	(.34)%	4.58%	5.89%	4.27%	4.29%	8.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.76%	.84%	.85%	.87%	.90%
Expenses net of fee waivers, if any	.76% A	.76%	.84%	.85%	.87%	.89%
Expenses net of all reductions	.76% A	.76%	.83%	.85%	.87%	.89%
Net investment income	6.19% A	6.55%	5.95%	4.26%	3.11%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 161	$ 207	$ 275	$ 285	$ 182	$ 36
Portfolio turnover rate F	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,174
Unrealized depreciation	(135,312)
Net unrealized appreciation (depreciation)	$ (132,138)
Cost for federal income tax purposes	$ 2,841,092

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $171,704 and $1,090,736, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 283	$ 37
Class T	0%	.25%	297	16
Class B	.55%	.15%	288	227
Class C	.75%	.25%	1,468	178
			$ 2,336	$ 458

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	7
Class B*	69
Class C*	21
$ 125

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Fidelity

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Floating Rate High Income Fund's shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 207.18
Class T	177.15
Class B	94.23
Class C	251.17
Fidelity Floating Rate High Income Fund	1,020.10
Institutional Class	117.13
	$ 1,866

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 4

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

by $37. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Floating Rate High Income Fund	$ 2

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 6,307	$ 16,980
Class T	6,728	25,808
Class B	2,103	7,185
Class C	7,104	22,768
Fidelity Floating Rate High Income Fund	61,075	205,034
Institutional Class	5,179	17,959
Total	$ 88,496	$ 295,734
From net realized gain
Class A	$ -	$ 56
Class T	-	92
Class B	-	28
Class C	-	89
Fidelity Floating Rate High Income Fund	-	612
Institutional Class	-	55
Total	$ -	$ 932

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	5,149	13,247	$ 48,260	$ 130,736
Reinvestment of distributions	521	1,258	4,884	12,401
Shares redeemed	(9,190)	(16,816)	(85,937)	(165,336)
Net increase (decrease)	(3,520)	(2,311)	$ (32,793)	$ (22,199)
Class T
Shares sold	931	10,196	$ 8,718	$ 101,349
Reinvestment of distributions	628	2,326	5,887	22,926
Shares redeemed	(13,376)	(28,319)	(124,756)	(278,187)
Net increase (decrease)	(11,817)	(15,797)	$ (110,151)	$ (153,912)
Class B
Shares sold	208	1,012	$ 1,959	$ 10,008
Reinvestment of distributions	167	543	1,559	5,357
Shares redeemed	(3,556)	(5,618)	(33,141)	(55,301)
Net increase (decrease)	(3,181)	(4,063)	$ (29,623)	$ (39,936)
Class C
Shares sold	1,896	6,240	$ 17,722	$ 61,832
Reinvestment of distributions	504	1,565	4,725	15,441
Shares redeemed	(9,702)	(17,554)	(90,385)	(172,933)
Net increase (decrease)	(7,302)	(9,749)	$ (67,938)	$ (95,660)
Fidelity Floating Rate High Income Fund
Shares sold	25,875	157,899	$ 240,492	$ 1,564,638
Reinvestment of distributions	5,532	17,687	51,828	174,341
Shares redeemed	(116,269)	(201,041)	(1,087,624)	(1,967,636)
Net increase (decrease)	(84,862)	(25,455)	$ (795,304)	$ (228,657)
Institutional Class
Shares sold	6,093	16,545	$ 57,238	$ 164,024
Reinvestment of distributions	307	883	2,871	8,716
Shares redeemed	(10,541)	(23,840)	(98,192)	(234,021)
Net increase (decrease)	(4,141)	(6,412)	$ (38,083)	$ (61,281)

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended April 30, 2008 and for each of the five years in the period ended October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended April 30, 2008 and for each of the five years in the period ended October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2008

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AFRI-USAN-0608
1.784878.105

Fidelity

Floating Rate High Income

Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 995.20	$ 5.26
HypotheticalA	$ 1,000.00	$ 1,019.59	$ 5.32
Class T
Actual	$ 1,000.00	$ 996.40	$ 5.11
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.17
Class B
Actual	$ 1,000.00	$ 993.80	$ 7.68
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.77
Class C
Actual	$ 1,000.00	$ 992.60	$ 8.92
HypotheticalA	$ 1,000.00	$ 1,015.91	$ 9.02
Fidelity Floating Rate High Income Fund
Actual	$ 1,000.00	$ 996.80	$ 3.62
HypotheticalA	$ 1,000.00	$ 1,021.23	$ 3.67
Institutional Class
Actual	$ 1,000.00	$ 996.60	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.06%
Class T	1.03%
Class B	1.55%
Class C	1.80%
Fidelity Floating Rate High Income Fund	.73%
Institutional Class	.76%

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.4	2.8
CSC Holdings, Inc.	3.1	2.3
Georgia-Pacific Corp.	2.7	2.0
Charter Communications Operating LLC	2.5	2.8
Community Health Systems, Inc.	2.4	1.7
	14.1
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.6	11.1
Cable TV	9.2	8.8
Electric Utilities	8.1	6.5
Telecommunications	7.9	5.9
Chemicals	4.7	4.1
Quality Diversification (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
BBB 5.1%	BBB 3.5%
BB 62.2%	BB 55.8%
B 17.6%	B 18.7%
CCC,CC,C 0.9%	CCC,CC,C 0.5%
Not Rated 4.0%	Not Rated 10.8%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 10.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *	As of October 31, 2007 **
Floating Rate Loans 86.5%	Floating Rate Loans 86.6%
Nonconvertible Bonds 3.3%	Nonconvertible Bonds 2.7%
Common Stocks 0.0%	Common Stocks 0.0%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 10.7%

* Foreign investments	4.2%	** Foreign investments	3.9%

Semiannual Report

Investments April 30, 2008

Showing Percentage of Net Assets

Floating Rate Loans (e) - 86.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.5%
BE Aerospace, Inc. term loan B 5.0467% 8/24/12 (d)	$ 5,935	$ 5,920
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 4.5675% 9/30/13 (d)	11,797	11,591
TransDigm, Inc. term loan 4.655% 6/23/13 (d)	17,340	16,820
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 4.95% 9/29/13 (d)	7,576	7,405
		41,736
Auto Parts Distribution - 1.9%
Navistar International Corp.:
term loan 6.2336% 1/19/12 (d)	5,133	4,748
Credit-Linked Deposit 6.5972% 1/19/12 (d)	1,853	1,714
Oshkosh Co. Tranche B, term loan 4.76% 12/6/13 (d)	12,668	12,129
Tenneco, Inc. Credit-Linked Deposit 4.2238% 3/16/14 (d)	6,000	5,400
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.54% 4/30/14 (d)	25,000	23,500
TRW Automotive Holdings Corp. Tranche B1, term loan 4.4677% 2/9/14 (d)	2,968	2,789
		50,280
Automotive - 0.5%
Ford Motor Co. term loan 5.8% 12/15/13 (d)	8,776	7,898
General Motors Corp. term loan 5.0588% 11/29/13 (d)	3,105	2,903
Visteon Corp. term loan 7.2% 6/13/13 (d)	4,000	3,380
		14,181
Broadcasting - 3.1%
Citadel Broadcasting Corp. Tranche B, term loan 5.6251% 6/12/14 (d)	13,000	11,180
Entravision Communication Corp. term loan 4.2% 3/29/13 (d)	4,661	4,148
Nexstar Broadcasting, Inc. Tranche B, term loan 4.545% 10/1/12 (d)	17,675	16,173
Paxson Communications Corp. term loan 5.9631% 1/15/12 (d)	5,000	3,950
Raycom Media, Inc. Tranche B, term loan 4.4375% 6/25/14 (d)	6,430	5,916
Univision Communications, Inc. Tranche 1LN, term loan 5.1472% 9/29/14 (d)	40,000	33,600
VNU, Inc. term loan 5.3463% 8/9/13 (d)	9,520	8,972
		83,939
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 9.0%
Charter Communications Operating LLC:
term loan 8.5% 3/6/14 (d)	$ 7,000	$ 6,983
Tranche B 1LN, term loan 4.9% 3/6/14 (d)	67,830	59,690
CSC Holdings, Inc. Tranche B, term loan 4.4769% 3/31/13 (d)	84,162	81,006
DIRECTV Holdings LLC Tranche B, term loan 4.3813% 4/13/13 (d)	33,719	33,297
Discovery Communications, Inc. term loan 4.6963% 5/14/14 (d)	22,917	22,229
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (d)	6,750	6,379
NTL Cable PLC Tranche B, term loan 4.7375% 1/10/13 (d)	6,565	6,303
San Juan Cable, Inc. Tranche 1, term loan 5.02% 10/31/12 (d)	4,755	4,054
UPC Broadband Holding BV Tranche N1, term loan 4.4588% 12/31/14 (d)	23,008	21,628
		241,569
Capital Goods - 4.1%
Amsted Industries, Inc.:
term loan 4.7494% 4/5/13 (d)	4,739	4,656
Tranche DD, term loan 4.9219% 4/5/13 (d)	3,080	3,026
Ashtead Group PLC term loan 4.5% 8/31/11 (d)	2,950	2,744
Baldor Electric Co. term loan 4.8569% 1/31/14 (d)	6,536	6,324
Bucyrus International, Inc. Tranche B, term loan 4.6846% 5/4/14 (d)	10,292	10,086
Chart Industries, Inc. Tranche B, term loan 5.0156% 10/17/12 (d)	2,806	2,707
Dresser, Inc. Tranche B 1LN, term loan 5.5544% 5/4/14 (d)	18,568	17,872
EnergySolutions, Inc.:
Credit-Linked Deposit 5.05% 6/7/13 (d)	189	181
term loan 7.0988% 6/7/13 (d)	4,354	4,169
Flowserve Corp. term loan 4.25% 8/10/12 (d)	28,501	27,504
Hexcel Corp. Tranche B, term loan 5.2262% 3/1/12 (d)	2,390	2,247
Invensys International Holding Ltd.:
term loan 5.1275% 12/15/10 (d)	1,920	1,728
Tranche B, term loan 5.0388% 1/15/11 (d)	2,080	1,872
Polypore, Inc. Tranche B, term loan 5.11% 7/3/14 (d)	3,970	3,742
Rexnord Corp.:
Tranche B A0, term loan 4.9775% 7/19/13 (d)	2,938	2,732
Tranche B, term loan 5.3098% 7/19/13 (d)	1,989	1,849
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Sensus Metering Systems, Inc. Tranche B term loan 5.5509% 12/17/10 (d)	$ 1,694	$ 1,592
Terex Corp. term loan 4.4463% 7/14/13 (d)	13,765	13,627
		108,658
Chemicals - 4.7%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 4.4531% 4/2/13 (d)	5,526	5,084
term loan 4.1881% 4/2/14 (d)	36,706	35,513
Georgia Gulf Corp. term loan 5.6997% 10/3/13 (d)	7,372	6,856
Hercules, Inc. Tranche B, term loan 4.3625% 10/8/10 (d)	5,971	5,732
Huntsman International LLC Tranche B, term loan 4.6363% 4/19/14 (d)	18,527	17,925
INEOS US Finance:
Tranche B, term loan 4.8848% 12/16/13 (d)	3,729	3,486
Tranche C, term loan 5.3848% 12/16/14 (d)	3,729	3,486
Innophos, Inc. Tranche B, term loan 4.7% 8/13/10 (d)	2,560	2,445
MacDermid, Inc. Tranche B, term loan 4.6963% 4/12/14 (d)	2,290	2,061
Momentive Performance Materials, Inc. Tranche B1, term loan 5.125% 12/4/13 (d)	11,720	10,959
Nalco Co. Tranche B, term loan 5.3363% 11/4/10 (d)	23,152	22,834
Rockwood Specialties Group, Inc. Tranche E, term loan 4.3994% 7/30/12 (d)	11,274	10,823
		127,204
Consumer Products - 0.6%
Jarden Corp. term loan 4.4463% 1/24/12 (d)	5,004	4,729
Jostens IH Corp. Tranche C, term loan 6.7175% 12/21/11 (d)	4,366	4,148
Sealy Mattress Co. Tranche E, term loan 4.146% 8/25/12 (d)	4,875	4,485
Weight Watchers International, Inc. Tranche B, term loan 4.25% 1/26/14 (d)	1,915	1,781
		15,143
Containers - 2.1%
BWAY Corp. Tranche B, term loan 4.5% 7/17/13 (d)	2,093	1,988
Crown Holdings, Inc.:
term loan B 4.815% 11/15/12 (d)	15,190	14,734
Tranche B, term loan 4.815% 11/15/12 (d)	9,599	9,311
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Owens-Brockway Glass Container, Inc. Tranche B, term loan 4.2175% 6/14/13 (d)	$ 27,122	$ 26,037
Solo Cup Co. Tranche B1, term loan 6.298% 2/27/11 (d)	5,818	5,702
		57,772
Diversified Financial Services - 0.7%
AlixPartners LLP Tranche B, term loan 4.71% 10/12/13 (d)	1,461	1,417
Ameritrade Holding Corp. Tranche B, term loan 4.21% 1/23/13 (d)	6,753	6,601
Cognis GmbH Tranche B, term loan 6.606% 9/15/13 (d)	1,000	910
LandSource Communities Development LLC Tranche B 1LN, term loan 6.75% 2/27/13 (d)	2,577	1,816
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 4.9463% 5/15/14 (d)	1,965	1,651
Nuveen Investments, Inc. term loan 5.8739% 11/13/14 (d)	6,000	5,715
Tempus Public Foundation Generation Holdings LLC:
revolver loan 4.6963% 12/15/13 (d)	47	45
Tranche 1LN, term loan 4.6963% 12/15/13 (d)	793	753
4.6963% 12/15/13 (d)	158	150
		19,058
Diversified Media - 0.4%
Lamar Media Corp. Tranche F, term loan 4.375% 3/31/14 (d)	7,650	7,459
LBI Media, Inc. Tranche B, term loan 4.3625% 3/31/12 (d)	2,254	1,916
Thomson Media, Inc. Tranche B1, term loan 4.95% 11/8/11 (d)	978	890
		10,265
Electric Utilities - 7.4%
AES Corp. term loan 7.125% 8/10/11 (d)	10,071	9,769
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.6963% 3/30/12 (d)	348	299
term loan 5.6963% 3/30/14 (d)	2,567	2,207
Calpine Corp. Tranche D, term loan 5.575% 3/29/14 (d)	16,399	15,415
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Covanta Energy Corp.:
term loan 5.0792% 2/9/14 (d)	$ 5,967	$ 5,579
3.9881% 2/9/14 (d)	2,967	2,775
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.3625% 4/2/13 (d)	15,319	14,438
Tranche B, term loan 4.3625% 4/2/13 (d)	2,667	2,514
4.3625% 4/2/13 (d)	14,000	13,195
Energy Investors Funds term loan 6.9425% 4/11/14 (d)	2,968	2,686
LS Power Acquisition Corp. Tranche 2LN, term loan 6.45% 11/1/14 (d)	2,905	2,890
MACH Gen LLC:
term loan 5.1% 2/22/14 (d)	1,766	1,660
4.7% 2/22/13 (d)	186	175
Mirant North America LLC term loan 4.6125% 1/3/13 (d)	16,482	15,987
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (d)	34,892	33,322
4.3463% 2/1/13 (d)	21,976	20,988
NSG Holdings LLC:
term loan 6.56% 6/15/14 (d)	1,868	1,737
4.35% 6/15/14 (d)	247	230
Reliant Energy, Inc. 4.3388% 6/30/14 (d)	12,150	11,300
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.5687% 10/10/14 (d)	7,990	7,620
Tranche B2, term loan 6.5793% 10/10/14 (d)	23,898	22,882
Tranche B3, term loan 6.5827% 10/10/14 (d)	11,945	11,422
		199,090
Energy - 2.5%
Alon USA, Inc. term loan 4.9538% 8/2/13 (d)	3,892	3,561
Citgo Petroleum Corp. Tranche B, term loan 4.1138% 11/15/12 (d)	11,674	10,856
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (d)	486	448
Tranche D, term loan 7.9818% 12/28/13 (d)	1,579	1,452
Compagnie Generale de Geophysique SA term loan 4.8838% 1/12/14 (d)	6,892	6,754
Energy Transfer Equity LP term loan 4.8775% 11/1/12 (d)	4,000	3,900
MEG Energy Corp.:
term loan 4.7% 4/3/13 (d)	2,450	2,303
Tranche DD, term loan 4.7% 4/3/13 (d)	2,497	2,347
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 5.04% 11/1/13 (d)	$ 4,589	$ 4,130
Tranche B, Credit-Linked Deposit 5.25% 11/1/13 (d)	564	508
Petroleum Geo-Services ASA term loan 4.45% 6/29/15 (d)	934	904
SandRidge Energy, Inc. term loan 6.3225% 4/1/14 (d)	8,000	7,640
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.6963% 10/31/12 (d)	2,505	2,442
term loan 6.8283% 10/31/12 (d)	4,439	4,328
Vulcan/Plains Resources, Inc. term loan 4.3588% 8/12/11 (d)	2,884	2,768
Western Refining, Inc. term loan 4.6494% 5/30/14 (d)	13,394	11,820
		66,161
Entertainment/Film - 1.3%
AMC Entertainment, Inc. term loan 4.6363% 1/26/13 (d)	2,309	2,177
Cinemark USA, Inc. term loan 4.6642% 10/5/13 (d)	9,771	9,331
Macrovision Solutions Corp. Tranche B, term loan 7.25% 5/1/13 (d)	3,000	2,985
MGM Holdings II, Inc. Tranche B, term loan 5.9463% 4/8/12 (d)	8,158	6,526
National CineMedia LLC term loan 4.62% 2/13/15 (d)	4,000	3,720
Regal Cinemas Corp. term loan 4.1963% 10/27/13 (d)	8,021	7,580
Zuffa LLC term loan 4.875% 6/19/15 (d)	5,955	4,049
		36,368
Environmental - 1.5%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (d)	15,342	14,805
term loan 4.383% 3/28/14 (d)	25,517	24,624
Synagro Technologies, Inc. Tranche 1LN, term loan 5.0672% 4/2/14 (d)	466	394
		39,823
Food and Drug Retail - 1.0%
Rite Aid Corp. Tranche ABL, term loan 4.53% 6/4/14 (d)	15,500	14,686
SUPERVALU, Inc. Tranche B, term loan 4.2088% 6/2/12 (d)	12,505	12,192
		26,878
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc. Tranche B, term loan 4.9123% 6/5/13 (d)	27,032	26,356
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Dean Foods Co. Tranche B, term loan 4.4531% 4/2/14 (d)	$ 16,808	$ 15,967
Del Monte Corp. Tranche B, term loan 4.4069% 2/8/12 (d)	10,593	10,461
Herbalife International, Inc. term loan 4.37% 7/21/13 (d)	1,705	1,607
Michael Foods, Inc. Tranche B, term loan 6.3772% 11/21/10 (d)	1,809	1,763
Reddy Ice Group, Inc. term loan 4.46% 8/12/12 (d)	2,000	1,680
		57,834
Gaming - 2.3%
Alliance Gaming Corp. term loan 7.3638% 9/5/09 (d)	3,434	3,357
Ameristar Casinos, Inc. term loan 5.0169% 11/10/12 (d)	5,914	5,692
Choctaw Resort Development Enterprise term loan 6.4675% 11/4/11 (d)	1,851	1,721
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.9316% 2/16/14 (d)	1,763	1,401
Greenwood Racing, Inc. term loan 5.12% 11/28/11 (d)	2,963	2,702
Harrah's Entertainment, Inc.:
Tranche B1, term loan 5.92% 1/28/15 (d)	1,000	935
Tranche B2, term loan 5.9199% 1/28/15 (d)	3,000	2,813
Penn National Gaming, Inc. Tranche B, term loan 4.7473% 10/31/12 (d)	14,137	13,642
Seminole Tribe of Florida:
Tranche B1, term loan 4.4814% 3/5/14 (d)	587	569
Tranche B2, term loan 6.6875% 3/5/14 (d)	2,113	2,050
Tranche B3, term loan 4.25% 3/5/14 (d)	2,075	2,013
Town Sports International LLC term loan 4.5% 2/27/14 (d)	3,950	3,358
Tropicana Entertainment term loan 4.9463% 7/3/08 (d)	4,865	4,622
Venetian Macau Ltd. Tranche B, term loan:
4.95% 5/26/12 (d)	732	699
4.95% 5/26/13 (d)	1,268	1,211
Venetian Macau US Finance, Inc. Tranche B, term loan 4.95% 5/25/13 (d)	6,000	5,730
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 4.625% 8/15/13 (d)	9,180	8,996
		61,511
Healthcare - 12.6%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.9976% 2/7/12 (d)	9,914	9,444
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Bausch & Lomb, Inc. term loan:
5.9463% 4/26/15 (d)	$ 7,980	$ 7,860
6.5106% 4/26/15 (d)(f)	2,000	1,970
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (d)	65,437	62,492
Tranche DD, term loan 7/25/14 (f)	3,348	3,197
DaVita, Inc. Tranche B1, term loan 4.2346% 10/5/12 (d)	34,257	32,886
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 4.0704% 3/31/12 (d)	19,989	19,339
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (d)	96,601	91,775
Health Management Associates, Inc. Tranche B, term loan 4.4463% 2/28/14 (d)	14,319	13,227
HealthSouth Corp. term loan 5.2303% 3/10/13 (d)	8,478	8,012
Hologic, Inc. Tranche B1, term loan 5.6175% 3/31/13 (d)	405	401
IASIS Healthcare Corp.:
term loan 4.8813% 3/15/14 (d)	5,925	5,643
Tranche DD, term loan 4.8625% 3/15/14 (d)	2,047	1,950
4.8738% 3/15/14 (d)	546	520
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 4.6713% 6/26/14 (d)	12,989	12,080
LifePoint Hospitals, Inc. Tranche B, term loan 4.71% 4/15/12 (d)	7,298	6,988
National Renal Institutes, Inc. term loan 5% 3/31/13 (d)	3,232	2,844
Psychiatric Solutions, Inc. term loan 5.0004% 7/1/12 (d)	12,242	11,752
PTS Acquisition Corp. term loan 4.9463% 4/10/14 (d)	11,900	10,532
Renal Advantage, Inc. Tranche B, term loan 5.2638% 9/30/12 (d)	5,263	4,881
Skilled Healthcare Group, Inc. Tranche 1, term loan 4.8882% 6/15/12 (d)	3,890	3,501
Sun Healthcare Group, Inc.:
Tranche B, term loan 4.9627% 4/19/14 (d)	4,254	3,935
Tranche DD, term loan 4.8529% 4/19/14 (d)	609	563
4.6963% 4/19/13 (d)	966	893
Team Health, Inc. term loan 4.9449% 11/22/12 (d)	2,164	1,926
U.S. Oncology, Inc. Tranche B, term loan 5.8612% 8/20/11 (d)	4,079	3,937
Vanguard Health Holding Co. I, LLC term loan 5.1338% 9/23/11 (d)	3,683	3,535
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
VCA Antech, Inc. term loan 4.375% 5/16/11 (d)	$ 3,960	$ 3,802
Vicar Operating, Inc. term loan 4.375% 5/16/11 (d)	9,740	9,351
		339,236
Homebuilding/Real Estate - 0.5%
CB Richard Ellis Group, Inc. Tranche B, term loan 4.3% 12/20/13 (d)	2,928	2,694
General Growth Properties, Inc. Tranche A1, term loan 4% 2/24/10 (d)	10,803	9,749
		12,443
Leisure - 0.7%
Six Flags, Inc. Tranche B, term loan 5.203% 4/30/15 (d)	3,990	3,551
Universal City Development Partners Ltd. term loan 4.6329% 6/9/11 (d)	14,741	14,299
		17,850
Metals/Mining - 1.3%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 4.4213% 10/26/12 (d)	13,999	13,544
Compass Minerals Tranche B, term loan 4.7605% 12/22/12 (d)	8,987	8,717
Noranda Aluminium Acquisition Corp. Tranche B, term loan 5.065% 5/18/14 (d)	3,455	3,247
Novelis Corp. term loan 4.7% 7/6/14 (d)	5,935	5,653
Oxbow Carbon LLC:
Tranche B, term loan 4.9737% 5/8/14 (d)	3,554	3,243
Tranche DD, term loan 4.8625% 5/8/14 (d)	318	290
		34,694
Paper - 4.1%
Boise Paper Holdings LLC Tranche B 1LN, term loan 7.5% 2/22/14 (d)	3,000	3,000
Domtar Corp. Tranche B, term loan 4.175% 3/7/14 (d)	1,994	1,909
Georgia-Pacific Corp.:
term loan 4.6842% 12/29/13 (d)	14,813	14,239
Tranche B1, term loan 4.7518% 12/23/12 (d)	60,401	58,061
Graphic Packaging International, Inc. Tranche C, term loan 5.4817% 5/16/14 (d)	2,000	1,930
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 4.6838% 11/1/10 (d)	6,854	6,580
Tranche B, term loan 5.0131% 11/1/11 (d)	6,793	6,521
Tranche C, term loan 5.0292% 11/1/11 (d)	10,279	9,868
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Smurfit-Stone Container Enterprises, Inc.: - continued
Tranche C1, term loan 4.7088% 11/1/11 (d)	$ 2,477	$ 2,384
Verso Paper Holdings LLC Tranche B, term loan 4.4463% 8/1/13 (d)	5,384	5,115
		109,607
Publishing/Printing - 3.2%
Cenveo Corp.:
term loan 4.3488% 6/21/13 (d)	3,504	3,268
Tranche DD, term loan 4.3488% 6/21/13 (d)	135	126
Dex Media East LLC Tranche B, term loan 4.985% 10/24/14 (d)	13,000	11,765
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 4.2867% 9/9/09 (d)	1,928	1,889
Tranche B, term loan 4.4847% 3/9/10 (d)	10,887	10,615
Tranche B1, term loan 4.5572% 3/10/10 (d)	9,036	8,810
Idearc, Inc. term loan 4.7068% 11/17/14 (d)	15,603	12,795
MediMedia USA, Inc. Tranche B, term loan 5.7439% 10/5/13 (d)	1,751	1,593
R.H. Donnelley Corp.:
Tranche D1, term loan 4.273% 6/30/11 (d)	7,598	7,180
Tranche D2, term loan 4.4065% 6/30/11 (d)	16,420	15,435
The Reader's Digest Association, Inc. term loan 4.9421% 3/2/14 (d)	2,509	2,108
Thomson Learning, Inc. term loan 5.3418% 7/5/14 (d)	4,918	4,549
Tribune Co. term loan 5.4775% 6/4/09 (d)	1,933	1,827
Yell Group PLC Tranche B1, term loan 4.7038% 2/10/13 (d)	6,200	5,487
		87,447
Railroad - 0.7%
Kansas City Southern Railway Co.:
Tranche B, term loan 4.8973% 4/28/13 (d)	16,703	16,201
Tranche C, term loan 4.3834% 4/28/13 (d)	2,978	2,858
		19,059
Restaurants - 0.7%
Burger King Corp. Tranche B1, term loan 4.25% 6/30/12 (d)	9,018	8,927
Del Taco Tranche B, term loan 8.2% 3/29/13 (d)	2,910	2,212
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (d)	543	468
term loan 5% 6/14/14 (d)	7,251	6,254
		17,861
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - 2.7%
ARAMARK Corp.:
Credit-Linked Deposit 6.705% 1/26/14 (d)	$ 2,987	$ 2,860
term loan 4.5713% 1/26/14 (d)	47,252	45,244
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 5.2929% 2/7/14 (d)	4,721	4,202
Coinmach Service Corp. Tranche B, term loan 0% 11/16/14 (d)	4,000	3,560
Iron Mountain, Inc. term loan 4.5938% 4/16/14 (d)	9,925	9,925
RSC Equipment Rental term loan 4.4792% 11/30/12 (d)	1,958	1,850
United Rentals, Inc.:
term loan 5.1% 2/14/11 (d)	1,226	1,201
Tranche B, Credit-Linked Deposit 6.85% 2/14/11 (d)	340	333
West Corp. term loan 5.279% 10/24/13 (d)	3,002	2,762
		71,937
Specialty Retailing - 0.4%
Claire's Stores, Inc. term loan 5.5623% 5/29/14 (d)	2,945	2,341
GNC Corp. term loan 4.9455% 9/16/13 (d)	3,938	3,504
Michaels Stores, Inc. term loan 5.2037% 10/31/13 (d)	5,862	5,159
		11,004
Super Retail - 1.0%
Gold Toe Investment Corp. Tranche 1LN, term loan 5.6201% 10/30/13 (d)	4,928	3,967
J. Crew Group, Inc. term loan 5.0347% 5/15/13 (d)	3,407	3,185
PETCO Animal Supplies, Inc. term loan 5.0255% 10/26/13 (d)	9,811	8,977
The Pep Boys - Manny, Moe & Jack term loan 5.09% 10/27/13 (d)	1,784	1,677
Toys 'R' US, Inc. term loan 5.7088% 12/9/08 (d)	11,000	10,065
		27,871
Technology - 4.1%
Affiliated Computer Services, Inc.:
term loan 4.8863% 3/20/13 (d)	13,030	12,590
Tranche B2, term loan 4.7153% 3/20/13 (d)	8,833	8,535
First Data Corp.:
Tranch B3, term loan 5.3553% 9/24/14 (d)	2,985	2,806
Tranche B2, term loan 5.3553% 9/24/14 (d)	4,122	3,874
Flextronics International Ltd.:
Tranche B-A, term loan 5.0962% 10/1/14 (d)	3,865	3,517
Tranche B-A1, term loan 4.9631% 10/1/14 (d)	1,110	1,011
Tranche B-B, term loan 4.9475% 10/1/12 (d)	4,975	4,639
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Freescale Semiconductor, Inc. term loan 4.4588% 12/1/13 (d)	$ 18,583	$ 16,307
Global Tel*Link Corp.:
term loan 6.1963% 2/14/13 (d)	1,503	1,307
6.1963% 2/14/13 (d)	434	378
IPC Systems, Inc. Tranche B1 1LN, term loan 4.9463% 5/31/14 (d)	1,990	1,483
Itron, Inc. term loan 4.7887% 4/18/14 (d)	2,291	2,234
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (d)	2,927	2,663
Tranche 2LN, term loan 8.4463% 6/11/15 (d)	2,000	1,600
ON Semiconductor Corp. term loan 4.4463% 9/6/13 (d)	3,676	3,382
Open Text Corp. term loan 5.1125% 10/2/13 (d)	4,535	4,353
Serena Software, Inc. term loan 4.68% 3/10/13 (d)	1,945	1,750
SunGard Data Systems, Inc. term loan 4.8775% 2/28/14 (d)	35,975	34,176
Verifone, Inc. Tranche B, term loan 4.9% 10/31/13 (d)	4,208	3,829
		110,434
Telecommunications - 7.1%
Alltel Communications, Inc.:
Tranche B1, term loan 5.4663% 5/17/15 (d)	2,000	1,820
Tranche B2, term loan 5.55% 5/16/15 (d)	7,000	6,440
Tranche B3, term loan 5.4663% 5/16/15 (d)	2,000	1,840
Asurion Corp. Tranche 1LN, term loan 6.095% 7/3/14 (d)	2,000	1,843
Centennial Cellular Operating Co. LLC term loan 4.7242% 2/9/11 (d)	18,835	18,269
Cincinnati Bell, Inc. Tranche B, term loan 4.6364% 8/31/12 (d)	6,825	6,757
Crown Castle International Corp. Tranche B, term loan 4.1963% 3/6/14 (d)	9,895	9,326
Digicel International Finance Ltd. term loan 5.25% 3/30/12 (d)	9,000	8,010
Intelsat Bermuda Ltd. term loan 5.2% 2/1/14 (d)	19,000	18,953
Intelsat Ltd. Tranche B, term loan 5.1838% 7/3/13 (d)	29,222	28,126
Leap Wireless International, Inc. Tranche B, term loan 5.6963% 6/16/13 (d)	8,865	8,710
Level 3 Communications, Inc. term loan 4.9621% 3/13/14 (d)	9,000	8,370
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
NTELOS, Inc. Tranche B1, term loan 5.2696% 8/24/11 (d)	$ 3,729	$ 3,636
PanAmSat Corp.:
Tranche B2 A, term loan 5.1838% 1/3/14 (d)	7,857	7,444
Tranche B2 B, term loan 5.1838% 1/3/14 (d)	7,854	7,442
Tranche B2 C, term loan 5.1838% 1/3/14 (d)	7,854	7,442
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	16,000	15,920
Telesat Holding, Inc. term loan:
5.7937% 10/31/14 (d)	79	75
6.5826% 10/31/14 (d)	921	872
Time Warner Telecom, Inc. Tranche B, term loan 4.87% 1/7/13 (d)	2,943	2,788
Wind Telecomunicazioni SpA:
Tranche B, term loan 5.01% 9/21/13 (d)	6,000	5,880
Tranche C, term loan 5.76% 9/21/14 (d)	6,000	5,880
Windstream Corp. Tranche B1, term loan 4.22% 7/17/13 (d)	16,411	16,042
		191,885
Textiles & Apparel - 0.7%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.6148% 9/5/13 (d)	10,440	10,219
Levi Strauss & Co. term loan 4.9913% 4/4/14 (d)	3,000	2,580
Warnaco Group, Inc. term loan 4.4701% 1/31/13 (d)	4,138	3,972
William Carter Co. term loan 4.5948% 6/29/12 (d)	1,826	1,735
		18,506
TOTAL FLOATING RATE LOANS (Cost $2,457,416)		2,327,304
Nonconvertible Bonds - 3.3%
Automotive - 0.2%
Ford Motor Credit Co. LLC 7.1631% 4/15/12 (d)	$ 3,000	$ 2,925
General Motors Acceptance Corp. 5.2756% 12/1/14 (d)	2,000	1,420
GMAC LLC 4.315% 5/15/09 (d)	2,000	1,880
		6,225
Broadcasting - 0.1%
Radio One, Inc. 8.875% 7/1/11	3,000	2,550
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.2%
CSC Holdings, Inc. 7.25% 7/15/08	$ 2,000	$ 2,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	2,022
		4,022
Capital Goods - 0.1%
Esco Corp. 6.675% 12/15/13 (c)(d)	2,000	1,790
Containers - 0.2%
Berry Plastics Corp. 7.4838% 2/15/15 (c)(d)	6,000	5,805
Electric Utilities - 0.7%
Energy Future Holdings 10.875% 11/1/17 (c)	10,000	10,700
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,248
		19,948
Gaming - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,918
Metals/Mining - 0.5%
FMG Finance Property Ltd. 7.0756% 9/1/11 (c)(d)	3,000	2,940
Freeport-McMoRan Copper & Gold, Inc. 5.8825% 4/1/15 (d)	10,000	10,100
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (c)(d)	2,000	1,690
		14,730
Technology - 0.4%
Freescale Semiconductor, Inc. 6.675% 12/15/14 (d)	6,000	4,920
NXP BV 5.4631% 10/15/13 (d)	5,000	4,600
		9,520
Telecommunications - 0.8%
Centennial Communications Corp. 8.4475% 1/1/13 (d)	2,000	1,905
IPCS, Inc. 5.3644% 5/1/13 (d)	3,000	2,505
Level 3 Financing, Inc. 6.7044% 2/15/15 (d)	3,000	2,415
Qwest Corp. 6.05% 6/15/13 (d)	2,000	1,890
Rural Cellular Corp.:
6.0756% 6/1/13 (d)	3,000	3,030
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Rural Cellular Corp.: - continued
8.25% 3/15/12	$ 6,000	$ 6,240
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (c)	3,000	3,008
		20,993
TOTAL NONCONVERTIBLE BONDS (Cost $91,262)		88,501
Common Stocks - 0.0%
	Shares
Electric Utilities - 0.0%
Calpine Corp. (a) (Cost $348)	20,715	408
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 2.51% (b)	292,446,322	292,446
Fidelity Money Market Central Fund, 3.10% (b)	294,519	295
TOTAL MONEY MARKET FUNDS (Cost $292,741)		292,741
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,841,767)		2,708,954
NET OTHER ASSETS - (0.7)%		(17,785)
NET ASSETS - 100%		$ 2,691,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,933,000 or 1.0% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,348,000 and $4,182,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,321
Fidelity Money Market Central Fund	6
Total	$ 5,327
Income Tax Information
At October 31, 2007, the fund had a capital loss carryforward of approximately $16,995,874 all of which will expire on October 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,549,026)	$ 2,416,213
Fidelity Central Funds (cost $292,741)	292,741
Total Investments (cost $2,841,767)		$ 2,708,954
Cash		785
Receivable for investments sold		23,408
Receivable for fund shares sold		8,316
Interest receivable		12,609
Distributions receivable from Fidelity Central Funds		626
Prepaid expenses		8
Receivable from investment adviser for expense reductions		2
Total assets		2,754,708

Liabilities
Payable for investments purchased	$ 56,201
Payable for fund shares redeemed	3,671
Distributions payable	1,627
Accrued management fee	1,236
Distribution fees payable	339
Other affiliated payables	358
Other payables and accrued expenses	107
Total liabilities		63,539

Net Assets		$ 2,691,169
Net Assets consist of:
Paid in capital		$ 2,922,094
Undistributed net investment income		3,118
Accumulated undistributed net realized gain (loss) on investments		(101,230)
Net unrealized appreciation (depreciation) on investments		(132,813)
Net Assets		$ 2,691,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,658 ÷ 22,852 shares)	$ 9.44

Maximum offering price per share (100/97.25 of $9.44)	$ 9.71
Class T: Net Asset Value and redemption price per share ($187,508 ÷ 19,893 shares)	$ 9.43

Maximum offering price per share (100/97.25 of $9.43)	$ 9.70
Class B: Net Asset Value and offering price per share ($67,112 ÷ 7,120 shares)A	$ 9.43

Class C: Net Asset Value and offering price per share ($265,438 ÷ 28,132 shares)A	$ 9.44

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($1,793,986 ÷ 190,308 shares)	$ 9.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($161,467 ÷ 17,139 shares)	$ 9.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008

Investment Income
Interest		$ 101,101
Income from Fidelity Central Funds		5,327
Total income		106,428

Expenses
Management fee	$ 8,683
Transfer agent fees	1,866
Distribution fees	2,336
Accounting fees and expenses	571
Custodian fees and expenses	37
Independent trustees' compensation	7
Registration fees	75
Audit	70
Legal	8
Miscellaneous	145
Total expenses before reductions	13,798
Expense reductions	(43)	13,755
Net investment income		92,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(83,553)
Change in net unrealized appreciation (depreciation) on investment securities		(52,761)
Net gain (loss)		(136,314)
Net increase (decrease) in net assets resulting from operations		$ (43,641)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,673	$ 293,833
Net realized gain (loss)	(83,553)	(20,062)
Change in net unrealized appreciation (depreciation)	(52,761)	(93,038)
Net increase (decrease) in net assets resulting from operations	(43,641)	180,733
Distributions to shareholders from net investment income	(88,496)	(295,734)
Distributions to shareholders from net realized gain	-	(932)
Total distributions	(88,496)	(296,666)
Share transactions - net increase (decrease)	(1,073,892)	(601,645)
Redemption fees	176	917
Total increase (decrease) in net assets	(1,205,853)	(716,661)

Net Assets
Beginning of period	3,897,022	4,613,683
End of period (including undistributed net investment income of $3,118 and distributions in excess of net investment income of $1,059, respectively)	$ 2,691,169	$ 3,897,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.95	$ 9.96	$ 9.97	$ 9.88	$ 9.45
Income from Investment Operations
Net investment income E	.275	.621	.571	.404	.285	.292
Net realized and unrealized gain (loss)	(.328)	(.196)	(.022)	(.008)	.098	.447
Total from investment operations	(.053)	.425	.549	.396	.383	.739
Distributions from net investment income	(.258)	(.625)	(.560)	(.397)	(.295)	(.311)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.258)	(.627)	(.560)	(.407)	(.295)	(.311)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.44	$ 9.75	$ 9.95	$ 9.96	$ 9.97	$ 9.88
Total Return B, C, D	(.48)%	4.40%	5.66%	4.05%	3.96%	7.95%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.02%	1.05%	1.06%	1.08%	1.10%
Expenses net of fee waivers, if any	1.06% A	1.02%	1.05%	1.06%	1.08%	1.10%
Expenses net of all reductions	1.06% A	1.02%	1.05%	1.06%	1.08%	1.09%
Net investment income	5.89% A	6.28%	5.73%	4.05%	2.90%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$ 216	$ 257	$ 285	$ 312	$ 299	$ 88
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Income from Investment Operations
Net investment income E	.278	.621	.564	.396	.276	.285
Net realized and unrealized gain (loss)	(.320)	(.206)	(.022)	(.007)	.098	.446
Total from investment operations	(.042)	.415	.542	.389	.374	.731
Distributions from net investment income	(.259)	(.625)	(.553)	(.390)	(.286)	(.303)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.259)	(.627)	(.553)	(.400)	(.286)	(.303)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.43	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Total Return B, C, D	(.36)%	4.30%	5.60%	3.98%	3.87%	7.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.03%	1.11%	1.13%	1.17%	1.18%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.11%	1.13%	1.17%	1.18%
Expenses net of all reductions	1.02% A	1.02%	1.11%	1.13%	1.17%	1.18%
Net investment income	5.92% A	6.28%	5.67%	3.98%	2.81%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 188	$ 309	$ 472	$ 511	$ 389	$ 113
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Income from Investment Operations
Net investment income E	.252	.569	.513	.346	.231	.243
Net realized and unrealized gain (loss)	(.318)	(.206)	(.022)	(.008)	.096	.444
Total from investment operations	(.066)	.363	.491	.338	.327	.687
Distributions from net investment income	(.235)	(.573)	(.502)	(.339)	(.239)	(.259)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.235)	(.575)	(.502)	(.349)	(.239)	(.259)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.43	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Total Return B, C, D	(.62)%	3.76%	5.06%	3.46%	3.38%	7.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.55%	1.63%	1.64%	1.65%	1.64%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.63%	1.64%	1.65%	1.63%
Expenses net of all reductions	1.55% A	1.55%	1.62%	1.64%	1.65%	1.63%
Net investment income	5.40% A	5.75%	5.16%	3.47%	2.33%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 100	$ 143	$ 173	$ 184	$ 134
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.95	$ 9.96	$ 9.97	$ 9.87	$ 9.45
Income from Investment Operations
Net investment income E	.241	.553	.508	.341	.224	.235
Net realized and unrealized gain (loss)	(.319)	(.207)	(.022)	(.008)	.107	.434
Total from investment operations	(.078)	.346	.486	.333	.331	.669
Distributions from net investment income	(.223)	(.556)	(.497)	(.334)	(.233)	(.251)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.223)	(.558)	(.497)	(.344)	(.233)	(.251)
Redemption fees added to paid in capital E	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.44	$ 9.74	$ 9.95	$ 9.96	$ 9.97	$ 9.87
Total Return B, C, D	(.74)%	3.58%	5.00%	3.40%	3.41%	7.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.71%	1.68%	1.69%	1.71%	1.72%
Expenses net of fee waivers, if any	1.80% A	1.71%	1.68%	1.69%	1.71%	1.71%
Expenses net of all reductions	1.80% A	1.71%	1.68%	1.69%	1.71%	1.71%
Net investment income	5.15% A	5.59%	5.10%	3.42%	2.27%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 265	$ 345	$ 450	$ 539	$ 524	$ 269
Portfolio turnover rate G	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Income from Investment Operations
Net investment income D	.292	.650	.593	.427	.309	.311
Net realized and unrealized gain (loss)	(.330)	(.196)	(.021)	(.008)	.099	.450
Total from investment operations	(.038)	.454	.572	.419	.408	.761
Distributions from net investment income	(.273)	(.654)	(.583)	(.420)	(.320)	(.333)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.273)	(.656)	(.583)	(.430)	(.320)	(.333)
Redemption fees added to paid in capital D	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.43	$ 9.74	$ 9.94	$ 9.95	$ 9.96	$ 9.87
Total Return B, C	(.32)%	4.72%	5.92%	4.30%	4.22%	8.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.73%	.81%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.73% A	.73%	.81%	.82%	.84%	.86%
Expenses net of all reductions	.72% A	.72%	.81%	.82%	.84%	.86%
Net investment income	6.22% A	6.58%	5.97%	4.29%	3.14%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,794	$ 2,679	$ 2,989	$ 2,471	$ 1,982	$ 811
Portfolio turnover rate F	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.86	$ 9.44
Income from Investment Operations
Net investment income D	.289	.647	.591	.424	.304	.312
Net realized and unrealized gain (loss)	(.328)	(.206)	(.021)	(.007)	.110	.436
Total from investment operations	(.039)	.441	.570	.417	.414	.748
Distributions from net investment income	(.272)	(.651)	(.581)	(.418)	(.316)	(.330)
Distributions from net realized gain	-	(.002)	-	(.010)	-	-
Total distributions	(.272)	(.653)	(.581)	(.428)	(.316)	(.330)
Redemption fees added to paid in capital D	.001	.002	.001	.001	.002	.002
Net asset value, end of period	$ 9.42	$ 9.73	$ 9.94	$ 9.95	$ 9.96	$ 9.86
Total Return B, C	(.34)%	4.58%	5.89%	4.27%	4.29%	8.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.76%	.84%	.85%	.87%	.90%
Expenses net of fee waivers, if any	.76% A	.76%	.84%	.85%	.87%	.89%
Expenses net of all reductions	.76% A	.76%	.83%	.85%	.87%	.89%
Net investment income	6.19% A	6.55%	5.95%	4.26%	3.11%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 161	$ 207	$ 275	$ 285	$ 182	$ 36
Portfolio turnover rate F	12% A	69%	61%	66%	61%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,174
Unrealized depreciation	(135,312)
Net unrealized appreciation (depreciation)	$ (132,138)
Cost for federal income tax purposes	$ 2,841,092

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $171,704 and $1,090,736, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 283	$ 37
Class T	0%	.25%	297	16
Class B	.55%	.15%	288	227
Class C	.75%	.25%	1,468	178
			$ 2,336	$ 458

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	7
Class B*	69
Class C*	21
$ 125

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Fidelity

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Floating Rate High Income Fund's shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 207.18
Class T	177.15
Class B	94.23
Class C	251.17
Fidelity Floating Rate High Income Fund	1,020.10
Institutional Class	117.13
	$ 1,866

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.55%	$ 4

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions - continued

by $37. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Floating Rate High Income Fund	$ 2

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 6,307	$ 16,980
Class T	6,728	25,808
Class B	2,103	7,185
Class C	7,104	22,768
Fidelity Floating Rate High Income Fund	61,075	205,034
Institutional Class	5,179	17,959
Total	$ 88,496	$ 295,734
From net realized gain
Class A	$ -	$ 56
Class T	-	92
Class B	-	28
Class C	-	89
Fidelity Floating Rate High Income Fund	-	612
Institutional Class	-	55
Total	$ -	$ 932

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	5,149	13,247	$ 48,260	$ 130,736
Reinvestment of distributions	521	1,258	4,884	12,401
Shares redeemed	(9,190)	(16,816)	(85,937)	(165,336)
Net increase (decrease)	(3,520)	(2,311)	$ (32,793)	$ (22,199)
Class T
Shares sold	931	10,196	$ 8,718	$ 101,349
Reinvestment of distributions	628	2,326	5,887	22,926
Shares redeemed	(13,376)	(28,319)	(124,756)	(278,187)
Net increase (decrease)	(11,817)	(15,797)	$ (110,151)	$ (153,912)
Class B
Shares sold	208	1,012	$ 1,959	$ 10,008
Reinvestment of distributions	167	543	1,559	5,357
Shares redeemed	(3,556)	(5,618)	(33,141)	(55,301)
Net increase (decrease)	(3,181)	(4,063)	$ (29,623)	$ (39,936)
Class C
Shares sold	1,896	6,240	$ 17,722	$ 61,832
Reinvestment of distributions	504	1,565	4,725	15,441
Shares redeemed	(9,702)	(17,554)	(90,385)	(172,933)
Net increase (decrease)	(7,302)	(9,749)	$ (67,938)	$ (95,660)
Fidelity Floating Rate High Income Fund
Shares sold	25,875	157,899	$ 240,492	$ 1,564,638
Reinvestment of distributions	5,532	17,687	51,828	174,341
Shares redeemed	(116,269)	(201,041)	(1,087,624)	(1,967,636)
Net increase (decrease)	(84,862)	(25,455)	$ (795,304)	$ (228,657)
Institutional Class
Shares sold	6,093	16,545	$ 57,238	$ 164,024
Reinvestment of distributions	307	883	2,871	8,716
Shares redeemed	(10,541)	(23,840)	(98,192)	(234,021)
Net increase (decrease)	(4,141)	(6,412)	$ (38,083)	$ (61,281)

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2008, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended April 30, 2008 and for each of the five years in the period ended October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2008 and for the year ended October 31, 2007, and the financial highlights for the six months ended April 30, 2008 and for each of the five years in the period ended October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2008

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

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73-575 El Paseo
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1220 Roseville Parkway
Roseville, CA

1740 Arden Way
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7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
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111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
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6326 Canoga Avenue
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Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
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4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Fidelity Management & Research Company

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The Bank of New York

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The Fidelity Telephone Connection

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FHI-USAN-0608
1.784879.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 951.60	$ 5.24
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.42
Class T
Actual	$ 1,000.00	$ 951.00	$ 5.04
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.22
Class B
Actual	$ 1,000.00	$ 948.20	$ 8.48
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class C
Actual	$ 1,000.00	$ 947.10	$ 8.81
HypotheticalA	$ 1,000.00	$ 1,015.81	$ 9.12
Institutional Class
Actual	$ 1,000.00	$ 952.00	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.84	$ 4.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.04%
Class B	1.75%
Class C	1.82%
Institutional Class	.81%

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp.	3.2	2.8
General Motors Corp.	2.9	3.8
Ford Motor Credit Co. LLC	2.9	3.2
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.	2.8	3.9
Freescale Semiconductor, Inc.	2.8	0.9
	14.6
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.9	10.8
Automotive	9.3	9.4
Healthcare	8.7	5.8
Technology	7.6	7.0
Telecommunications	7.6	8.9
Quality Diversification (% of fund's net assets) as of April 30, 2008
As of April 30, 2008 *	As of October 31, 2007 **
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 0.5%	BBB 0.6%
BB 18.9%	BB 10.9%
B 30.3%	B 27.0%
CCC,CC,C 24.5%	CCC,CC,C 29.3%
D 0.0%	D 0.7%
Not Rated 2.4%	Not Rated 3.2%
Equities 19.0%	Equities 21.7%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 6.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Nonconvertible Bonds 52.4%		Nonconvertible Bonds 68.7%
	Convertible Bonds, Preferred Stocks 6.6%		Convertible Bonds, Preferred Stocks 4.2%
	Common Stocks 13.9%		Common Stocks 18.1%
	Floating Rate Loans 22.7%		Floating Rate Loans 2.4%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 6.6%
* Foreign investments	10.6%	** Foreign investments	10.7%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 53.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.5%
Air Transportation - 0.1%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 3,651
Cable TV - 0.0%
Charter Communications, Inc. 6.5% 10/1/27	2,964	1,460
Energy - 1.1%
Chesapeake Energy Corp. 2.5% 5/15/37	28,800	40,225
Telecommunications - 0.3%
ICO North America, Inc. 7.5% 8/15/09 (j)	11,149	9,700
TOTAL CONVERTIBLE BONDS		55,036
Nonconvertible Bonds - 52.4%
Aerospace - 0.1%
Orbimage Holdings, Inc. 14.2175% 7/1/12 (i)	3,710	3,896
Air Transportation - 0.7%
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	4,757	4,329
American Airlines, Inc. pass-thru trust certificates 7.377% 5/23/19	11,099	8,213
Continental Airlines, Inc.:
6.2006% 6/2/13 (i)	7,330	6,084
6.903% 4/19/22	1,480	1,184
7.339% 4/19/14	2,480	2,096
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	423
10% 8/15/08 (a)	29,000	1,160
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	1,216	1,095
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	30
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	233
9.875% 3/15/07 (a)	6,255	125
		24,972
Auto Parts Distribution - 0.1%
Allison Transmission, Inc. 11% 11/1/15 (h)	5,120	5,018
IdleAire Technologies Corp. 0% 12/15/12 (e)	16,350	327
		5,345
Automotive - 7.0%
Accuride Corp. 8.5% 2/1/15	4,780	4,015
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
7% 10/1/13	$ 46,900	$ 40,569
7.25% 10/25/11	1,335	1,202
7.375% 2/1/11	23,765	21,851
7.8% 6/1/12	27,200	24,072
8% 12/15/16	7,110	6,203
9.75% 9/15/10	9,074	8,847
12% 5/15/15	3,030	3,106
General Motors Acceptance Corp.:
6.75% 12/1/14	2,200	1,683
6.875% 9/15/11	330	277
6.875% 8/28/12	1,100	873
7% 2/1/12	22,680	18,416
8% 11/1/31	36,470	27,626
General Motors Corp. 8.375% 7/15/33	123,185	93,313
GMAC LLC 6.625% 5/15/12	9,210	7,552
		259,605
Broadcasting - 0.2%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	6,203
Building Materials - 0.4%
Owens Corning 7% 12/1/36	15,785	12,311
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,411
		14,722
Cable TV - 3.4%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	125,524	95,398
11% 10/1/15	10,460	7,845
CSC Holdings, Inc. 6.75% 4/15/12	22,870	22,413
		125,656
Capital Goods - 0.9%
Actuant Corp. 6.875% 6/15/17 (h)	9,080	9,103
Baldor Electric Co. 8.625% 2/15/17	2,250	2,295
Mueller Water Products, Inc. 7.375% 6/1/17	7,180	6,265
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	17,549
		35,212
Chemicals - 1.3%
Georgia Gulf Corp. 9.5% 10/15/14	29,365	24,667
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Huntsman LLC 11.625% 10/15/10	$ 5,972	$ 6,315
MacDermid, Inc. 9.5% 4/15/17 (h)	900	869
Momentive Performance Materials, Inc. 10.125% 12/1/14 pay-in-kind	5,855	5,562
Phibro Animal Health Corp.:
10% 8/1/13 (h)	3,380	3,338
13% 8/1/14 (h)	6,760	6,676
		47,427
Containers - 0.2%
Berry Plastics Corp. 7.4838% 2/15/15 (h)(i)	7,560	7,314
Diversified Financial Services - 2.4%
Axcan Intermediate Holdings, Inc. 12.75% 3/1/16 (h)	12,125	11,984
Cardtronics, Inc. 9.25% 8/15/13	2,840	2,698
Nuveen Investments, Inc. 10.5% 11/15/15 (h)	10,450	9,980
Residential Capital Corp.:
6% 2/22/11	35,385	18,223
8.375% 6/30/10	24,905	13,511
8.375% 6/30/15	19,615	9,808
8.5% 4/17/13	37,755	19,066
Residential Capital LLC 8% 6/1/12 (i)	1,510	770
Triad Acquisition Corp. 11.125% 5/1/13	4,170	2,294
		88,334
Diversified Media - 0.4%
Affinion Group, Inc. 11.5% 10/15/15	6,715	6,631
Nielsen Finance LLC/Nielsen Finance Co. 0% 8/1/16 (e)	10,235	7,420
		14,051
Electric Utilities - 2.9%
Edison Mission Energy 7.625% 5/15/27	18,110	17,657
Energy Future Holdings 10.875% 11/1/17 (h)	29,270	31,319
Intergen NV 9% 6/30/17 (h)	32,660	34,130
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,346
9.125% 5/1/31	9,625	8,663
Mirant North America LLC 7.375% 12/31/13	10,560	10,930
		109,045
Energy - 4.8%
Bristow Group, Inc. 7.5% 9/15/17	7,330	7,513
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chaparral Energy, Inc.:
8.5% 12/1/15	$ 4,490	$ 4,086
8.875% 2/1/17	3,650	3,331
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	830	855
7.75% 5/15/17	1,760	1,817
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	8,360	8,831
El Paso Corp. 6.95% 6/1/28	15,800	15,168
El Paso Energy Corp. 7.75% 1/15/32	1,970	2,073
Encore Acquisition Co. 6% 7/15/15	4,075	3,729
Energy Partners Ltd.:
7.8381% 4/15/13 (i)	7,215	6,349
9.75% 4/15/14	6,000	5,535
Forest Oil Corp. 7.25% 6/15/19	11,935	12,233
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	7,360	7,654
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)	5,190	5,086
9% 6/1/16 (h)	6,640	6,872
Mariner Energy, Inc. 8% 5/15/17	2,620	2,555
OPTI Canada, Inc.:
7.875% 12/15/14	4,440	4,529
8.25% 12/15/14	9,345	9,532
Petrohawk Energy Corp. 9.125% 7/15/13	10,000	10,525
Petroleum Development Corp. 12% 2/15/18 (h)	7,940	8,416
Plains Exploration & Production Co. 7.75% 6/15/15	22,700	23,097
Stone Energy Corp. 6.75% 12/15/14	8,770	8,112
Venoco, Inc. 8.75% 12/15/11	3,670	3,459
W&T Offshore, Inc. 8.25% 6/15/14 (h)	9,070	8,889
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	6,956
		177,202
Entertainment/Film - 0.1%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	111
Marquee Holdings, Inc. 12% 8/15/14	6,990	5,417
		5,528
Environmental - 0.5%
Allied Waste North America, Inc. 7.25% 3/15/15	17,340	17,492
Food and Drug Retail - 1.4%
Ahold Finance USA, Inc. 8.25% 7/15/10	14,385	15,321
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Albertsons, Inc. 8% 5/1/31	$ 20,200	$ 19,968
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	928
Rite Aid Corp. 7.5% 3/1/17	15,945	14,709
		50,926
Food/Beverage/Tobacco - 0.1%
AmeriQual Group LLC/AmeriQual Finance Corp. 9.5% 4/1/12 (h)	3,000	1,860
Gaming - 2.3%
Downstream Development Authority 12% 10/15/15 (h)	8,750	6,563
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (h)	4,590	3,305
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (h)	3,650	3,285
MGM Mirage, Inc.:
5.875% 2/27/14	7,415	6,377
6.625% 7/15/15	22,205	19,318
6.875% 4/1/16	1,155	1,011
7.5% 6/1/16	12,830	11,435
7.625% 1/15/17	5,360	4,851
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,960	2,605
Station Casinos, Inc.:
6.5% 2/1/14	11,174	7,207
6.625% 3/15/18	15,350	9,287
6.875% 3/1/16	12,135	7,706
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 0% 1/15/13 (e)	2,990	1,585
		84,535
Healthcare - 3.3%
Community Health Systems, Inc. 8.875% 7/15/15	13,625	14,154
DaVita, Inc. 7.25% 3/15/15	6,105	6,120
HCA, Inc. 6.375% 1/15/15	4,730	4,174
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	18,048
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	9,190	8,639
Tenet Healthcare Corp.:
7.375% 2/1/13	19,705	18,276
9.25% 2/1/15	11,960	11,811
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
9.875% 7/1/14	$ 11,290	$ 11,516
VWR Funding, Inc. 10.25% 7/15/15	30,000	28,950
		121,688
Homebuilding/Real Estate - 0.3%
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	2,910	1,993
6.25% 1/15/16	8,755	6,085
6.375% 12/15/14	1,535	1,075
Rouse Co. 5.375% 11/26/13	1,600	1,345
		10,498
Insurance - 0.8%
Provident Companies, Inc.:
7% 7/15/18	10,350	10,636
7.25% 3/15/28	17,830	15,063
UnumProvident Corp. 6.75% 12/15/28	4,814	4,140
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,194
		31,033
Leisure - 2.0%
Six Flags, Inc.:
8.875% 2/1/10	1,355	1,098
9.625% 6/1/14	73,815	49,456
9.75% 4/15/13	33,015	22,285
		72,839
Metals/Mining - 1.8%
Aleris International, Inc. 9% 12/15/14	1,510	1,110
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	13,835	15,806
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (i)	14,145	14,286
8.25% 4/1/15	7,390	8,000
8.375% 4/1/17	21,580	23,819
Novelis, Inc. 7.25% 2/15/15	5,000	4,550
		67,571
Paper - 0.7%
Abitibi-Consolidated, Inc.:
6% 6/20/13	7,500	2,963
7.75% 6/15/11	1,500	660
13.75% 4/1/11 (h)	5,005	5,255
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp. 7.7% 6/15/15	$ 10,645	$ 10,645
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	5,000	4,525
Rock-Tenn Co. 9.25% 3/15/16 (h)	2,675	2,802
		26,850
Publishing/Printing - 2.5%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,641
Cenveo Corp. 7.875% 12/1/13	19,620	16,481
Deluxe Corp.:
5% 12/15/12	7,295	6,292
5.125% 10/1/14	3,645	3,021
The Reader's Digest Association, Inc. 9% 2/15/17 (h)	12,940	9,123
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)	20,040	15,381
10.5% 1/15/15 (h)	23,450	21,222
Valassis Communications, Inc. 8.25% 3/1/15	19,845	17,662
		91,823
Restaurants - 0.4%
OSI Restaurant Partners, Inc. 10% 6/15/15 (h)	20,000	15,050
Services - 0.8%
ARAMARK Corp. 8.5% 2/1/15	10,870	11,305
Cardtronics, Inc. 9.25% 8/15/13 (h)	7,250	6,888
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,565
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,460	5,685
		31,443
Shipping - 0.5%
Britannia Bulk PLC 11% 12/1/11	10,905	11,287
Navios Maritime Holdings, Inc. 9.5% 12/15/14	8,730	8,970
		20,257
Specialty Retailing - 1.5%
General Nutrition Centers, Inc. 7.1994% 3/15/14 (i)	14,050	12,259
Michaels Stores, Inc. 11.375% 11/1/16	23,645	21,221
Sally Holdings LLC 10.5% 11/15/16	22,275	21,830
		55,310
Steels - 0.2%
PNA Group, Inc. 10.75% 9/1/16	6,790	6,281
Tube City IMS Corp. 9.75% 2/1/15	670	637
		6,918
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - 0.3%
NBC Acquisition Corp. 11% 3/15/13	$ 12,830	$ 11,547
Technology - 3.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	9,075	7,532
Avago Technologies Finance Ltd. 10.125% 12/1/13	12,850	13,685
Ceridian Corp. 11.25% 11/15/15 (h)	7,320	6,881
Freescale Semiconductor, Inc. 10.125% 12/15/16	27,795	22,028
Intcomex, Inc. 11.75% 1/15/11	6,260	5,978
NXP BV:
5.4631% 10/15/13 (i)	10,405	9,573
7.875% 10/15/14	7,310	7,237
9.5% 10/15/15	33,230	31,901
Open Solutions, Inc. 9.75% 2/1/15 (h)	1,550	1,248
Spansion LLC 11.25% 1/15/16 (h)	7,835	5,014
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	8,389
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	5,888
Viasystems, Inc. 10.5% 1/15/11	13,440	12,970
		138,324
Telecommunications - 4.1%
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	3,064
Citizens Communications Co. 7.875% 1/15/27	6,970	6,134
Digicel Group Ltd. 8.875% 1/15/15 (h)	19,270	16,717
Intelsat Ltd.:
6.5% 11/1/13	56,412	41,040
7.625% 4/15/12	31,775	26,056
11.25% 6/15/16	27,225	27,667
Level 3 Financing, Inc. 12.25% 3/15/13	6,100	6,131
MetroPCS Wireless, Inc. 9.25% 11/1/14	13,840	13,598
Sprint Capital Corp. 6.875% 11/15/28	7,515	5,843
Windstream Corp. 8.625% 8/1/16	7,030	7,346
		153,596
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 8.2038% 12/15/14 (h)(i)	9,940	9,344
TOTAL NONCONVERTIBLE BONDS		1,943,416
TOTAL CORPORATE BONDS (Cost $2,182,254)		1,998,452
Common Stocks - 13.9%
	Shares	Value (000s)
Aerospace - 0.2%
Northwest Airlines Corp. (a)	666,709	$ 6,440
Air Transportation - 0.5%
Delta Air Lines, Inc. (a)(f)	2,075,847	17,665
Auto Parts Distribution - 0.0%
IdleAire Technologies Corp. warrants 12/15/15 (a)(h)	16,350	0
Banks and Thrifts - 0.2%
Washington Mutual, Inc. (a)(j)	505,500	5,902
Building Materials - 0.7%
Armstrong World Industries, Inc.	72,354	2,575
Owens Corning (a)	1,116,222	23,563
		26,138
Cable TV - 0.1%
Charter Communications, Inc. Class A (a)(f)	2,032,900	2,175
Gray Television, Inc.	134,070	630
		2,805
Chemicals - 0.6%
Celanese Corp. Class A	300,000	13,425
NOVA Chemicals Corp.	300,000	7,560
		20,985
Consumer Products - 1.1%
Revlon, Inc. Class A (sub. vtg.) (a)(g)	40,764,862	39,134
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	6,914
Pliant Corp. (a)	2,041	0
Trivest 1992 Special Fund Ltd. (a)(j)	3,037,732	0
		6,914
Diversified Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
Electric Utilities - 1.0%
AES Corp. (a)	1,192,509	20,702
Mirant Corp. (a)	435,643	17,909
		38,611
Energy - 0.7%
El Paso Corp.	1,400,900	24,011
Teekay Tankers Ltd.	28,500	575
		24,586
Food/Beverage/Tobacco - 0.2%
American Italian Pasta Co. Class A (a)(g)	1,073,422	9,231
Common Stocks - continued
	Shares	Value (000s)
Healthcare - 2.4%
DaVita, Inc. (a)	906,946	$ 47,533
Service Corp. International	272,300	3,025
Tenet Healthcare Corp. (a)	5,789,034	37,050
		87,608
Leisure - 0.0%
Six Flags, Inc. (a)	370,700	667
Metals/Mining - 0.1%
Peabody Energy Corp.	87,000	5,318
Publishing/Printing - 0.3%
Cenveo, Inc. (a)	1,235,258	12,686
Shipping - 2.8%
Overseas Shipholding Group, Inc.	409,900	30,849
Ship Finance International Ltd. (NY Shares)	1,280,228	38,817
Teekay Corp.	765,000	34,915
		104,581
Technology - 1.4%
Amkor Technology, Inc. (a)	1,648,900	15,747
Flextronics International Ltd. (a)	2,665,000	27,689
Viasystems Group, Inc. (j)	1,026,780	9,241
		52,677
Telecommunications - 1.4%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	163
One Communications (a)(j)	925,628	4,397
PAETEC Holding Corp. (a)	6,388,426	49,255
		53,815
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	42,253	266
Pillowtex Corp. (a)	490,256	0
		266
TOTAL COMMON STOCKS (Cost $530,365)		516,029
Preferred Stocks - 5.1%

Convertible Preferred Stocks - 5.0%
Banks and Thrifts - 0.7%
Washington Mutual, Inc. (j)	185	25,985
Diversified Financial Services - 0.7%
Bank of America Corp. Series L, 7.25%	22,755	23,805
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Energy - 3.0%
El Paso Corp. 4.99%	54,500	$ 76,364
EXCO Resources, Inc. Series A1:
7.00% (j)	2,700	34,427
		110,791
Metals/Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	144,300	23,498
TOTAL CONVERTIBLE PREFERRED STOCKS		184,079
Nonconvertible Preferred Stocks - 0.1%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,506	2,454
Containers - 0.0%
Pliant Corp. Series AA 13.00%	18,036	1,804
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,258
TOTAL PREFERRED STOCKS (Cost $171,389)		188,337
Floating Rate Loans - 22.7%
	Principal Amount (000s)
Aerospace - 0.5%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 9.7275% 2/21/14 (i)	$ 250	213
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 7.7% 5/11/15 pay-in-kind (i)	130	104
Sequa Corp. term loan 5.95% 12/3/14 (i)	18,314	17,810
		18,127
Air Transportation - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 6.8291% 4/30/12 (i)	21,663	18,630
Tranche 2LN, term loan 6.1494% 4/30/14 (i)	1,092	862
		19,492
Auto Parts Distribution - 0.1%
Delphi Corp. term loan 6.875% 7/1/08 (i)	3,920	3,949
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - 2.3%
AM General LLC term loan 8.645% 4/17/12 (i)	$ 7,095	$ 5,960
Chrysler LLC Tranche 1LN, term loan 4% 8/3/13	20,000	13,400
Ford Motor Co. term loan 5.8% 12/15/13 (i)	30,569	27,512
General Motors Corp. term loan 5.0588% 11/29/13 (i)	16,044	15,001
Visteon Corp. term loan 7.2% 6/13/13 (i)	29,015	24,518
		86,391
Broadcasting - 1.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.1472% 9/29/14 (i)	55,045	46,238
Capital Goods - 0.1%
Goodman Global, Inc. term loan 9.25% 2/13/14 (i)	5,625	5,555
Chemicals - 0.4%
MacDermid, Inc. Tranche B, term loan 4.6963% 4/12/14 (i)	11,535	10,381
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 8.4463% 11/18/14 (i)	3,630	2,741
		13,122
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 5.095% 4/3/15 (i)	7,421	6,753
Diversified Financial Services - 1.0%
AX Acquisition Corp. Tranche B1, term loan 6.375% 8/15/14 (i)	2,876	2,732
CCO Holdings, LLC Tranche 3LN, term loan 5.1713% 9/6/14 (i)	28,745	23,140
DaimlerChrysler Financial Services Tranche 1LN, term loan 6.8% 8/3/12 (i)	11,102	10,075
		35,947
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 7.6713% 11/30/14 (i)	710	511
Energy - 1.3%
Antero Resources Corp. Tranche 2LN, term loan 7.2% 4/12/14 (i)	7,670	6,903
Hawkeye Renewables LLC Tranche 1LN, term loan 7.1858% 6/30/12 (i)	46,141	31,837
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (i)	7,950	8,189
Venoco, Inc. Tranche 2LN, term loan 7.125% 5/7/14 (i)	760	684
		47,613
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 5.9463% 4/8/12 (i)	$ 5,611	$ 4,489
Food/Beverage/Tobacco - 0.1%
Dean Foods Co. Tranche B, term loan 4.4531% 4/2/14 (i)	4,005	3,805
Gaming - 0.3%
Centaur Gaming LLC:
term loan 10/30/12 (k)	2,632	2,224
Tranche 1LN, term loan 6.6963% 10/30/12 (i)	12,368	10,451
		12,675
Healthcare - 3.0%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (i)	12,467	11,906
Tranche DD, term loan 7/25/14 (k)	638	609
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (i)	102,438	97,306
		109,821
Homebuilding/Real Estate - 0.1%
General Growth Properties, Inc. Tranche A1, term loan 4% 2/24/10 (i)	2,615	2,360
Hotels - 0.0%
Fontainebleau Florida Hotel LLC:
Tranche B, term loan 6.2581% 5/25/12 (i)	1,333	1,120
Tranche DD, term loan 5/25/12 (k)	667	560
		1,680
Leisure - 0.5%
Six Flags, Inc. Tranche B, term loan 5.203% 4/30/15 (i)	23,007	20,476
Paper - 0.5%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.625% 2/22/15 (i)	7,375	7,080
NewPage Corp. term loan 6.3125% 12/21/14 (i)	988	978
White Birch Paper Co.:
Tranche 1LN, term loan 5.45% 5/8/14 (i)	6,520	4,694
Tranche 2LN, term loan 7.5% 11/8/14 (i)	8,620	4,310
		17,062
Publishing/Printing - 2.1%
Thomson Learning, Inc. term loan 5.3418% 7/5/14 (i)	83,439	77,181
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 1.6%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (i)	$ 5,008	$ 4,320
term loan 5% 6/14/14 (i)	62,281	53,717
		58,037
Services - 0.6%
ARAMARK Corp.:
Credit-Linked Deposit 6.705% 1/26/14 (i)	1,087	1,041
term loan 4.5713% 1/26/14 (i)	17,107	16,380
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 9.2375% 2/7/15 (i)	1,175	975
Central Parking Corp.:
Tranche B 1LN, term loan 6.5% 5/22/14 (i)	4,435	4,081
4.9463% 5/22/14 (i)	1,502	1,382
		23,859
Specialty Retailing - 1.9%
Michaels Stores, Inc. term loan 5.2037% 10/31/13 (i)	78,716	69,270
Technology - 2.5%
Freescale Semiconductor, Inc. term loan 4.4588% 12/1/13 (i)	92,271	80,968
Intergraph Corp. Tranche 2LN, term loan 11.36% 11/29/14 (i)	10,350	9,755
Open Solutions, Inc. term loan 5.845% 1/23/14 (i)	3,494	2,891
		93,614
Telecommunications - 1.8%
Intelsat Bermuda Ltd. term loan 11.5% 6/15/16	5,560	5,115
Level 3 Communications, Inc. term loan 4.9621% 3/13/14 (i)	44,425	41,315
One Communications Tranche C, term loan 6.8176% 4/19/13 (i)	9,102	7,737
Paetec Communications, Inc. Tranche B, term loan 5.3625% 2/28/13 (i)	534	518
Time Warner Telecom, Inc. Tranche B, term loan 4.87% 1/7/13 (i)	4,354	4,125
Wind Telecomunicazioni SpA term loan 9.9838% 12/12/11 pay-in-kind (i)	7,017	6,678
		65,488
TOTAL FLOATING RATE LOANS (Cost $859,289)		843,515
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	208,106,001	$ 208,106
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	6,742,000	6,742
TOTAL MONEY MARKET FUNDS (Cost $214,848)		214,848
Cash Equivalents - 0.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.97%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $23,145)	$ 23,146	23,145
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,981,290)		3,784,326
NET OTHER ASSETS - (2.0)%		(72,825)
NET ASSETS - 100%		$ 3,711,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,096,000 or 8.6% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,918,000 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 27,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/15/08	$ 10,783
One Communications	11/18/04 - 6/29/06	$ 4,418
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Washington Mutual, Inc.	4/8/08	$ 4,423
Washington Mutual, Inc.	4/8/08	$ 18,500

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,937,000 and $3,393,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$23,145,000 due 5/01/08 at 1.97%
BNP Paribas Securities Corp.	$ 8,797
Banc of America Securities LLC	2,833
Dresdner Kleinwort Securities LLC	4,798
J.P. Morgan Securities, Inc.	6,717
$ 23,145
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,175
Fidelity Securities Lending Cash Central Fund	83
Total	$ 4,258
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
Bermuda	4.2%
Netherlands	2.2%
Canada	1.4%
Marshall Islands	1.1%
Others (individually less than 1%)	1.7%
100.0%
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ -	$ 7,238	$ -	$ -	$ 9,231
Revlon, Inc. Class A (sub. vtg.)	47,332	-	433	-	39,134
Total	$ 47,332	$ 7,238	$ 433	$ -	$ 48,365
Income Tax Information
At October 31, 2007, the fund had a capital loss carryforward of approximately $783,170,000 of which $304,252,000 and $478,918,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,984 and repurchase agreements of $23,145) - See accompanying schedule: Unaffiliated issuers (cost $3,681,040)	$ 3,521,113
Fidelity Central Funds (cost $214,848)	214,848
Other affiliated issuers (cost $85,402)	48,365
Total Investments (cost $3,981,290)		$ 3,784,326
Receivable for investments sold		20,646
Receivable for fund shares sold		10,253
Dividends receivable		281
Interest receivable		57,858
Distributions receivable from Fidelity Central Funds		474
Prepaid expenses		7
Receivable from investment adviser for expense reductions		2
Other receivables		76
Total assets		3,873,923

Liabilities
Payable to custodian bank	$ 21
Payable for investments purchased	142,764
Payable for fund shares redeemed	5,199
Distributions payable	4,654
Accrued management fee	1,680
Distribution fees payable	599
Other affiliated payables	623
Other payables and accrued expenses	140
Collateral on securities loaned, at value	6,742
Total liabilities		162,422

Net Assets		$ 3,711,501
Net Assets consist of:
Paid in capital		$ 4,651,595
Undistributed net investment income		17,414
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(760,544)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(196,964)
Net Assets		$ 3,711,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($813,369 ÷ 82,942 shares)	$ 9.81

Maximum offering price per share (100/96.00 of $9.81)	$ 10.22
Class T: Net Asset Value and redemption price per share ($928,944 ÷ 94,382 shares)	$ 9.84

Maximum offering price per share (100/96.00 of $9.84)	$ 10.25
Class B: Net Asset Value and offering price per share ($104,978 ÷ 10,756 shares)A	$ 9.76

Class C: Net Asset Value and offering price per share ($210,793 ÷ 21,521 shares)A	$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,653,417 ÷ 175,661 shares)	$ 9.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 5,494
Interest		127,712
Income from Fidelity Central Funds		4,258
Total income		137,464

Expenses
Management fee	$ 9,669
Transfer agent fees	3,169
Distribution fees	3,740
Accounting and security lending fees	548
Custodian fees and expenses	24
Independent trustees' compensation	7
Registration fees	111
Audit	37
Legal	24
Miscellaneous	235
Total expenses before reductions	17,564
Expense reductions	(53)	17,511
Net investment income		119,953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,162
Other affiliated issuers	20
Foreign currency transactions	102
Total net realized gain (loss)		23,284
Change in net unrealized appreciation (depreciation) on: Investment securities		(305,871)
Net gain (loss)		(282,587)
Net increase (decrease) in net assets resulting from operations		$ (162,634)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 119,953	$ 198,181
Net realized gain (loss)	23,284	93,855
Change in net unrealized appreciation (depreciation)	(305,871)	71,047
Net increase (decrease) in net assets resulting from operations	(162,634)	363,083
Distributions to shareholders from net investment income	(130,596)	(207,828)
Share transactions - net increase (decrease)	463,377	707,546
Redemption fees	770	606
Total increase (decrease) in net assets	170,917	863,407

Net Assets
Beginning of period	3,540,584	2,677,177
End of period (including undistributed net investment income of $17,414 and undistributed net investment income of $28,057, respectively)	$ 3,711,501	$ 3,540,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.10	$ 9.60	$ 9.64	$ 9.50	$ 6.40
Income from Investment Operations
Net investment income E	.340	.677	.673	.695	.797	.873
Net realized and unrealized gain (loss)	(.866)	.629	.500	.134	.307	2.875
Total from investment operations	(.526)	1.306	1.173	.829	1.104	3.748
Distributions from net investment income	(.366)	(.708)	(.644)	(.871)	(.966)	(.648)
Distributions from net realized gain	-	-	(.030)	-	-	-
Total distributions	(.366)	(.708)	(.674)	(.871)	(.966)	(.648)
Redemption fees added to paid in capital E	.002	.002	.001	.002	.002	-
Net asset value, end of period	$ 9.81	$ 10.70	$ 10.10	$ 9.60	$ 9.64	$ 9.50
Total Return B, C, D	(4.84)%	13.22%	12.62%	8.71%	12.23%	60.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.08% A	1.02%	.98%	1.00%	.98%	.99%
Expenses net of fee waivers, if any	1.08% A	1.02%	.98%	1.00%	.98%	.99%
Expenses net of all reductions	1.08% A	1.02%	.98%	.99%	.98%	.99%
Net investment income	7.00% A	6.36%	6.83%	7.08%	8.38%	10.45%
Supplemental Data
Net assets, end of period (in millions)	$ 813	$ 823	$ 583	$ 424	$ 297	$ 307
Portfolio turnover rate G	50% A	35%	51%	53%	67%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.14	$ 9.63	$ 9.67	$ 9.52	$ 6.42
Income from Investment Operations
Net investment income E	.344	.680	.670	.693	.793	.859
Net realized and unrealized gain (loss)	(.878)	.626	.507	.129	.315	2.883
Total from investment operations	(.534)	1.306	1.177	.822	1.108	3.742
Distributions from net investment income	(.368)	(.708)	(.638)	(.864)	(.960)	(.642)
Distributions from net realized gain	-	-	(.030)	-	-	-
Total distributions	(.368)	(.708)	(.668)	(.864)	(.960)	(.642)
Redemption fees added to paid in capital E	.002	.002	.001	.002	.002	-
Net asset value, end of period	$ 9.84	$ 10.74	$ 10.14	$ 9.63	$ 9.67	$ 9.52
Total Return B, C, D	(4.90)%	13.16%	12.62%	8.61%	12.24%	60.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.02%	1.04%	1.06%	1.06%	1.06%
Expenses net of fee waivers, if any	1.04% A	1.02%	1.04%	1.06%	1.06%	1.06%
Expenses net of all reductions	1.04% A	1.02%	1.04%	1.06%	1.06%	1.06%
Net investment income	7.04% A	6.36%	6.77%	7.02%	8.30%	10.38%
Supplemental Data
Net assets, end of period (in millions)	$ 929	$ 1,138	$ 1,083	$ 1,003	$ 1,245	$ 1,398
Portfolio turnover rate G	50% A	35%	51%	53%	67%	111%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.06	$ 9.56	$ 9.61	$ 9.47	$ 6.38
Income from Investment Operations
Net investment income E	.307	.599	.597	.622	.723	.802
Net realized and unrealized gain (loss)	(.865)	.621	.501	.123	.310	2.873
Total from investment operations	(.558)	1.220	1.098	.745	1.033	3.675
Distributions from net investment income	(.334)	(.632)	(.569)	(.797)	(.895)	(.585)
Distributions from net realized gain	-	-	(.030)	-	-	-
Total distributions	(.334)	(.632)	(.599)	(.797)	(.895)	(.585)
Redemption fees added to paid in capital E	.002	.002	.001	.002	.002	-
Net asset value, end of period	$ 9.76	$ 10.65	$ 10.06	$ 9.56	$ 9.61	$ 9.47
Total Return B, C, D	(5.18)%	12.36%	11.82%	7.82%	11.44%	59.42%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.74%	1.74%	1.75%	1.74%	1.75%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.74%	1.74%	1.74%	1.75%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.74%	1.74%	1.75%
Net investment income	6.33% A	5.64%	6.06%	6.33%	7.62%	9.69%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 141	$ 202	$ 313	$ 498	$ 613
Portfolio turnover rate G	50% A	35%	51%	53%	67%	111%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.09	$ 9.59	$ 9.63	$ 9.49	$ 6.40
Income from Investment Operations
Net investment income E	.304	.595	.592	.615	.718	.801
Net realized and unrealized gain (loss)	(.875)	.629	.500	.133	.309	2.868
Total from investment operations	(.571)	1.224	1.092	.748	1.027	3.669
Distributions from net investment income	(.331)	(.626)	(.563)	(.790)	(.889)	(.579)
Distributions from net realized gain	-	-	(.030)	-	-	-
Total distributions	(.331)	(.626)	(.593)	(.790)	(.889)	(.579)
Redemption fees added to paid in capital E	.002	.002	.001	.002	.002	-
Net asset value, end of period	$ 9.79	$ 10.69	$ 10.09	$ 9.59	$ 9.63	$ 9.49
Total Return B, C, D	(5.29)%	12.37%	11.72%	7.83%	11.33%	59.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.79%	1.80%	1.82%	1.81%	1.82%
Expenses net of fee waivers, if any	1.82% A	1.79%	1.80%	1.82%	1.81%	1.82%
Expenses net of all reductions	1.81% A	1.79%	1.80%	1.82%	1.81%	1.82%
Net investment income	6.26% A	5.59%	6.01%	6.26%	7.55%	9.62%
Supplemental Data
Net assets, end of period (in millions)	$ 211	$ 237	$ 198	$ 182	$ 193	$ 219
Portfolio turnover rate G	50% A	35%	51%	53%	67%	111%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 9.74	$ 9.28	$ 9.35	$ 9.24	$ 6.24
Income from Investment Operations
Net investment income D	.336	.673	.665	.691	.786	.867
Net realized and unrealized gain (loss)	(.838)	.607	.485	.125	.305	2.796
Total from investment operations	(.502)	1.280	1.150	.816	1.091	3.663
Distributions from net investment income	(.380)	(.732)	(.661)	(.888)	(.983)	(.663)
Distributions from net realized gain	-	-	(.030)	-	-	-
Total distributions	(.380)	(.732)	(.691)	(.888)	(.983)	(.663)
Redemption fees added to paid in capital D	.002	.002	.001	.002	.002	-
Net asset value, end of period	$ 9.41	$ 10.29	$ 9.74	$ 9.28	$ 9.35	$ 9.24
Total Return B, C	(4.80)%	13.46%	12.83%	8.85%	12.46%	60.82%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.80%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.81% A	.80%	.81%	.81%	.83%	.82%
Expenses net of all reductions	.81% A	.80%	.81%	.81%	.83%	.82%
Net investment income	7.27% A	6.58%	6.99%	7.26%	8.53%	10.62%
Supplemental Data
Net assets, end of period (in millions)	$ 1,653	$ 1,202	$ 610	$ 351	$ 245	$ 218
Portfolio turnover rate F	50% A	35%	51%	53%	67%	111%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 196,298
Unrealized depreciation	(374,248)
Net unrealized appreciation (depreciation)	$ (177,950)
Cost for federal income tax purposes	$ 3,962,276

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,327,113 and $814,422, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 952	$ 73
Class T	0%	.25%	1,196	41
Class B	.65%	.25%	529	384
Class C	.75%	.25%	1,063	253
			$ 3,740	$ 751

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 95
Class T	25
Class B*	124
Class C*	36
$ 280

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 759.20
Class T	788.17
Class B	142.24
Class C	195.18
Institutional Class	1,285.19
	$ 3,169

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $83.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 13

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4 for the period In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Institutional Class	14
$ 19

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $13, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 28,594	$ 45,931
Class T	36,103	76,325
Class B	4,084	10,472
Class C	7,236	13,114
Institutional Class	54,579	61,986
Total	$ 130,596	$ 207,828

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	18,981	35,666	$ 185,703	$ 381,108
Reinvestment of distributions	2,236	3,136	21,909	33,324
Shares redeemed	(15,191)	(19,586)	(148,125)	(207,904)
Net increase (decrease)	6,026	19,216	$ 59,487	$ 206,528
Class T
Shares sold	12,999	29,143	$ 125,588	$ 311,661
Reinvestment of distributions	3,085	6,039	30,374	64,422
Shares redeemed	(27,646)	(36,101)	(272,971)	(384,890)
Net increase (decrease)	(11,562)	(919)	$ (117,009)	$ (8,807)
Class B
Shares sold	738	3,367	$ 7,132	$ 35,741
Reinvestment of distributions	263	625	2,567	6,612
Shares redeemed	(3,499)	(10,830)	(33,780)	(114,797)
Net increase (decrease)	(2,498)	(6,838)	$ (24,081)	$ (72,444)
Class C
Shares sold	2,695	7,719	$ 26,459	$ 82,581
Reinvestment of distributions	444	751	4,357	7,975
Shares redeemed	(3,763)	(5,983)	(36,579)	(63,310)
Net increase (decrease)	(624)	2,487	$ (5,763)	$ 27,246
Institutional Class
Shares sold	69,574	65,566	$ 650,358	$ 670,968
Reinvestment of distributions	4,452	5,410	41,829	55,342
Shares redeemed	(15,228)	(16,751)	(141,444)	(171,287)
Net increase (decrease)	58,798	54,225	$ 550,743	$ 555,023

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

HY-USAN-0608
1.784886.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income Advantage

Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 951.60	$ 5.24
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.42
Class T
Actual	$ 1,000.00	$ 951.00	$ 5.04
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.22
Class B
Actual	$ 1,000.00	$ 948.20	$ 8.48
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class C
Actual	$ 1,000.00	$ 947.10	$ 8.81
HypotheticalA	$ 1,000.00	$ 1,015.81	$ 9.12
Institutional Class
Actual	$ 1,000.00	$ 952.00	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.84	$ 4.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.04%
Class B	1.75%
Class C	1.82%
Institutional Class	.81%

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
El Paso Corp.	3.2	2.8
General Motors Corp.	2.9	3.8
Ford Motor Credit Co. LLC	2.9	3.2
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.	2.8	3.9
Freescale Semiconductor, Inc.	2.8	0.9
	14.6
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.9	10.8
Automotive	9.3	9.4
Healthcare	8.7	5.8
Technology	7.6	7.0
Telecommunications	7.6	8.9
Quality Diversification (% of fund's net assets) as of April 30, 2008
As of April 30, 2008 *	As of October 31, 2007 **
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 0.5%	BBB 0.6%
BB 18.9%	BB 10.9%
B 30.3%	B 27.0%
CCC,CC,C 24.5%	CCC,CC,C 29.3%
D 0.0%	D 0.7%
Not Rated 2.4%	Not Rated 3.2%
Equities 19.0%	Equities 21.7%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 6.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Nonconvertible Bonds 52.4%		Nonconvertible Bonds 68.7%
	Convertible Bonds, Preferred Stocks 6.6%		Convertible Bonds, Preferred Stocks 4.2%
	Common Stocks 13.9%		Common Stocks 18.1%
	Floating Rate Loans 22.7%		Floating Rate Loans 2.4%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 6.6%
* Foreign investments	10.6%	** Foreign investments	10.7%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 53.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.5%
Air Transportation - 0.1%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 3,651
Cable TV - 0.0%
Charter Communications, Inc. 6.5% 10/1/27	2,964	1,460
Energy - 1.1%
Chesapeake Energy Corp. 2.5% 5/15/37	28,800	40,225
Telecommunications - 0.3%
ICO North America, Inc. 7.5% 8/15/09 (j)	11,149	9,700
TOTAL CONVERTIBLE BONDS		55,036
Nonconvertible Bonds - 52.4%
Aerospace - 0.1%
Orbimage Holdings, Inc. 14.2175% 7/1/12 (i)	3,710	3,896
Air Transportation - 0.7%
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	4,757	4,329
American Airlines, Inc. pass-thru trust certificates 7.377% 5/23/19	11,099	8,213
Continental Airlines, Inc.:
6.2006% 6/2/13 (i)	7,330	6,084
6.903% 4/19/22	1,480	1,184
7.339% 4/19/14	2,480	2,096
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	423
10% 8/15/08 (a)	29,000	1,160
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	1,216	1,095
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	30
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	233
9.875% 3/15/07 (a)	6,255	125
		24,972
Auto Parts Distribution - 0.1%
Allison Transmission, Inc. 11% 11/1/15 (h)	5,120	5,018
IdleAire Technologies Corp. 0% 12/15/12 (e)	16,350	327
		5,345
Automotive - 7.0%
Accuride Corp. 8.5% 2/1/15	4,780	4,015
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
7% 10/1/13	$ 46,900	$ 40,569
7.25% 10/25/11	1,335	1,202
7.375% 2/1/11	23,765	21,851
7.8% 6/1/12	27,200	24,072
8% 12/15/16	7,110	6,203
9.75% 9/15/10	9,074	8,847
12% 5/15/15	3,030	3,106
General Motors Acceptance Corp.:
6.75% 12/1/14	2,200	1,683
6.875% 9/15/11	330	277
6.875% 8/28/12	1,100	873
7% 2/1/12	22,680	18,416
8% 11/1/31	36,470	27,626
General Motors Corp. 8.375% 7/15/33	123,185	93,313
GMAC LLC 6.625% 5/15/12	9,210	7,552
		259,605
Broadcasting - 0.2%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	6,203
Building Materials - 0.4%
Owens Corning 7% 12/1/36	15,785	12,311
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,411
		14,722
Cable TV - 3.4%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	125,524	95,398
11% 10/1/15	10,460	7,845
CSC Holdings, Inc. 6.75% 4/15/12	22,870	22,413
		125,656
Capital Goods - 0.9%
Actuant Corp. 6.875% 6/15/17 (h)	9,080	9,103
Baldor Electric Co. 8.625% 2/15/17	2,250	2,295
Mueller Water Products, Inc. 7.375% 6/1/17	7,180	6,265
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	17,549
		35,212
Chemicals - 1.3%
Georgia Gulf Corp. 9.5% 10/15/14	29,365	24,667
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Huntsman LLC 11.625% 10/15/10	$ 5,972	$ 6,315
MacDermid, Inc. 9.5% 4/15/17 (h)	900	869
Momentive Performance Materials, Inc. 10.125% 12/1/14 pay-in-kind	5,855	5,562
Phibro Animal Health Corp.:
10% 8/1/13 (h)	3,380	3,338
13% 8/1/14 (h)	6,760	6,676
		47,427
Containers - 0.2%
Berry Plastics Corp. 7.4838% 2/15/15 (h)(i)	7,560	7,314
Diversified Financial Services - 2.4%
Axcan Intermediate Holdings, Inc. 12.75% 3/1/16 (h)	12,125	11,984
Cardtronics, Inc. 9.25% 8/15/13	2,840	2,698
Nuveen Investments, Inc. 10.5% 11/15/15 (h)	10,450	9,980
Residential Capital Corp.:
6% 2/22/11	35,385	18,223
8.375% 6/30/10	24,905	13,511
8.375% 6/30/15	19,615	9,808
8.5% 4/17/13	37,755	19,066
Residential Capital LLC 8% 6/1/12 (i)	1,510	770
Triad Acquisition Corp. 11.125% 5/1/13	4,170	2,294
		88,334
Diversified Media - 0.4%
Affinion Group, Inc. 11.5% 10/15/15	6,715	6,631
Nielsen Finance LLC/Nielsen Finance Co. 0% 8/1/16 (e)	10,235	7,420
		14,051
Electric Utilities - 2.9%
Edison Mission Energy 7.625% 5/15/27	18,110	17,657
Energy Future Holdings 10.875% 11/1/17 (h)	29,270	31,319
Intergen NV 9% 6/30/17 (h)	32,660	34,130
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,346
9.125% 5/1/31	9,625	8,663
Mirant North America LLC 7.375% 12/31/13	10,560	10,930
		109,045
Energy - 4.8%
Bristow Group, Inc. 7.5% 9/15/17	7,330	7,513
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chaparral Energy, Inc.:
8.5% 12/1/15	$ 4,490	$ 4,086
8.875% 2/1/17	3,650	3,331
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	830	855
7.75% 5/15/17	1,760	1,817
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	8,360	8,831
El Paso Corp. 6.95% 6/1/28	15,800	15,168
El Paso Energy Corp. 7.75% 1/15/32	1,970	2,073
Encore Acquisition Co. 6% 7/15/15	4,075	3,729
Energy Partners Ltd.:
7.8381% 4/15/13 (i)	7,215	6,349
9.75% 4/15/14	6,000	5,535
Forest Oil Corp. 7.25% 6/15/19	11,935	12,233
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	7,360	7,654
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)	5,190	5,086
9% 6/1/16 (h)	6,640	6,872
Mariner Energy, Inc. 8% 5/15/17	2,620	2,555
OPTI Canada, Inc.:
7.875% 12/15/14	4,440	4,529
8.25% 12/15/14	9,345	9,532
Petrohawk Energy Corp. 9.125% 7/15/13	10,000	10,525
Petroleum Development Corp. 12% 2/15/18 (h)	7,940	8,416
Plains Exploration & Production Co. 7.75% 6/15/15	22,700	23,097
Stone Energy Corp. 6.75% 12/15/14	8,770	8,112
Venoco, Inc. 8.75% 12/15/11	3,670	3,459
W&T Offshore, Inc. 8.25% 6/15/14 (h)	9,070	8,889
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	6,956
		177,202
Entertainment/Film - 0.1%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	111
Marquee Holdings, Inc. 12% 8/15/14	6,990	5,417
		5,528
Environmental - 0.5%
Allied Waste North America, Inc. 7.25% 3/15/15	17,340	17,492
Food and Drug Retail - 1.4%
Ahold Finance USA, Inc. 8.25% 7/15/10	14,385	15,321
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Albertsons, Inc. 8% 5/1/31	$ 20,200	$ 19,968
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	928
Rite Aid Corp. 7.5% 3/1/17	15,945	14,709
		50,926
Food/Beverage/Tobacco - 0.1%
AmeriQual Group LLC/AmeriQual Finance Corp. 9.5% 4/1/12 (h)	3,000	1,860
Gaming - 2.3%
Downstream Development Authority 12% 10/15/15 (h)	8,750	6,563
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (h)	4,590	3,305
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (h)	3,650	3,285
MGM Mirage, Inc.:
5.875% 2/27/14	7,415	6,377
6.625% 7/15/15	22,205	19,318
6.875% 4/1/16	1,155	1,011
7.5% 6/1/16	12,830	11,435
7.625% 1/15/17	5,360	4,851
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,960	2,605
Station Casinos, Inc.:
6.5% 2/1/14	11,174	7,207
6.625% 3/15/18	15,350	9,287
6.875% 3/1/16	12,135	7,706
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 0% 1/15/13 (e)	2,990	1,585
		84,535
Healthcare - 3.3%
Community Health Systems, Inc. 8.875% 7/15/15	13,625	14,154
DaVita, Inc. 7.25% 3/15/15	6,105	6,120
HCA, Inc. 6.375% 1/15/15	4,730	4,174
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	18,048
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	9,190	8,639
Tenet Healthcare Corp.:
7.375% 2/1/13	19,705	18,276
9.25% 2/1/15	11,960	11,811
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
9.875% 7/1/14	$ 11,290	$ 11,516
VWR Funding, Inc. 10.25% 7/15/15	30,000	28,950
		121,688
Homebuilding/Real Estate - 0.3%
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	2,910	1,993
6.25% 1/15/16	8,755	6,085
6.375% 12/15/14	1,535	1,075
Rouse Co. 5.375% 11/26/13	1,600	1,345
		10,498
Insurance - 0.8%
Provident Companies, Inc.:
7% 7/15/18	10,350	10,636
7.25% 3/15/28	17,830	15,063
UnumProvident Corp. 6.75% 12/15/28	4,814	4,140
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,194
		31,033
Leisure - 2.0%
Six Flags, Inc.:
8.875% 2/1/10	1,355	1,098
9.625% 6/1/14	73,815	49,456
9.75% 4/15/13	33,015	22,285
		72,839
Metals/Mining - 1.8%
Aleris International, Inc. 9% 12/15/14	1,510	1,110
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	13,835	15,806
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (i)	14,145	14,286
8.25% 4/1/15	7,390	8,000
8.375% 4/1/17	21,580	23,819
Novelis, Inc. 7.25% 2/15/15	5,000	4,550
		67,571
Paper - 0.7%
Abitibi-Consolidated, Inc.:
6% 6/20/13	7,500	2,963
7.75% 6/15/11	1,500	660
13.75% 4/1/11 (h)	5,005	5,255
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp. 7.7% 6/15/15	$ 10,645	$ 10,645
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	5,000	4,525
Rock-Tenn Co. 9.25% 3/15/16 (h)	2,675	2,802
		26,850
Publishing/Printing - 2.5%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,641
Cenveo Corp. 7.875% 12/1/13	19,620	16,481
Deluxe Corp.:
5% 12/15/12	7,295	6,292
5.125% 10/1/14	3,645	3,021
The Reader's Digest Association, Inc. 9% 2/15/17 (h)	12,940	9,123
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)	20,040	15,381
10.5% 1/15/15 (h)	23,450	21,222
Valassis Communications, Inc. 8.25% 3/1/15	19,845	17,662
		91,823
Restaurants - 0.4%
OSI Restaurant Partners, Inc. 10% 6/15/15 (h)	20,000	15,050
Services - 0.8%
ARAMARK Corp. 8.5% 2/1/15	10,870	11,305
Cardtronics, Inc. 9.25% 8/15/13 (h)	7,250	6,888
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,565
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,460	5,685
		31,443
Shipping - 0.5%
Britannia Bulk PLC 11% 12/1/11	10,905	11,287
Navios Maritime Holdings, Inc. 9.5% 12/15/14	8,730	8,970
		20,257
Specialty Retailing - 1.5%
General Nutrition Centers, Inc. 7.1994% 3/15/14 (i)	14,050	12,259
Michaels Stores, Inc. 11.375% 11/1/16	23,645	21,221
Sally Holdings LLC 10.5% 11/15/16	22,275	21,830
		55,310
Steels - 0.2%
PNA Group, Inc. 10.75% 9/1/16	6,790	6,281
Tube City IMS Corp. 9.75% 2/1/15	670	637
		6,918
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - 0.3%
NBC Acquisition Corp. 11% 3/15/13	$ 12,830	$ 11,547
Technology - 3.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	9,075	7,532
Avago Technologies Finance Ltd. 10.125% 12/1/13	12,850	13,685
Ceridian Corp. 11.25% 11/15/15 (h)	7,320	6,881
Freescale Semiconductor, Inc. 10.125% 12/15/16	27,795	22,028
Intcomex, Inc. 11.75% 1/15/11	6,260	5,978
NXP BV:
5.4631% 10/15/13 (i)	10,405	9,573
7.875% 10/15/14	7,310	7,237
9.5% 10/15/15	33,230	31,901
Open Solutions, Inc. 9.75% 2/1/15 (h)	1,550	1,248
Spansion LLC 11.25% 1/15/16 (h)	7,835	5,014
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	8,389
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	5,888
Viasystems, Inc. 10.5% 1/15/11	13,440	12,970
		138,324
Telecommunications - 4.1%
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	3,064
Citizens Communications Co. 7.875% 1/15/27	6,970	6,134
Digicel Group Ltd. 8.875% 1/15/15 (h)	19,270	16,717
Intelsat Ltd.:
6.5% 11/1/13	56,412	41,040
7.625% 4/15/12	31,775	26,056
11.25% 6/15/16	27,225	27,667
Level 3 Financing, Inc. 12.25% 3/15/13	6,100	6,131
MetroPCS Wireless, Inc. 9.25% 11/1/14	13,840	13,598
Sprint Capital Corp. 6.875% 11/15/28	7,515	5,843
Windstream Corp. 8.625% 8/1/16	7,030	7,346
		153,596
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 8.2038% 12/15/14 (h)(i)	9,940	9,344
TOTAL NONCONVERTIBLE BONDS		1,943,416
TOTAL CORPORATE BONDS (Cost $2,182,254)		1,998,452
Common Stocks - 13.9%
	Shares	Value (000s)
Aerospace - 0.2%
Northwest Airlines Corp. (a)	666,709	$ 6,440
Air Transportation - 0.5%
Delta Air Lines, Inc. (a)(f)	2,075,847	17,665
Auto Parts Distribution - 0.0%
IdleAire Technologies Corp. warrants 12/15/15 (a)(h)	16,350	0
Banks and Thrifts - 0.2%
Washington Mutual, Inc. (a)(j)	505,500	5,902
Building Materials - 0.7%
Armstrong World Industries, Inc.	72,354	2,575
Owens Corning (a)	1,116,222	23,563
		26,138
Cable TV - 0.1%
Charter Communications, Inc. Class A (a)(f)	2,032,900	2,175
Gray Television, Inc.	134,070	630
		2,805
Chemicals - 0.6%
Celanese Corp. Class A	300,000	13,425
NOVA Chemicals Corp.	300,000	7,560
		20,985
Consumer Products - 1.1%
Revlon, Inc. Class A (sub. vtg.) (a)(g)	40,764,862	39,134
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	6,914
Pliant Corp. (a)	2,041	0
Trivest 1992 Special Fund Ltd. (a)(j)	3,037,732	0
		6,914
Diversified Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
Electric Utilities - 1.0%
AES Corp. (a)	1,192,509	20,702
Mirant Corp. (a)	435,643	17,909
		38,611
Energy - 0.7%
El Paso Corp.	1,400,900	24,011
Teekay Tankers Ltd.	28,500	575
		24,586
Food/Beverage/Tobacco - 0.2%
American Italian Pasta Co. Class A (a)(g)	1,073,422	9,231
Common Stocks - continued
	Shares	Value (000s)
Healthcare - 2.4%
DaVita, Inc. (a)	906,946	$ 47,533
Service Corp. International	272,300	3,025
Tenet Healthcare Corp. (a)	5,789,034	37,050
		87,608
Leisure - 0.0%
Six Flags, Inc. (a)	370,700	667
Metals/Mining - 0.1%
Peabody Energy Corp.	87,000	5,318
Publishing/Printing - 0.3%
Cenveo, Inc. (a)	1,235,258	12,686
Shipping - 2.8%
Overseas Shipholding Group, Inc.	409,900	30,849
Ship Finance International Ltd. (NY Shares)	1,280,228	38,817
Teekay Corp.	765,000	34,915
		104,581
Technology - 1.4%
Amkor Technology, Inc. (a)	1,648,900	15,747
Flextronics International Ltd. (a)	2,665,000	27,689
Viasystems Group, Inc. (j)	1,026,780	9,241
		52,677
Telecommunications - 1.4%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	163
One Communications (a)(j)	925,628	4,397
PAETEC Holding Corp. (a)	6,388,426	49,255
		53,815
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	42,253	266
Pillowtex Corp. (a)	490,256	0
		266
TOTAL COMMON STOCKS (Cost $530,365)		516,029
Preferred Stocks - 5.1%

Convertible Preferred Stocks - 5.0%
Banks and Thrifts - 0.7%
Washington Mutual, Inc. (j)	185	25,985
Diversified Financial Services - 0.7%
Bank of America Corp. Series L, 7.25%	22,755	23,805
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Energy - 3.0%
El Paso Corp. 4.99%	54,500	$ 76,364
EXCO Resources, Inc. Series A1:
7.00% (j)	2,700	34,427
		110,791
Metals/Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	144,300	23,498
TOTAL CONVERTIBLE PREFERRED STOCKS		184,079
Nonconvertible Preferred Stocks - 0.1%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,506	2,454
Containers - 0.0%
Pliant Corp. Series AA 13.00%	18,036	1,804
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,258
TOTAL PREFERRED STOCKS (Cost $171,389)		188,337
Floating Rate Loans - 22.7%
	Principal Amount (000s)
Aerospace - 0.5%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 9.7275% 2/21/14 (i)	$ 250	213
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 7.7% 5/11/15 pay-in-kind (i)	130	104
Sequa Corp. term loan 5.95% 12/3/14 (i)	18,314	17,810
		18,127
Air Transportation - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 6.8291% 4/30/12 (i)	21,663	18,630
Tranche 2LN, term loan 6.1494% 4/30/14 (i)	1,092	862
		19,492
Auto Parts Distribution - 0.1%
Delphi Corp. term loan 6.875% 7/1/08 (i)	3,920	3,949
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - 2.3%
AM General LLC term loan 8.645% 4/17/12 (i)	$ 7,095	$ 5,960
Chrysler LLC Tranche 1LN, term loan 4% 8/3/13	20,000	13,400
Ford Motor Co. term loan 5.8% 12/15/13 (i)	30,569	27,512
General Motors Corp. term loan 5.0588% 11/29/13 (i)	16,044	15,001
Visteon Corp. term loan 7.2% 6/13/13 (i)	29,015	24,518
		86,391
Broadcasting - 1.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.1472% 9/29/14 (i)	55,045	46,238
Capital Goods - 0.1%
Goodman Global, Inc. term loan 9.25% 2/13/14 (i)	5,625	5,555
Chemicals - 0.4%
MacDermid, Inc. Tranche B, term loan 4.6963% 4/12/14 (i)	11,535	10,381
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 8.4463% 11/18/14 (i)	3,630	2,741
		13,122
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 5.095% 4/3/15 (i)	7,421	6,753
Diversified Financial Services - 1.0%
AX Acquisition Corp. Tranche B1, term loan 6.375% 8/15/14 (i)	2,876	2,732
CCO Holdings, LLC Tranche 3LN, term loan 5.1713% 9/6/14 (i)	28,745	23,140
DaimlerChrysler Financial Services Tranche 1LN, term loan 6.8% 8/3/12 (i)	11,102	10,075
		35,947
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 7.6713% 11/30/14 (i)	710	511
Energy - 1.3%
Antero Resources Corp. Tranche 2LN, term loan 7.2% 4/12/14 (i)	7,670	6,903
Hawkeye Renewables LLC Tranche 1LN, term loan 7.1858% 6/30/12 (i)	46,141	31,837
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (i)	7,950	8,189
Venoco, Inc. Tranche 2LN, term loan 7.125% 5/7/14 (i)	760	684
		47,613
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 5.9463% 4/8/12 (i)	$ 5,611	$ 4,489
Food/Beverage/Tobacco - 0.1%
Dean Foods Co. Tranche B, term loan 4.4531% 4/2/14 (i)	4,005	3,805
Gaming - 0.3%
Centaur Gaming LLC:
term loan 10/30/12 (k)	2,632	2,224
Tranche 1LN, term loan 6.6963% 10/30/12 (i)	12,368	10,451
		12,675
Healthcare - 3.0%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (i)	12,467	11,906
Tranche DD, term loan 7/25/14 (k)	638	609
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (i)	102,438	97,306
		109,821
Homebuilding/Real Estate - 0.1%
General Growth Properties, Inc. Tranche A1, term loan 4% 2/24/10 (i)	2,615	2,360
Hotels - 0.0%
Fontainebleau Florida Hotel LLC:
Tranche B, term loan 6.2581% 5/25/12 (i)	1,333	1,120
Tranche DD, term loan 5/25/12 (k)	667	560
		1,680
Leisure - 0.5%
Six Flags, Inc. Tranche B, term loan 5.203% 4/30/15 (i)	23,007	20,476
Paper - 0.5%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.625% 2/22/15 (i)	7,375	7,080
NewPage Corp. term loan 6.3125% 12/21/14 (i)	988	978
White Birch Paper Co.:
Tranche 1LN, term loan 5.45% 5/8/14 (i)	6,520	4,694
Tranche 2LN, term loan 7.5% 11/8/14 (i)	8,620	4,310
		17,062
Publishing/Printing - 2.1%
Thomson Learning, Inc. term loan 5.3418% 7/5/14 (i)	83,439	77,181
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 1.6%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (i)	$ 5,008	$ 4,320
term loan 5% 6/14/14 (i)	62,281	53,717
		58,037
Services - 0.6%
ARAMARK Corp.:
Credit-Linked Deposit 6.705% 1/26/14 (i)	1,087	1,041
term loan 4.5713% 1/26/14 (i)	17,107	16,380
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 9.2375% 2/7/15 (i)	1,175	975
Central Parking Corp.:
Tranche B 1LN, term loan 6.5% 5/22/14 (i)	4,435	4,081
4.9463% 5/22/14 (i)	1,502	1,382
		23,859
Specialty Retailing - 1.9%
Michaels Stores, Inc. term loan 5.2037% 10/31/13 (i)	78,716	69,270
Technology - 2.5%
Freescale Semiconductor, Inc. term loan 4.4588% 12/1/13 (i)	92,271	80,968
Intergraph Corp. Tranche 2LN, term loan 11.36% 11/29/14 (i)	10,350	9,755
Open Solutions, Inc. term loan 5.845% 1/23/14 (i)	3,494	2,891
		93,614
Telecommunications - 1.8%
Intelsat Bermuda Ltd. term loan 11.5% 6/15/16	5,560	5,115
Level 3 Communications, Inc. term loan 4.9621% 3/13/14 (i)	44,425	41,315
One Communications Tranche C, term loan 6.8176% 4/19/13 (i)	9,102	7,737
Paetec Communications, Inc. Tranche B, term loan 5.3625% 2/28/13 (i)	534	518
Time Warner Telecom, Inc. Tranche B, term loan 4.87% 1/7/13 (i)	4,354	4,125
Wind Telecomunicazioni SpA term loan 9.9838% 12/12/11 pay-in-kind (i)	7,017	6,678
		65,488
TOTAL FLOATING RATE LOANS (Cost $859,289)		843,515
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	208,106,001	$ 208,106
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	6,742,000	6,742
TOTAL MONEY MARKET FUNDS (Cost $214,848)		214,848
Cash Equivalents - 0.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.97%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $23,145)	$ 23,146	23,145
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,981,290)		3,784,326
NET OTHER ASSETS - (2.0)%		(72,825)
NET ASSETS - 100%		$ 3,711,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,096,000 or 8.6% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,918,000 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 27,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/15/08	$ 10,783
One Communications	11/18/04 - 6/29/06	$ 4,418
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Washington Mutual, Inc.	4/8/08	$ 4,423
Washington Mutual, Inc.	4/8/08	$ 18,500

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,937,000 and $3,393,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$23,145,000 due 5/01/08 at 1.97%
BNP Paribas Securities Corp.	$ 8,797
Banc of America Securities LLC	2,833
Dresdner Kleinwort Securities LLC	4,798
J.P. Morgan Securities, Inc.	6,717
$ 23,145
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,175
Fidelity Securities Lending Cash Central Fund	83
Total	$ 4,258
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
Bermuda	4.2%
Netherlands	2.2%
Canada	1.4%
Marshall Islands	1.1%
Others (individually less than 1%)	1.7%
100.0%
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ -	$ 7,238	$ -	$ -	$ 9,231
Revlon, Inc. Class A (sub. vtg.)	47,332	-	433	-	39,134
Total	$ 47,332	$ 7,238	$ 433	$ -	$ 48,365
Income Tax Information
At October 31, 2007, the fund had a capital loss carryforward of approximately $783,170,000 of which $304,252,000 and $478,918,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,984 and repurchase agreements of $23,145) - See accompanying schedule: Unaffiliated issuers (cost $3,681,040)	$ 3,521,113
Fidelity Central Funds (cost $214,848)	214,848
Other affiliated issuers (cost $85,402)	48,365
Total Investments (cost $3,981,290)		$ 3,784,326
Receivable for investments sold		20,646
Receivable for fund shares sold		10,253
Dividends receivable		281
Interest receivable		57,858
Distributions receivable from Fidelity Central Funds		474
Prepaid expenses		7
Receivable from investment adviser for expense reductions		2
Other receivables		76
Total assets		3,873,923

Liabilities
Payable to custodian bank	$ 21
Payable for investments purchased	142,764
Payable for fund shares redeemed	5,199
Distributions payable	4,654
Accrued management fee	1,680
Distribution fees payable	599
Other affiliated payables	623
Other payables and accrued expenses	140
Collateral on securities loaned, at value	6,742
Total liabilities		162,422

Net Assets		$ 3,711,501
Net Assets consist of:
Paid in capital		$ 4,651,595
Undistributed net investment income		17,414
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(760,544)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(196,964)
Net Assets		$ 3,711,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($813,369 ÷ 82,942 shares)	$ 9.81

Maximum offering price per share (100/96.00 of $9.81)	$ 10.22
Class T: Net Asset Value and redemption price per share ($928,944 ÷ 94,382 shares)	$ 9.84

Maximum offering price per share (100/96.00 of $9.84)	$ 10.25
Class B: Net Asset Value and offering price per share ($104,978 ÷ 10,756 shares)A	$ 9.76

Class C: Net Asset Value and offering price per share ($210,793 ÷ 21,521 shares)A	$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,653,417 ÷ 175,661 shares)	$ 9.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 5,494
Interest		127,712
Income from Fidelity Central Funds		4,258
Total income		137,464

Expenses
Management fee	$ 9,669
Transfer agent fees	3,169
Distribution fees	3,740
Accounting and security lending fees	548
Custodian fees and expenses	24
Independent trustees' compensation	7
Registration fees	111
Audit	37
Legal	24
Miscellaneous	235
Total expenses before reductions	17,564
Expense reductions	(53)	17,511
Net investment income		119,953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,162
Other affiliated issuers	20
Foreign currency transactions	102
Total net realized gain (loss)		23,284
Change in net unrealized appreciation (depreciation) on: Investment securities		(305,871)
Net gain (loss)		(282,587)
Net increase (decrease) in net assets resulting from operations		$ (162,634)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 119,953	$ 198,181
Net realized gain (loss)	23,284	93,855
Change in net unrealized appreciation (depreciation)	(305,871)	71,047
Net increase (decrease) in net assets resulting from operations	(162,634)	363,083
Distributions to shareholders from net investment income	(130,596)	(207,828)
Share transactions - net increase (decrease)	463,377	707,546
Redemption fees	770	606
Total increase (decrease) in net assets	170,917	863,407

Net Assets
Beginning of period	3,540,584	2,677,177
End of period (including undistributed net investment income of $17,414 and undistributed net investment income of $28,057, respectively)	$ 3,711,501	$ 3,540,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.10	$ 9.60	$ 9.64	$ 9.50	$ 6.40
Income from Investment Operations
Net investment income E	.340	.677	.673	.695	.797	.873
Net realized and unrealized gain (loss)	(.866)	.629	.500	.134	.307	2.875
Total from investment operations	(.526)	1.306	1.173	.829	1.104	3.748
Distributions from net investment income	(.366)	(.708)	(.644)	(.871)	(.966)	(.648)
Distributions from net realized gain	-	-	(.030)	-	-	-
Total distributions	(.366)	(.708)	(.674)	(.871)	(.966)	(.648)
Redemption fees added to paid in capital E	.002	.002	.001	.002	.002	-
Net asset value, end of period	$ 9.81	$ 10.70	$ 10.10	$ 9.60	$ 9.64	$ 9.50
Total Return B, C, D	(4.84)%	13.22%	12.62%	8.71%	12.23%	60.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.08% A	1.02%	.98%	1.00%	.98%	.99%
Expenses net of fee waivers, if any	1.08% A	1.02%	.98%	1.00%	.98%	.99%
Expenses net of all reductions	1.08% A	1.02%	.98%	.99%	.98%	.99%
Net investment income	7.00% A	6.36%	6.83%	7.08%	8.38%	10.45%
Supplemental Data
Net assets, end of period (in millions)	$ 813	$ 823	$ 583	$ 424	$ 297	$ 307
Portfolio turnover rate G	50% A	35%	51%	53%	67%	111%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.14	$ 9.63	$ 9.67	$ 9.52	$ 6.42
Income from Investment Operations
Net investment income E	.344	.680	.670	.693	.793	.859
Net realized and unrealized gain (loss)	(.878)	.626	.507	.129	.315	2.883
Total from investment operations	(.534)	1.306	1.177	.822	1.108	3.742
Distributions from net investment income	(.368)	(.708)	(.638)	(.864)	(.960)	(.642)
Distributions from net realized gain	-	-	(.030)	-	-	-
Total distributions	(.368)	(.708)	(.668)	(.864)	(.960)	(.642)
Redemption fees added to paid in capital E	.002	.002	.001	.002	.002	-
Net asset value, end of period	$ 9.84	$ 10.74	$ 10.14	$ 9.63	$ 9.67	$ 9.52
Total Return B, C, D	(4.90)%	13.16%	12.62%	8.61%	12.24%	60.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.02%	1.04%	1.06%	1.06%	1.06%
Expenses net of fee waivers, if any	1.04% A	1.02%	1.04%	1.06%	1.06%	1.06%
Expenses net of all reductions	1.04% A	1.02%	1.04%	1.06%	1.06%	1.06%
Net investment income	7.04% A	6.36%	6.77%	7.02%	8.30%	10.38%
Supplemental Data
Net assets, end of period (in millions)	$ 929	$ 1,138	$ 1,083	$ 1,003	$ 1,245	$ 1,398
Portfolio turnover rate G	50% A	35%	51%	53%	67%	111%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.06	$ 9.56	$ 9.61	$ 9.47	$ 6.38
Income from Investment Operations
Net investment income E	.307	.599	.597	.622	.723	.802
Net realized and unrealized gain (loss)	(.865)	.621	.501	.123	.310	2.873
Total from investment operations	(.558)	1.220	1.098	.745	1.033	3.675
Distributions from net investment income	(.334)	(.632)	(.569)	(.797)	(.895)	(.585)
Distributions from net realized gain	-	-	(.030)	-	-	-
Total distributions	(.334)	(.632)	(.599)	(.797)	(.895)	(.585)
Redemption fees added to paid in capital E	.002	.002	.001	.002	.002	-
Net asset value, end of period	$ 9.76	$ 10.65	$ 10.06	$ 9.56	$ 9.61	$ 9.47
Total Return B, C, D	(5.18)%	12.36%	11.82%	7.82%	11.44%	59.42%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.74%	1.74%	1.75%	1.74%	1.75%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.74%	1.74%	1.74%	1.75%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.74%	1.74%	1.75%
Net investment income	6.33% A	5.64%	6.06%	6.33%	7.62%	9.69%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 141	$ 202	$ 313	$ 498	$ 613
Portfolio turnover rate G	50% A	35%	51%	53%	67%	111%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.09	$ 9.59	$ 9.63	$ 9.49	$ 6.40
Income from Investment Operations
Net investment income E	.304	.595	.592	.615	.718	.801
Net realized and unrealized gain (loss)	(.875)	.629	.500	.133	.309	2.868
Total from investment operations	(.571)	1.224	1.092	.748	1.027	3.669
Distributions from net investment income	(.331)	(.626)	(.563)	(.790)	(.889)	(.579)
Distributions from net realized gain	-	-	(.030)	-	-	-
Total distributions	(.331)	(.626)	(.593)	(.790)	(.889)	(.579)
Redemption fees added to paid in capital E	.002	.002	.001	.002	.002	-
Net asset value, end of period	$ 9.79	$ 10.69	$ 10.09	$ 9.59	$ 9.63	$ 9.49
Total Return B, C, D	(5.29)%	12.37%	11.72%	7.83%	11.33%	59.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.79%	1.80%	1.82%	1.81%	1.82%
Expenses net of fee waivers, if any	1.82% A	1.79%	1.80%	1.82%	1.81%	1.82%
Expenses net of all reductions	1.81% A	1.79%	1.80%	1.82%	1.81%	1.82%
Net investment income	6.26% A	5.59%	6.01%	6.26%	7.55%	9.62%
Supplemental Data
Net assets, end of period (in millions)	$ 211	$ 237	$ 198	$ 182	$ 193	$ 219
Portfolio turnover rate G	50% A	35%	51%	53%	67%	111%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 9.74	$ 9.28	$ 9.35	$ 9.24	$ 6.24
Income from Investment Operations
Net investment income D	.336	.673	.665	.691	.786	.867
Net realized and unrealized gain (loss)	(.838)	.607	.485	.125	.305	2.796
Total from investment operations	(.502)	1.280	1.150	.816	1.091	3.663
Distributions from net investment income	(.380)	(.732)	(.661)	(.888)	(.983)	(.663)
Distributions from net realized gain	-	-	(.030)	-	-	-
Total distributions	(.380)	(.732)	(.691)	(.888)	(.983)	(.663)
Redemption fees added to paid in capital D	.002	.002	.001	.002	.002	-
Net asset value, end of period	$ 9.41	$ 10.29	$ 9.74	$ 9.28	$ 9.35	$ 9.24
Total Return B, C	(4.80)%	13.46%	12.83%	8.85%	12.46%	60.82%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.80%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.81% A	.80%	.81%	.81%	.83%	.82%
Expenses net of all reductions	.81% A	.80%	.81%	.81%	.83%	.82%
Net investment income	7.27% A	6.58%	6.99%	7.26%	8.53%	10.62%
Supplemental Data
Net assets, end of period (in millions)	$ 1,653	$ 1,202	$ 610	$ 351	$ 245	$ 218
Portfolio turnover rate F	50% A	35%	51%	53%	67%	111%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 196,298
Unrealized depreciation	(374,248)
Net unrealized appreciation (depreciation)	$ (177,950)
Cost for federal income tax purposes	$ 3,962,276

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,327,113 and $814,422, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 952	$ 73
Class T	0%	.25%	1,196	41
Class B	.65%	.25%	529	384
Class C	.75%	.25%	1,063	253
			$ 3,740	$ 751

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 95
Class T	25
Class B*	124
Class C*	36
$ 280

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 759.20
Class T	788.17
Class B	142.24
Class C	195.18
Institutional Class	1,285.19
	$ 3,169

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $83.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 13

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4 for the period In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Institutional Class	14
$ 19

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $13, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 28,594	$ 45,931
Class T	36,103	76,325
Class B	4,084	10,472
Class C	7,236	13,114
Institutional Class	54,579	61,986
Total	$ 130,596	$ 207,828

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	18,981	35,666	$ 185,703	$ 381,108
Reinvestment of distributions	2,236	3,136	21,909	33,324
Shares redeemed	(15,191)	(19,586)	(148,125)	(207,904)
Net increase (decrease)	6,026	19,216	$ 59,487	$ 206,528
Class T
Shares sold	12,999	29,143	$ 125,588	$ 311,661
Reinvestment of distributions	3,085	6,039	30,374	64,422
Shares redeemed	(27,646)	(36,101)	(272,971)	(384,890)
Net increase (decrease)	(11,562)	(919)	$ (117,009)	$ (8,807)
Class B
Shares sold	738	3,367	$ 7,132	$ 35,741
Reinvestment of distributions	263	625	2,567	6,612
Shares redeemed	(3,499)	(10,830)	(33,780)	(114,797)
Net increase (decrease)	(2,498)	(6,838)	$ (24,081)	$ (72,444)
Class C
Shares sold	2,695	7,719	$ 26,459	$ 82,581
Reinvestment of distributions	444	751	4,357	7,975
Shares redeemed	(3,763)	(5,983)	(36,579)	(63,310)
Net increase (decrease)	(624)	2,487	$ (5,763)	$ 27,246
Institutional Class
Shares sold	69,574	65,566	$ 650,358	$ 670,968
Reinvestment of distributions	4,452	5,410	41,829	55,342
Shares redeemed	(15,228)	(16,751)	(141,444)	(171,287)
Net increase (decrease)	58,798	54,225	$ 550,743	$ 555,023

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

HYI-USAN-0608
1.784887.105

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 998.90	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.39	$ 5.52
Class T
Actual	$ 1,000.00	$ 998.90	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.39	$ 5.52
Class B
Actual	$ 1,000.00	$ 996.80	$ 8.69
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class C
Actual	$ 1,000.00	$ 996.30	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,015.66	$ 9.27
Institutional Class
Actual	$ 1,000.00	$ 1,000.10	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.64	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Institutional Class	.85%

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
MGM Mirage, Inc.	2.3	2.1
HCA, Inc.	2.1	1.4
Intelsat Ltd.	1.9	1.9
Energy Future Holdings	1.5	0.8
NRG Energy, Inc.	1.4	0.9
	9.2
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.3	11.0
Electric Utilities	9.7	5.6
Telecommunications	8.3	9.0
Gaming	8.0	7.3
Healthcare	7.7	5.9
Quality Diversification (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
AAA,AA,A 0.0%	AAA,AA,A 0.1%
BBB 1.7%	BBB 0.6%
BB 37.4%	BB 36.4%
B 44.6%	B 42.4%
CCC,CC,C 11.4%	CCC,CC,C 11.9%
Not Rated 1.2%	Not Rated 2.0%
Equities 0.9%	Equities 0.9%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 5.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Nonconvertible Bonds 87.7%		Nonconvertible Bonds 84.6%
	Convertible Bonds, Preferred Stocks 1.5%		Convertible Bonds, Preferred Stocks 1.6%
	Floating Rate Loans 8.0%		Floating Rate Loans 8.1%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 5.7%
* Foreign investments	16.2%	** Foreign investments	14.4%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.3%
	Principal Amount	Value
Convertible Bonds - 0.6%
Technology - 0.6%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 1,810,000	$ 1,142,563
Lucent Technologies, Inc. 2.875% 6/15/25	903,000	723,520
Nortel Networks Corp. 1.75% 4/15/12 (d)	1,265,000	923,450
		2,789,533
Nonconvertible Bonds - 87.7%
Aerospace - 1.3%
Alliant Techsystems, Inc. 6.75% 4/1/16	1,190,000	1,178,100
Bombardier, Inc.:
7.45% 5/1/34 (d)	1,789,000	1,771,110
8% 11/15/14 (d)	975,000	1,035,938
L-3 Communications Corp.:
6.125% 1/15/14	320,000	316,000
7.625% 6/15/12	1,770,000	1,818,675
		6,119,823
Air Transportation - 2.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	3,100,000	2,867,500
6.977% 11/23/22	262,794	218,119
7.324% 4/15/11	960,000	902,400
8.608% 10/1/12	200,000	189,000
AMR Corp. 9% 8/1/12	775,000	530,875
Continental Airlines, Inc.:
7.875% 7/2/18	181,449	146,974
9.558% 9/1/19	222,096	192,113
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 5/1/22	213,341	194,140
9.798% 4/1/21	3,315,367	3,116,445
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	620,437	552,189
8.954% 8/10/14 (d)	745,996	663,936
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	700,000	602,000
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	1,216,725	961,213
		11,136,904
Automotive - 2.8%
Ford Motor Co.:
6.5% 8/1/18	885,000	634,988
7.45% 7/16/31	905,000	676,488
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
7% 10/1/13	$ 430,000	$ 371,950
7.25% 10/25/11	670,000	603,380
7.375% 10/28/09	840,000	808,608
7.875% 6/15/10	420,000	399,771
8% 12/15/16	630,000	549,675
12% 5/15/15	375,000	384,375
General Motors Acceptance Corp.:
6.75% 12/1/14	1,260,000	963,900
6.875% 9/15/11	2,120,000	1,780,800
7% 2/1/12	1,685,000	1,368,205
8% 11/1/31	430,000	325,725
General Motors Corp.:
7.125% 7/15/13	1,450,000	1,181,750
7.2% 1/15/11	1,855,000	1,641,675
GMAC LLC:
6% 4/1/11	450,000	362,297
6% 12/15/11	680,000	540,600
6.625% 5/15/12	420,000	344,400
		12,938,587
Broadcasting - 0.4%
Nexstar Broadcasting, Inc. 7% 1/15/14	375,000	322,500
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (d)	2,355,000	1,701,488
		2,023,988
Cable TV - 3.7%
Cablevision Systems Corp.:
7.1325% 4/1/09 (e)	1,030,000	1,030,000
8% 4/15/12	1,295,000	1,282,050
Charter Communications Holdings I LLC:
9.92% 4/1/14	2,590,000	1,320,900
11.125% 1/15/14	1,005,000	517,575
12.125% 1/15/15 (c)	1,105,000	585,650
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	2,490,000	1,892,400
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,465,000	1,399,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (d)	$ 1,005,000	$ 964,800
10.875% 9/15/14 (d)	935,000	984,088
CSC Holdings, Inc.:
6.75% 4/15/12	635,000	622,300
7.625% 4/1/11	270,000	272,025
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	1,800,000	1,728,000
EchoStar Communications Corp.:
6.375% 10/1/11	1,175,000	1,160,313
6.625% 10/1/14	805,000	786,888
7% 10/1/13	550,000	551,375
Kabel Deutschland GmbH 10.625% 7/1/14	1,265,000	1,315,600
Videotron Ltd. 9.125% 4/15/18 (d)	705,000	745,538
		17,158,577
Capital Goods - 2.0%
Leucadia National Corp.:
7% 8/15/13	380,000	374,300
7.125% 3/15/17	3,080,000	2,926,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,180,000	1,156,400
SPX Corp. 7.625% 12/15/14 (d)	825,000	864,188
Terex Corp. 8% 11/15/17	3,625,000	3,706,563
		9,027,451
Chemicals - 2.0%
Chemtura Corp. 6.875% 6/1/16	1,385,000	1,232,650
Equistar Chemicals LP 7.55% 2/15/26	540,000	357,750
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,750,000	3,646,875
Nalco Co.:
7.75% 11/15/11	1,155,000	1,186,763
8.875% 11/15/13	110,000	115,775
Nell AF Sarl 8.375% 8/15/15 (d)	800,000	576,000
NOVA Chemicals Corp.:
6.5% 1/15/12	1,600,000	1,504,000
7.8625% 11/15/13 (e)	865,000	750,388
		9,370,201
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	$ 385,000	$ 363,825
Jostens Holding Corp. 0% 12/1/13 (b)	680,000	649,400
		1,013,225
Containers - 0.8%
BWAY Corp. 10% 10/15/10	1,580,000	1,540,500
Greif, Inc. 6.75% 2/1/17	2,035,000	2,024,825
		3,565,325
Diversified Financial Services - 0.7%
FireKeepers Development Authority 13.875% 5/1/15 (d)	365,000	369,563
Residential Capital Corp.:
5.8159% 4/17/09 (e)	145,000	96,425
8.125% 11/21/08	440,000	365,200
8.375% 6/30/10	1,835,000	995,488
Residential Capital LLC:
3.49% 6/9/08 (e)	705,000	656,531
6.1925% 5/22/09 (e)	1,300,000	854,750
		3,337,957
Diversified Media - 1.0%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,020,000	826,200
Liberty Media Corp. 8.25% 2/1/30	105,000	93,162
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	660,000	478,500
10% 8/1/14	565,000	587,600
10% 8/1/14 (d)	700,000	728,000
Quebecor Media, Inc. 7.75% 3/15/16	2,040,000	1,938,000
		4,651,462
Electric Utilities - 9.1%
AES Corp.:
7.75% 3/1/14	1,505,000	1,550,150
7.75% 10/15/15	970,000	1,000,313
8% 10/15/17	970,000	1,010,013
8.875% 2/15/11	305,000	320,250
9.375% 9/15/10	730,000	770,150
Aquila, Inc. 14.875% 7/1/12	1,000,000	1,220,000
Dynegy Holdings, Inc. 8.375% 5/1/16	1,155,000	1,204,088
Edison Mission Energy 7.2% 5/15/19	1,655,000	1,671,550
Energy Future Holdings:
10.875% 11/1/17 (d)	3,790,000	4,055,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Holdings: - continued
11.25% 11/1/17 pay-in-kind (d)	$ 2,635,000	$ 2,766,750
Intergen NV 9% 6/30/17 (d)	1,905,000	1,990,725
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	835,000	864,225
Mirant Americas Generation LLC:
8.3% 5/1/11	190,000	196,650
8.5% 10/1/21	1,155,000	1,103,025
9.125% 5/1/31	490,000	441,000
NRG Energy, Inc.:
7.25% 2/1/14	2,440,000	2,507,100
7.375% 2/1/16	1,850,000	1,900,875
7.375% 1/15/17	2,240,000	2,284,800
NSG Holdings II, LLC 7.75% 12/15/25 (d)	3,200,000	3,104,000
Reliant Energy, Inc.:
7.625% 6/15/14	2,105,000	2,178,675
7.875% 6/15/17	1,485,000	1,544,400
Tenaska Alabama Partners LP 7% 6/30/21 (d)	1,194,424	1,122,758
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (d)	2,465,000	2,569,763
Series B, 10.25% 11/1/15 (d)	1,550,000	1,619,750
10.5% 11/1/16 pay-in-kind (d)	950,000	973,750
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,550,000	1,658,500
Utilicorp United, Inc. 9.95% 2/1/11 (e)	64,000	68,160
		41,696,720
Energy - 9.7%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,440,000	1,486,800
Chaparral Energy, Inc.:
8.5% 12/1/15	1,010,000	919,100
8.875% 2/1/17	660,000	602,250
Chesapeake Energy Corp.:
6.5% 8/15/17	1,035,000	1,016,888
6.875% 1/15/16	1,275,000	1,292,531
7.5% 6/15/14	490,000	508,375
7.625% 7/15/13	1,850,000	1,930,938
7.75% 1/15/15	1,225,000	1,264,813
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	420,000	432,600
7.75% 5/15/17	850,000	877,625
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (d)	875,000	924,263
Dynegy Holdings, Inc. 8.75% 2/15/12	905,000	959,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	$ 455,000	$ 473,200
Energy Partners Ltd.:
7.8381% 4/15/13 (e)	1,090,000	959,200
9.75% 4/15/14	990,000	913,275
Forest Oil Corp.:
7.25% 6/15/19	1,405,000	1,440,125
7.75% 5/1/14	540,000	553,500
8% 12/15/11	540,000	571,050
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	2,120,000	2,077,600
9% 6/1/16 (d)	1,630,000	1,687,050
Markwest Energy Partners LP/Markwest Energy Finance Corp. 8.75% 4/15/18 (d)	865,000	893,113
OPTI Canada, Inc.:
7.875% 12/15/14	1,875,000	1,912,500
8.25% 12/15/14	2,115,000	2,157,300
Pan American Energy LLC 7.75% 2/9/12 (d)	2,095,000	2,123,806
Parker Drilling Co. 9.625% 10/1/13	880,000	924,000
Petrohawk Energy Corp. 9.125% 7/15/13	2,405,000	2,531,263
Petroleum Development Corp. 12% 2/15/18 (d)	1,140,000	1,208,400
Pioneer Natural Resources Co. 6.65% 3/15/17	860,000	838,500
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,495,575
7.75% 6/15/15	320,000	325,600
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,405,000	2,350,888
7.375% 7/15/13	2,515,000	2,540,150
Seitel, Inc. 9.75% 2/15/14	1,620,000	1,449,900
Southern Star Central Corp. 6.75% 3/1/16 (d)	995,000	960,175
Tesoro Corp. 6.5% 6/1/17	675,000	617,625
W&T Offshore, Inc. 8.25% 6/15/14 (d)	1,730,000	1,695,400
		44,914,678
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	905,000	796,400
Environmental - 0.4%
Allied Waste North America, Inc.:
6.875% 6/1/17	855,000	855,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Allied Waste North America, Inc.: - continued
7.125% 5/15/16	$ 775,000	$ 778,875
Browning-Ferris Industries, Inc. 7.4% 9/15/35	220,000	202,400
		1,836,275
Food and Drug Retail - 0.3%
Rite Aid Corp.:
6.875% 8/15/13	455,000	316,225
7.5% 3/1/17	390,000	359,775
9.375% 12/15/15	450,000	365,625
SUPERVALU, Inc. 7.5% 11/15/14	370,000	379,250
		1,420,875
Food/Beverage/Tobacco - 1.9%
Constellation Brands, Inc.:
7.25% 9/1/16	869,000	875,518
7.25% 5/15/17	430,000	433,225
8.375% 12/15/14	775,000	819,563
Dean Foods Co.:
6.9% 10/15/17	1,205,000	1,102,575
7% 6/1/16	1,235,000	1,154,725
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,110,000	1,048,950
Pierre Foods, Inc. 9.875% 7/15/12	1,235,000	568,100
Pilgrims Pride Corp. 7.625% 5/1/15	620,000	590,550
Smithfield Foods, Inc. 7.75% 7/1/17	1,980,000	1,975,050
		8,568,256
Gaming - 7.8%
Chukchansi Economic Development Authority:
8% 11/15/13 (d)	795,000	715,500
8.2375% 11/15/12 (d)(e)	360,000	311,400
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (d)	920,000	662,400
Harrah's Operating Co., Inc.:
5.375% 12/15/13	365,000	222,650
10.75% 2/1/16 (d)	690,000	594,263
10.75% 2/1/18 pay-in-kind (d)	270,000	214,650
Mandalay Resort Group 9.375% 2/15/10	2,365,000	2,424,125
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (d)	2,190,000	1,992,900
MGM Mirage, Inc.:
6.625% 7/15/15	2,555,000	2,222,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
6.75% 9/1/12	$ 3,465,000	$ 3,213,788
6.75% 4/1/13	415,000	380,763
6.875% 4/1/16	1,460,000	1,277,500
7.625% 1/15/17	3,585,000	3,244,425
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,215,000	1,114,763
6.375% 7/15/09	580,000	577,100
7.125% 8/15/14	1,180,000	1,008,900
Park Place Entertainment Corp. 8.125% 5/15/11	895,000	751,800
Scientific Games Corp. 6.25% 12/15/12	1,555,000	1,450,038
Seminole Hard Rock Entertainment, Inc. 5.3% 3/15/14 (d)(e)	1,445,000	1,170,450
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,660,000	1,606,050
7.25% 5/1/12	2,450,000	2,370,375
Snoqualmie Entertainment Authority:
6.9363% 2/1/14 (d)(e)	1,280,000	1,004,800
9.125% 2/1/15 (d)	1,350,000	1,093,500
Station Casinos, Inc. 6.875% 3/1/16	1,095,000	695,325
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	590,000	312,700
9% 1/15/12	1,380,000	1,021,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,315,000	2,251,338
6.625% 12/1/14	2,035,000	1,979,038
		35,884,591
Healthcare - 6.6%
Bausch & Lomb, Inc. 9.875% 11/1/15 (d)	1,005,000	1,067,813
Community Health Systems, Inc. 8.875% 7/15/15	1,945,000	2,020,466
FMC Finance III SA 6.875% 7/15/17	885,000	896,063
HCA, Inc.:
6.5% 2/15/16	1,000,000	890,000
9.125% 11/15/14	2,725,000	2,868,063
9.25% 11/15/16	2,320,000	2,488,200
9.625% 11/15/16 pay-in-kind	1,845,000	1,969,538
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,385,000	1,412,700
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (d)	1,505,000	1,614,113
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
LVB Acquisition Merger Sub, Inc.: - continued
10.375% 10/15/17 pay-in-kind (d)	$ 600,000	$ 637,500
11.625% 10/15/17 (d)	955,000	1,013,494
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,840,000	2,772,550
7% 1/15/16	1,635,000	1,579,819
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (d)	1,660,000	1,668,300
Rural/Metro Corp. 9.875% 3/15/15	185,000	159,100
Service Corp. International:
6.75% 4/1/15	1,375,000	1,378,438
7.5% 4/1/27	1,720,000	1,539,400
United Surgical Partners International, Inc.:
8.875% 5/1/17	590,000	585,575
9.25% 5/1/17 pay-in-kind	760,000	727,700
Ventas Realty LP:
6.5% 6/1/16	665,000	640,894
6.625% 10/15/14	650,000	641,063
Viant Holdings, Inc. 10.125% 7/15/17 (d)	928,000	779,520
VWR Funding, Inc. 10.25% 7/15/15	1,220,000	1,177,300
		30,527,609
Homebuilding/Real Estate - 1.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	3,225,000	3,007,313
8.125% 6/1/12	3,075,000	3,005,813
KB Home:
6.25% 6/15/15	420,000	378,000
6.375% 8/15/11	420,000	399,000
7.75% 2/1/10	420,000	413,700
Realogy Corp. 10.5% 4/15/14	880,000	642,400
		7,846,226
Hotels - 0.5%
Host Marriott LP 7.125% 11/1/13	2,415,000	2,405,944
Insurance - 0.4%
USI Holdings Corp.:
6.94% 11/15/14 (d)(e)	1,660,000	1,294,800
9.75% 5/15/15 (d)	505,000	388,850
		1,683,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 2.0%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	$ 1,740,000	$ 1,648,650
7.25% 6/15/16	590,000	536,900
7.5% 10/15/27	1,680,000	1,428,000
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	708,000	644,280
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,749,908
Universal City Florida Holding Co. I/II:
7.9894% 5/1/10 (e)	2,180,000	2,120,050
8.375% 5/1/10	225,000	223,313
		9,351,101
Metals/Mining - 4.6%
Arch Western Finance LLC 6.75% 7/1/13	1,740,000	1,757,400
Compass Minerals International, Inc. 0% 6/1/13 (b)	1,620,000	1,668,600
Drummond Co., Inc. 7.375% 2/15/16 (d)	3,090,000	2,842,800
FMG Finance Property Ltd.:
7.0756% 9/1/11 (d)(e)	1,560,000	1,528,800
10% 9/1/13 (d)	945,000	1,027,688
10.625% 9/1/16 (d)	935,000	1,068,238
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (e)	310,000	313,100
8.25% 4/1/15	2,355,000	2,549,288
8.375% 4/1/17	920,000	1,015,450
Massey Energy Co.:
6.625% 11/15/10	145,000	145,725
6.875% 12/15/13	3,380,000	3,367,325
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (d)(e)	1,355,000	1,144,975
Peabody Energy Corp.:
7.375% 11/1/16	370,000	388,500
7.875% 11/1/26	205,000	211,150
Vedanta Resources PLC 6.625% 2/22/10 (d)	2,055,000	2,039,588
		21,068,627
Paper - 1.5%
Georgia-Pacific Corp.:
7% 1/15/15 (d)	3,520,000	3,537,600
8.875% 5/15/31	1,255,000	1,192,250
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	870,000	750,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Stone Container Corp. 8.375% 7/1/12	$ 225,000	$ 204,750
Stone Container Finance Co. 7.375% 7/15/14	1,480,000	1,243,200
		6,928,175
Publishing/Printing - 0.8%
Scholastic Corp. 5% 4/15/13	1,035,000	874,575
The Reader's Digest Association, Inc. 9% 2/15/17 (d)	1,245,000	877,725
TL Acquisitions, Inc.:
0% 7/15/15 (b)(d)	645,000	495,038
10.5% 1/15/15 (d)	1,700,000	1,538,500
		3,785,838
Restaurants - 0.7%
Carrols Corp. 9% 1/15/13	1,630,000	1,497,563
Landry's Restaurants, Inc. 9.5% 12/15/14	1,775,000	1,730,625
		3,228,188
Services - 3.4%
ARAMARK Corp.:
6.7394% 2/1/15 (e)	2,235,000	2,151,188
8.5% 2/1/15	1,150,000	1,196,000
Ashtead Capital, Inc. 9% 8/15/16 (d)	1,200,000	1,032,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.565% 5/15/14 (e)	120,000	103,200
7.625% 5/15/14	835,000	750,540
7.75% 5/15/16	1,295,000	1,128,204
FTI Consulting, Inc.:
7.625% 6/15/13	2,425,000	2,497,750
7.75% 10/1/16	595,000	618,800
Hertz Corp.:
8.875% 1/1/14	545,000	549,088
10.5% 1/1/16	790,000	795,925
Iron Mountain, Inc.:
6.625% 1/1/16	600,000	579,750
7.75% 1/15/15	1,030,000	1,050,600
8.25% 7/1/11	735,000	734,081
8.625% 4/1/13	1,110,000	1,129,425
Penhall International Corp. 12% 8/1/14 (d)	240,000	196,800
Rural/Metro Corp. 0% 3/15/16 (b)	1,305,000	939,600
		15,452,951
Shipping - 2.0%
Britannia Bulk PLC 11% 12/1/11	1,410,000	1,459,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Holdings, Inc. 9.5% 12/15/14	$ 1,825,000	$ 1,875,188
Overseas Shipholding Group, Inc. 8.25% 3/15/13	140,000	145,600
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	4,084,853
Teekay Corp. 8.875% 7/15/11	1,460,000	1,543,950
		9,108,941
Steels - 1.7%
Evraz Group SA:
8.875% 4/24/13 (d)	785,000	794,813
9.5% 4/24/18 (d)	440,000	446,072
PNA Group, Inc. 10.75% 9/1/16	710,000	656,750
RathGibson, Inc. 11.25% 2/15/14	1,710,000	1,662,975
Steel Dynamics, Inc.:
6.75% 4/1/15	3,060,000	3,029,400
7.375% 11/1/12 (d)	1,125,000	1,147,500
		7,737,510
Super Retail - 1.0%
NBC Acquisition Corp. 11% 3/15/13	1,980,000	1,782,000
Nebraska Book Co., Inc. 8.625% 3/15/12	1,055,000	960,050
Toys 'R' US, Inc. 7.625% 8/1/11	2,270,000	1,986,250
		4,728,300
Technology - 6.2%
Amkor Technology, Inc.:
7.75% 5/15/13	250,000	239,375
9.25% 6/1/16	420,000	417,900
Avago Technologies Finance Ltd. 10.125% 12/1/13	960,000	1,022,400
Celestica, Inc. 7.875% 7/1/11	1,435,000	1,435,000
First Data Corp. 9.875% 9/24/15 (d)	1,180,000	1,076,750
Flextronics International Ltd.:
6.25% 11/15/14	1,105,000	1,055,275
6.5% 5/15/13	125,000	122,813
Freescale Semiconductor, Inc.:
6.675% 12/15/14 (e)	1,325,000	1,086,500
8.875% 12/15/14	1,840,000	1,633,000
9.125% 12/15/14 pay-in-kind	600,000	493,500
10.125% 12/15/16	1,305,000	1,034,213
IKON Office Solutions, Inc. 7.6975% 1/1/12 (d)(e)	975,000	975,000
Jabil Circuit, Inc. 8.25% 3/15/18 (d)	1,760,000	1,742,400
Lucent Technologies, Inc.:
6.45% 3/15/29	2,625,000	1,942,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28	$ 1,065,000	$ 777,450
Nortel Networks Corp.:
6.9631% 7/15/11 (e)	1,545,000	1,448,438
10.125% 7/15/13	1,855,000	1,803,988
NXP BV:
5.4631% 10/15/13 (e)	2,820,000	2,594,400
7.875% 10/15/14	125,000	123,750
Seagate Technology HDD Holdings 6.8% 10/1/16	1,400,000	1,337,000
Unisys Corp.:
6.875% 3/15/10	1,495,000	1,437,069
8% 10/15/12	855,000	778,050
Xerox Capital Trust I 8% 2/1/27	4,085,000	4,044,150
		28,620,921
Telecommunications - 7.3%
Cincinnati Bell, Inc. 8.375% 1/15/14	1,565,000	1,549,350
Digicel Group Ltd.:
8.875% 1/15/15 (d)	1,725,000	1,496,438
9.125% 1/15/15 pay-in-kind (d)	1,055,000	904,663
9.25% 9/1/12 (d)	2,360,000	2,398,350
Intelsat Ltd.:
6.5% 11/1/13	2,940,000	2,138,850
7.625% 4/15/12	2,090,000	1,713,800
9.25% 6/15/16	2,360,000	2,383,600
11.25% 6/15/16	2,080,000	2,113,800
Level 3 Financing, Inc.:
6.7044% 2/15/15 (e)	1,610,000	1,296,050
8.75% 2/15/17	145,000	123,975
9.25% 11/1/14	895,000	814,450
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,301,000	1,325,459
Nextel Communications, Inc.:
6.875% 10/31/13	1,530,000	1,262,250
7.375% 8/1/15	880,000	704,000
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	2,385,000	2,277,675
PanAmSat Corp. 9% 8/15/14	919,000	926,168
Qwest Corp.:
6.05% 6/15/13 (e)	3,080,000	2,910,600
6.5% 6/1/17	855,000	793,466
7.625% 6/15/15	795,000	791,025
Rural Cellular Corp. 6.0756% 6/1/13 (e)	1,150,000	1,161,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp. 6.875% 11/15/28	$ 405,000	$ 314,888
Sprint Nextel Corp. 6% 12/1/16	415,000	338,225
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	885,000	907,125
U.S. West Communications:
6.875% 9/15/33	495,000	420,750
7.5% 6/15/23	1,110,000	1,015,650
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)	845,000	847,113
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)	685,000	686,713
		33,615,933
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 8.2038% 12/15/14 (d)(e)	1,225,000	1,151,500
Levi Strauss & Co.:
8.875% 4/1/16	1,220,000	1,241,350
9.75% 1/15/15	320,000	334,400
		2,727,250
TOTAL NONCONVERTIBLE BONDS		404,278,459
TOTAL CORPORATE BONDS (Cost $420,252,259)		407,067,992
Preferred Stocks - 0.9%
	Shares
Convertible Preferred Stocks - 0.5%
Electric Utilities - 0.1%
AES Trust III 6.75%	12,900	613,524
Energy - 0.4%
El Paso Corp. 4.99%	1,160	1,625,356
TOTAL CONVERTIBLE PREFERRED STOCKS		2,238,880
Nonconvertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	1,426	1,811,020
TOTAL PREFERRED STOCKS (Cost $3,852,372)		4,049,900
Floating Rate Loans (f) - 8.0%
	Principal Amount	Value
Air Transportation - 0.1%
United Air Lines, Inc. Tranche B, term loan 4.8378% 2/1/14 (e)	$ 565,000	$ 488,725
Automotive - 0.6%
Chrysler LLC Tranche 1LN, term loan 0% 8/3/13 (e)	1,845,000	1,236,150
General Motors Corp. term loan 5.0588% 11/29/13 (e)	1,445,000	1,351,075
		2,587,225
Broadcasting - 0.1%
Univision Communications, Inc. Tranche 1LN, term loan 5.1472% 9/29/14 (e)	670,000	562,800
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.9% 3/6/14 (e)	1,112,213	978,747
CSC Holdings, Inc. Tranche B, term loan 4.4769% 3/31/13 (e)	2,518,600	2,424,153
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (e)	1,550,000	1,464,750
		4,867,650
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 8.82% 5/4/15 pay-in-kind (e)	1,240,000	1,156,300
Tranche B 1LN, term loan 5.5544% 5/4/14 (e)	166,960	160,699
		1,316,999
Electric Utilities - 0.5%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.6963% 3/30/12 (e)	250,608	215,523
term loan 5.6963% 3/30/14 (e)	1,848,101	1,589,367
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.5827% 10/10/14 (e)	758,095	724,929
		2,529,819
Energy - 1.2%
SandRidge Energy, Inc. term loan:
6.3225% 4/1/14 (e)	2,100,000	2,005,500
8.625% 4/1/15 (e)	3,425,000	3,527,750
		5,533,250
Entertainment/Film - 0.3%
Zuffa LLC term loan 4.875% 6/19/15 (e)	1,866,149	1,268,981
Floating Rate Loans (f) - continued
	Principal Amount	Value
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (e)	$ 1,200,000	$ 1,056,000
Healthcare - 1.1%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (e)	2,753,885	2,629,960
Tranche DD, term loan 7/25/14 (g)	140,890	134,550
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (e)	1,576,010	1,497,210
PTS Acquisition Corp. term loan 4.9463% 4/10/14 (e)	1,038,028	918,654
		5,180,374
Homebuilding/Real Estate - 0.2%
Realogy Corp.:
Credit-Linked Deposit 7.9663% 10/10/13 (e)	199,394	170,482
Tranche B, term loan 5.7216% 10/10/13 (e)	740,606	633,218
		803,700
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 4.7518% 12/23/12 (e)	1,996,946	1,919,564
Restaurants - 0.1%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (e)	49,152	42,393
term loan 5% 6/14/14 (e)	617,703	532,769
		575,162
Services - 0.1%
Penhall International Corp. term loan 10.1325% 4/1/12 pay-in-kind (e)	906,294	706,909
Super Retail - 0.2%
Dollar General Corp. Tranche B2, term loan 5.5847% 7/6/14 (e)	920,000	811,900
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (e)	1,280,964	1,165,678
Tranche 2LN, term loan 8.4463% 6/11/15 (e)	1,250,000	1,000,000
		2,165,678
Telecommunications - 0.6%
Digicel International Finance Ltd. term loan 5.25% 3/30/12 (e)	820,000	729,800
Intelsat Bermuda Ltd. term loan:
9.5% 6/15/16	1,660,000	1,509,770
Floating Rate Loans (f) - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Bermuda Ltd. term loan: - continued
11.5% 6/15/16	$ 720,000	$ 662,400
		2,901,970
Textiles & Apparel - 0.4%
Hanesbrands, Inc.:
term loan 6.6569% 3/5/14 (e)	120,000	118,800
Tranche B 1LN, term loan 4.6148% 9/5/13 (e)	435,000	425,756
Levi Strauss & Co. term loan 4.9913% 4/4/14 (e)	1,375,000	1,182,500
		1,727,056
TOTAL FLOATING RATE LOANS (Cost $38,795,809)		37,003,762
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 2.51% (a) (Cost $14,600,462)	14,600,462	14,600,462
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $477,500,902)		462,722,116
NET OTHER ASSETS - (0.4)%		(1,806,791)
NET ASSETS - 100%		$ 460,915,325
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,262,578 or 20.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $140,890 and $134,550, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 515,710
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.8%
Canada	4.7%
Bermuda	4.2%
Luxembourg	1.7%
Netherlands	1.0%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $462,900,440)	$ 448,121,654
Fidelity Central Funds (cost $14,600,462)	14,600,462
Total Investments (cost $477,500,902)		$ 462,722,116
Cash		1,871,089
Receivable for investments sold		2,301,516
Receivable for fund shares sold		955,420
Interest receivable		9,704,537
Distributions receivable from Fidelity Central Funds		36,121
Prepaid expenses		938
Receivable from investment adviser for expense reductions		18,141
Total assets		477,609,878

Liabilities
Payable for investments purchased	$ 14,187,348
Payable for fund shares redeemed	1,615,506
Distributions payable	436,238
Accrued management fee	212,286
Distribution fees payable	98,136
Other affiliated payables	100,812
Other payables and accrued expenses	44,227
Total liabilities		16,694,553

Net Assets		$ 460,915,325
Net Assets consist of:
Paid in capital		$ 480,703,878
Undistributed net investment income		1,159,509
Accumulated undistributed net realized gain (loss) on investments		(6,169,276)
Net unrealized appreciation (depreciation) on investments		(14,778,786)
Net Assets		$ 460,915,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,063,015 ÷ 12,718,108 shares)	$ 8.73

Maximum offering price per share (100/96.00 of $8.73)	$ 9.09
Class T: Net Asset Value and redemption price per share ($61,234,243 ÷ 7,020,227 shares)	$ 8.72

Maximum offering price per share (100/96.00 of $8.72)	$ 9.08
Class B: Net Asset Value and offering price per share ($33,356,857 ÷ 3,826,978 shares)A	$ 8.72

Class C: Net Asset Value and offering price per share ($46,309,728 ÷ 5,312,424 shares)A	$ 8.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($208,951,482 ÷ 23,900,101 shares)	$ 8.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 53,675
Interest		18,147,550
Income from Fidelity Central Funds		515,710
Total income		18,716,935

Expenses
Management fee	$ 1,268,798
Transfer agent fees	529,226
Distribution fees	601,682
Accounting fees and expenses	93,187
Custodian fees and expenses	7,462
Independent trustees' compensation	941
Registration fees	33,751
Audit	30,545
Legal	2,522
Miscellaneous	57,798
Total expenses before reductions	2,625,912
Expense reductions	(134,835)	2,491,077
Net investment income		16,225,858
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(5,986,711)
Change in net unrealized appreciation (depreciation) on investment securities		(10,680,527)
Net gain (loss)		(16,667,238)
Net increase (decrease) in net assets resulting from operations		$ (441,380)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,225,858	$ 35,725,986
Net realized gain (loss)	(5,986,711)	3,994,754
Change in net unrealized appreciation (depreciation)	(10,680,527)	(9,671,363)
Net increase (decrease) in net assets resulting from operations	(441,380)	30,049,377
Distributions to shareholders from net investment income	(16,600,783)	(35,953,402)
Distributions to shareholders from net realized gain	(3,076,330)	(2,796,940)
Total distributions	(19,677,113)	(38,750,342)
Share transactions - net increase (decrease)	14,560,437	(36,444,831)
Redemption fees	34,798	67,957
Total increase (decrease) in net assets	(5,523,258)	(45,077,839)

Net Assets
Beginning of period	466,438,583	511,516,422
End of period (including undistributed net investment income of $1,159,509 and undistributed net investment income of $1,534,434, respectively)	$ 460,915,325	$ 466,438,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.26	$ 9.15	$ 9.59	$ 9.33	$ 7.89
Income from Investment Operations
Net investment income E	.315	.661	.634	.615	.675	.725
Net realized and unrealized gain (loss)	(.334)	(.078)	.214	(.288)	.267	1.360
Total from investment operations	(.019)	.583	.848	.327	.942	2.085
Distributions from net investment income	(.322)	(.664)	(.613)	(.629)	(.683)	(.645)
Distributions from net realized gain	(.060)	(.050)	(.135)	(.140)	-	-
Total distributions	(.382)	(.714)	(.748)	(.769)	(.683)	(.645)
Redemption fees added to paid in capital E	.001	.001	.010	.002	.001	-
Net asset value, end of period	$ 8.73	$ 9.13	$ 9.26	$ 9.15	$ 9.59	$ 9.33
Total Return B, C, D	(.11)%	6.46%	9.82%	3.53%	10.50%	27.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.04%	1.01%	1.02%	1.01%	1.00%
Expenses net of fee waivers, if any	1.10% A	1.04%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.10% A	1.03%	1.00%	1.00%	1.00%	1.00%
Net investment income	7.28% A	7.11%	6.95%	6.58%	7.21%	8.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,063	$ 110,703	$ 130,666	$ 115,345	$ 94,349	$ 61,084
Portfolio turnover rate G	61% A	69%	72%	115%	126%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.25	$ 9.14	$ 9.58	$ 9.33	$ 7.89
Income from Investment Operations
Net investment income E	.314	.654	.624	.607	.668	.717
Net realized and unrealized gain (loss)	(.333)	(.077)	.215	(.289)	.255	1.359
Total from investment operations	(.019)	.577	.839	.318	.923	2.076
Distributions from net investment income	(.322)	(.658)	(.604)	(.620)	(.674)	(.636)
Distributions from net realized gain	(.060)	(.050)	(.135)	(.140)	-	-
Total distributions	(.382)	(.708)	(.739)	(.760)	(.674)	(.636)
Redemption fees added to paid in capital E	.001	.001	.010	.002	.001	-
Net asset value, end of period	$ 8.72	$ 9.12	$ 9.25	$ 9.14	$ 9.58	$ 9.33
Total Return B, C, D	(.11)%	6.40%	9.73%	3.43%	10.29%	27.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19% A	1.15%	1.18%	1.19%	1.19%	1.19%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	7.28% A	7.04%	6.85%	6.49%	7.11%	8.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,234	$ 57,798	$ 68,487	$ 69,091	$ 91,707	$ 81,735
Portfolio turnover rate G	61% A	69%	72%	115%	126%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88
Income from Investment Operations
Net investment income E	.287	.593	.565	.546	.606	.658
Net realized and unrealized gain (loss)	(.324)	(.086)	.215	(.279)	.256	1.361
Total from investment operations	(.037)	.507	.780	.267	.862	2.019
Distributions from net investment income	(.294)	(.598)	(.545)	(.559)	(.613)	(.579)
Distributions from net realized gain	(.060)	(.050)	(.135)	(.140)	-	-
Total distributions	(.354)	(.648)	(.680)	(.699)	(.613)	(.579)
Redemption fees added to paid in capital E	.001	.001	.010	.002	.001	-
Net asset value, end of period	$ 8.72	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32
Total Return B, C, D	(.32)%	5.61%	9.03%	2.87%	9.58%	26.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.79%	1.81%	1.81%	1.80%	1.80%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	6.63% A	6.39%	6.20%	5.84%	6.46%	7.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,357	$ 41,049	$ 51,362	$ 64,804	$ 79,997	$ 70,661
Portfolio turnover rate G	61% A	69%	72%	115%	126%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88
Income from Investment Operations
Net investment income E	.282	.584	.556	.536	.597	.651
Net realized and unrealized gain (loss)	(.323)	(.085)	.215	(.278)	.256	1.359
Total from investment operations	(.041)	.499	.771	.258	.853	2.010
Distributions from net investment income	(.290)	(.590)	(.536)	(.550)	(.604)	(.570)
Distributions from net realized gain	(.060)	(.050)	(.135)	(.140)	-	-
Total distributions	(.350)	(.640)	(.671)	(.690)	(.604)	(.570)
Redemption fees added to paid in capital E	.001	.001	.010	.002	.001	-
Net asset value, end of period	$ 8.72	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32
Total Return B, C, D	(.37)%	5.51%	8.92%	2.77%	9.47%	26.19%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.84%	1.86%	1.87%	1.87%	1.88%
Expenses net of fee waivers, if any	1.85% A	1.84%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85% A	1.84%	1.85%	1.85%	1.85%	1.85%
Net investment income	6.53% A	6.30%	6.10%	5.74%	6.36%	7.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,310	$ 50,700	$ 52,796	$ 56,036	$ 64,187	$ 59,655
Portfolio turnover rate G	61% A	69%	72%	115%	126%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 9.27	$ 9.16	$ 9.60	$ 9.34	$ 7.90
Income from Investment Operations
Net investment income D	.326	.678	.648	.630	.690	.739
Net realized and unrealized gain (loss)	(.334)	(.078)	.214	(.289)	.267	1.359
Total from investment operations	(.008)	.600	.862	.341	.957	2.098
Distributions from net investment income	(.333)	(.681)	(.627)	(.643)	(.698)	(.658)
Distributions from net realized gain	(.060)	(.050)	(.135)	(.140)	-	-
Total distributions	(.393)	(.731)	(.762)	(.783)	(.698)	(.658)
Redemption fees added to paid in capital D	.001	.001	.010	.002	.001	-
Net asset value, end of period	$ 8.74	$ 9.14	$ 9.27	$ 9.16	$ 9.60	$ 9.34
Total Return B, C	.01%	6.65%	9.98%	3.68%	10.66%	27.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.90%	.91%	.91%	.90%	.96%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income	7.53% A	7.29%	7.10%	6.73%	7.36%	8.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,951	$ 206,188	$ 208,205	$ 200,804	$ 171,625	$ 108,885
Portfolio turnover rate F	61% A	69%	72%	115%	126%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,189,432
Unrealized depreciation	(21,067,940)
Net unrealized appreciation (depreciation)	$ (13,878,508)
Cost for federal income tax purposes	$ 476,600,624

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,268,433 and $126,396,500, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 134,498	$ 6,693
Class T	-%	.25%	67,723	1,248
Class B	.65%	.25%	162,387	117,823
Class C	.75%	.25%	237,074	44,384
			$ 601,682	$ 170,148

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,477
Class T	1,563
Class B*	32,509
Class C*	4,947
$ 47,496

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 109,743.21
Class T	72,212.27
Class B	45,410.25
Class C	46,372.20
Institutional Class	255,489.25
	$ 529,226

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $444 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 13,694
Class T	1.10%	23,539
Class B	1.75%	13,489
Class C	1.85%	4,800
Institutional Class	.85%	72,166
		$ 127,688

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $6,506. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 263
Class C	378
$ 641

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other - continued

Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $3, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 3,983,814	$ 9,302,068
Class T	2,010,867	4,669,869
Class B	1,228,433	3,042,316
Class C	1,588,243	3,375,711
Institutional Class	7,789,426	15,563,438
Total	$ 16,600,783	$ 35,953,402
From net realized gain
Class A	$ 735,246	$ 717,818
Class T	375,276	372,057
Class B	262,402	273,621
Class C	323,637	287,733
Institutional Class	1,379,769	1,145,711
Total	$ 3,076,330	$ 2,796,940

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	2,055,323	4,823,567	$ 17,846,518	$ 44,899,363
Reinvestment of distributions	427,787	872,007	3,731,263	8,089,795
Shares redeemed	(1,894,974)	(7,670,370)	(16,441,153)	(70,188,611)
Net increase (decrease)	588,136	(1,974,796)	$ 5,136,628	$ (17,199,453)
Class T
Shares sold	1,435,833	1,319,743	$ 12,313,181	$ 12,314,694
Reinvestment of distributions	217,899	435,214	1,899,292	4,034,667
Shares redeemed	(973,610)	(2,817,309)	(8,461,531)	(25,961,241)
Net increase (decrease)	680,122	(1,062,352)	$ 5,750,942	$ (9,611,880)
Class B
Shares sold	237,192	603,470	$ 2,060,583	$ 5,609,729
Reinvestment of distributions	104,981	214,017	915,078	1,982,494
Shares redeemed	(1,021,078)	(1,865,682)	(8,860,362)	(17,283,240)
Net increase (decrease)	(678,905)	(1,048,195)	$ (5,884,701)	$ (9,691,017)
Class C
Shares sold	793,392	1,319,230	$ 6,925,497	$ 12,243,579
Reinvestment of distributions	144,991	252,132	1,262,848	2,334,124
Shares redeemed	(1,190,805)	(1,715,151)	(10,366,776)	(15,837,856)
Net increase (decrease)	(252,422)	(143,789)	$ (2,178,431)	$ (1,260,153)
Institutional Class
Shares sold	4,544,069	7,848,485	$ 39,375,346	$ 72,659,708
Reinvestment of distributions	951,445	1,665,509	8,303,909	15,453,928
Shares redeemed	(4,163,234)	(9,402,619)	(35,943,256)	(86,795,964)
Net increase (decrease)	1,332,280	111,375	$ 11,735,999	$ 1,317,672

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AHI-USAN-0608
1.784884.105

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 998.90	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.39	$ 5.52
Class T
Actual	$ 1,000.00	$ 998.90	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.39	$ 5.52
Class B
Actual	$ 1,000.00	$ 996.80	$ 8.69
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class C
Actual	$ 1,000.00	$ 996.30	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,015.66	$ 9.27
Institutional Class
Actual	$ 1,000.00	$ 1,000.10	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.64	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Institutional Class	.85%

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
MGM Mirage, Inc.	2.3	2.1
HCA, Inc.	2.1	1.4
Intelsat Ltd.	1.9	1.9
Energy Future Holdings	1.5	0.8
NRG Energy, Inc.	1.4	0.9
	9.2
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.3	11.0
Electric Utilities	9.7	5.6
Telecommunications	8.3	9.0
Gaming	8.0	7.3
Healthcare	7.7	5.9
Quality Diversification (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
AAA,AA,A 0.0%	AAA,AA,A 0.1%
BBB 1.7%	BBB 0.6%
BB 37.4%	BB 36.4%
B 44.6%	B 42.4%
CCC,CC,C 11.4%	CCC,CC,C 11.9%
Not Rated 1.2%	Not Rated 2.0%
Equities 0.9%	Equities 0.9%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 5.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Nonconvertible Bonds 87.7%		Nonconvertible Bonds 84.6%
	Convertible Bonds, Preferred Stocks 1.5%		Convertible Bonds, Preferred Stocks 1.6%
	Floating Rate Loans 8.0%		Floating Rate Loans 8.1%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 5.7%
* Foreign investments	16.2%	** Foreign investments	14.4%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.3%
	Principal Amount	Value
Convertible Bonds - 0.6%
Technology - 0.6%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 1,810,000	$ 1,142,563
Lucent Technologies, Inc. 2.875% 6/15/25	903,000	723,520
Nortel Networks Corp. 1.75% 4/15/12 (d)	1,265,000	923,450
		2,789,533
Nonconvertible Bonds - 87.7%
Aerospace - 1.3%
Alliant Techsystems, Inc. 6.75% 4/1/16	1,190,000	1,178,100
Bombardier, Inc.:
7.45% 5/1/34 (d)	1,789,000	1,771,110
8% 11/15/14 (d)	975,000	1,035,938
L-3 Communications Corp.:
6.125% 1/15/14	320,000	316,000
7.625% 6/15/12	1,770,000	1,818,675
		6,119,823
Air Transportation - 2.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	3,100,000	2,867,500
6.977% 11/23/22	262,794	218,119
7.324% 4/15/11	960,000	902,400
8.608% 10/1/12	200,000	189,000
AMR Corp. 9% 8/1/12	775,000	530,875
Continental Airlines, Inc.:
7.875% 7/2/18	181,449	146,974
9.558% 9/1/19	222,096	192,113
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 5/1/22	213,341	194,140
9.798% 4/1/21	3,315,367	3,116,445
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	620,437	552,189
8.954% 8/10/14 (d)	745,996	663,936
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	700,000	602,000
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	1,216,725	961,213
		11,136,904
Automotive - 2.8%
Ford Motor Co.:
6.5% 8/1/18	885,000	634,988
7.45% 7/16/31	905,000	676,488
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
7% 10/1/13	$ 430,000	$ 371,950
7.25% 10/25/11	670,000	603,380
7.375% 10/28/09	840,000	808,608
7.875% 6/15/10	420,000	399,771
8% 12/15/16	630,000	549,675
12% 5/15/15	375,000	384,375
General Motors Acceptance Corp.:
6.75% 12/1/14	1,260,000	963,900
6.875% 9/15/11	2,120,000	1,780,800
7% 2/1/12	1,685,000	1,368,205
8% 11/1/31	430,000	325,725
General Motors Corp.:
7.125% 7/15/13	1,450,000	1,181,750
7.2% 1/15/11	1,855,000	1,641,675
GMAC LLC:
6% 4/1/11	450,000	362,297
6% 12/15/11	680,000	540,600
6.625% 5/15/12	420,000	344,400
		12,938,587
Broadcasting - 0.4%
Nexstar Broadcasting, Inc. 7% 1/15/14	375,000	322,500
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (d)	2,355,000	1,701,488
		2,023,988
Cable TV - 3.7%
Cablevision Systems Corp.:
7.1325% 4/1/09 (e)	1,030,000	1,030,000
8% 4/15/12	1,295,000	1,282,050
Charter Communications Holdings I LLC:
9.92% 4/1/14	2,590,000	1,320,900
11.125% 1/15/14	1,005,000	517,575
12.125% 1/15/15 (c)	1,105,000	585,650
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	2,490,000	1,892,400
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,465,000	1,399,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (d)	$ 1,005,000	$ 964,800
10.875% 9/15/14 (d)	935,000	984,088
CSC Holdings, Inc.:
6.75% 4/15/12	635,000	622,300
7.625% 4/1/11	270,000	272,025
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	1,800,000	1,728,000
EchoStar Communications Corp.:
6.375% 10/1/11	1,175,000	1,160,313
6.625% 10/1/14	805,000	786,888
7% 10/1/13	550,000	551,375
Kabel Deutschland GmbH 10.625% 7/1/14	1,265,000	1,315,600
Videotron Ltd. 9.125% 4/15/18 (d)	705,000	745,538
		17,158,577
Capital Goods - 2.0%
Leucadia National Corp.:
7% 8/15/13	380,000	374,300
7.125% 3/15/17	3,080,000	2,926,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,180,000	1,156,400
SPX Corp. 7.625% 12/15/14 (d)	825,000	864,188
Terex Corp. 8% 11/15/17	3,625,000	3,706,563
		9,027,451
Chemicals - 2.0%
Chemtura Corp. 6.875% 6/1/16	1,385,000	1,232,650
Equistar Chemicals LP 7.55% 2/15/26	540,000	357,750
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,750,000	3,646,875
Nalco Co.:
7.75% 11/15/11	1,155,000	1,186,763
8.875% 11/15/13	110,000	115,775
Nell AF Sarl 8.375% 8/15/15 (d)	800,000	576,000
NOVA Chemicals Corp.:
6.5% 1/15/12	1,600,000	1,504,000
7.8625% 11/15/13 (e)	865,000	750,388
		9,370,201
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	$ 385,000	$ 363,825
Jostens Holding Corp. 0% 12/1/13 (b)	680,000	649,400
		1,013,225
Containers - 0.8%
BWAY Corp. 10% 10/15/10	1,580,000	1,540,500
Greif, Inc. 6.75% 2/1/17	2,035,000	2,024,825
		3,565,325
Diversified Financial Services - 0.7%
FireKeepers Development Authority 13.875% 5/1/15 (d)	365,000	369,563
Residential Capital Corp.:
5.8159% 4/17/09 (e)	145,000	96,425
8.125% 11/21/08	440,000	365,200
8.375% 6/30/10	1,835,000	995,488
Residential Capital LLC:
3.49% 6/9/08 (e)	705,000	656,531
6.1925% 5/22/09 (e)	1,300,000	854,750
		3,337,957
Diversified Media - 1.0%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,020,000	826,200
Liberty Media Corp. 8.25% 2/1/30	105,000	93,162
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	660,000	478,500
10% 8/1/14	565,000	587,600
10% 8/1/14 (d)	700,000	728,000
Quebecor Media, Inc. 7.75% 3/15/16	2,040,000	1,938,000
		4,651,462
Electric Utilities - 9.1%
AES Corp.:
7.75% 3/1/14	1,505,000	1,550,150
7.75% 10/15/15	970,000	1,000,313
8% 10/15/17	970,000	1,010,013
8.875% 2/15/11	305,000	320,250
9.375% 9/15/10	730,000	770,150
Aquila, Inc. 14.875% 7/1/12	1,000,000	1,220,000
Dynegy Holdings, Inc. 8.375% 5/1/16	1,155,000	1,204,088
Edison Mission Energy 7.2% 5/15/19	1,655,000	1,671,550
Energy Future Holdings:
10.875% 11/1/17 (d)	3,790,000	4,055,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Holdings: - continued
11.25% 11/1/17 pay-in-kind (d)	$ 2,635,000	$ 2,766,750
Intergen NV 9% 6/30/17 (d)	1,905,000	1,990,725
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	835,000	864,225
Mirant Americas Generation LLC:
8.3% 5/1/11	190,000	196,650
8.5% 10/1/21	1,155,000	1,103,025
9.125% 5/1/31	490,000	441,000
NRG Energy, Inc.:
7.25% 2/1/14	2,440,000	2,507,100
7.375% 2/1/16	1,850,000	1,900,875
7.375% 1/15/17	2,240,000	2,284,800
NSG Holdings II, LLC 7.75% 12/15/25 (d)	3,200,000	3,104,000
Reliant Energy, Inc.:
7.625% 6/15/14	2,105,000	2,178,675
7.875% 6/15/17	1,485,000	1,544,400
Tenaska Alabama Partners LP 7% 6/30/21 (d)	1,194,424	1,122,758
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (d)	2,465,000	2,569,763
Series B, 10.25% 11/1/15 (d)	1,550,000	1,619,750
10.5% 11/1/16 pay-in-kind (d)	950,000	973,750
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,550,000	1,658,500
Utilicorp United, Inc. 9.95% 2/1/11 (e)	64,000	68,160
		41,696,720
Energy - 9.7%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,440,000	1,486,800
Chaparral Energy, Inc.:
8.5% 12/1/15	1,010,000	919,100
8.875% 2/1/17	660,000	602,250
Chesapeake Energy Corp.:
6.5% 8/15/17	1,035,000	1,016,888
6.875% 1/15/16	1,275,000	1,292,531
7.5% 6/15/14	490,000	508,375
7.625% 7/15/13	1,850,000	1,930,938
7.75% 1/15/15	1,225,000	1,264,813
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	420,000	432,600
7.75% 5/15/17	850,000	877,625
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (d)	875,000	924,263
Dynegy Holdings, Inc. 8.75% 2/15/12	905,000	959,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	$ 455,000	$ 473,200
Energy Partners Ltd.:
7.8381% 4/15/13 (e)	1,090,000	959,200
9.75% 4/15/14	990,000	913,275
Forest Oil Corp.:
7.25% 6/15/19	1,405,000	1,440,125
7.75% 5/1/14	540,000	553,500
8% 12/15/11	540,000	571,050
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	2,120,000	2,077,600
9% 6/1/16 (d)	1,630,000	1,687,050
Markwest Energy Partners LP/Markwest Energy Finance Corp. 8.75% 4/15/18 (d)	865,000	893,113
OPTI Canada, Inc.:
7.875% 12/15/14	1,875,000	1,912,500
8.25% 12/15/14	2,115,000	2,157,300
Pan American Energy LLC 7.75% 2/9/12 (d)	2,095,000	2,123,806
Parker Drilling Co. 9.625% 10/1/13	880,000	924,000
Petrohawk Energy Corp. 9.125% 7/15/13	2,405,000	2,531,263
Petroleum Development Corp. 12% 2/15/18 (d)	1,140,000	1,208,400
Pioneer Natural Resources Co. 6.65% 3/15/17	860,000	838,500
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,495,575
7.75% 6/15/15	320,000	325,600
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,405,000	2,350,888
7.375% 7/15/13	2,515,000	2,540,150
Seitel, Inc. 9.75% 2/15/14	1,620,000	1,449,900
Southern Star Central Corp. 6.75% 3/1/16 (d)	995,000	960,175
Tesoro Corp. 6.5% 6/1/17	675,000	617,625
W&T Offshore, Inc. 8.25% 6/15/14 (d)	1,730,000	1,695,400
		44,914,678
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	905,000	796,400
Environmental - 0.4%
Allied Waste North America, Inc.:
6.875% 6/1/17	855,000	855,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Allied Waste North America, Inc.: - continued
7.125% 5/15/16	$ 775,000	$ 778,875
Browning-Ferris Industries, Inc. 7.4% 9/15/35	220,000	202,400
		1,836,275
Food and Drug Retail - 0.3%
Rite Aid Corp.:
6.875% 8/15/13	455,000	316,225
7.5% 3/1/17	390,000	359,775
9.375% 12/15/15	450,000	365,625
SUPERVALU, Inc. 7.5% 11/15/14	370,000	379,250
		1,420,875
Food/Beverage/Tobacco - 1.9%
Constellation Brands, Inc.:
7.25% 9/1/16	869,000	875,518
7.25% 5/15/17	430,000	433,225
8.375% 12/15/14	775,000	819,563
Dean Foods Co.:
6.9% 10/15/17	1,205,000	1,102,575
7% 6/1/16	1,235,000	1,154,725
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,110,000	1,048,950
Pierre Foods, Inc. 9.875% 7/15/12	1,235,000	568,100
Pilgrims Pride Corp. 7.625% 5/1/15	620,000	590,550
Smithfield Foods, Inc. 7.75% 7/1/17	1,980,000	1,975,050
		8,568,256
Gaming - 7.8%
Chukchansi Economic Development Authority:
8% 11/15/13 (d)	795,000	715,500
8.2375% 11/15/12 (d)(e)	360,000	311,400
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (d)	920,000	662,400
Harrah's Operating Co., Inc.:
5.375% 12/15/13	365,000	222,650
10.75% 2/1/16 (d)	690,000	594,263
10.75% 2/1/18 pay-in-kind (d)	270,000	214,650
Mandalay Resort Group 9.375% 2/15/10	2,365,000	2,424,125
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (d)	2,190,000	1,992,900
MGM Mirage, Inc.:
6.625% 7/15/15	2,555,000	2,222,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
6.75% 9/1/12	$ 3,465,000	$ 3,213,788
6.75% 4/1/13	415,000	380,763
6.875% 4/1/16	1,460,000	1,277,500
7.625% 1/15/17	3,585,000	3,244,425
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,215,000	1,114,763
6.375% 7/15/09	580,000	577,100
7.125% 8/15/14	1,180,000	1,008,900
Park Place Entertainment Corp. 8.125% 5/15/11	895,000	751,800
Scientific Games Corp. 6.25% 12/15/12	1,555,000	1,450,038
Seminole Hard Rock Entertainment, Inc. 5.3% 3/15/14 (d)(e)	1,445,000	1,170,450
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,660,000	1,606,050
7.25% 5/1/12	2,450,000	2,370,375
Snoqualmie Entertainment Authority:
6.9363% 2/1/14 (d)(e)	1,280,000	1,004,800
9.125% 2/1/15 (d)	1,350,000	1,093,500
Station Casinos, Inc. 6.875% 3/1/16	1,095,000	695,325
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	590,000	312,700
9% 1/15/12	1,380,000	1,021,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,315,000	2,251,338
6.625% 12/1/14	2,035,000	1,979,038
		35,884,591
Healthcare - 6.6%
Bausch & Lomb, Inc. 9.875% 11/1/15 (d)	1,005,000	1,067,813
Community Health Systems, Inc. 8.875% 7/15/15	1,945,000	2,020,466
FMC Finance III SA 6.875% 7/15/17	885,000	896,063
HCA, Inc.:
6.5% 2/15/16	1,000,000	890,000
9.125% 11/15/14	2,725,000	2,868,063
9.25% 11/15/16	2,320,000	2,488,200
9.625% 11/15/16 pay-in-kind	1,845,000	1,969,538
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,385,000	1,412,700
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (d)	1,505,000	1,614,113
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
LVB Acquisition Merger Sub, Inc.: - continued
10.375% 10/15/17 pay-in-kind (d)	$ 600,000	$ 637,500
11.625% 10/15/17 (d)	955,000	1,013,494
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,840,000	2,772,550
7% 1/15/16	1,635,000	1,579,819
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (d)	1,660,000	1,668,300
Rural/Metro Corp. 9.875% 3/15/15	185,000	159,100
Service Corp. International:
6.75% 4/1/15	1,375,000	1,378,438
7.5% 4/1/27	1,720,000	1,539,400
United Surgical Partners International, Inc.:
8.875% 5/1/17	590,000	585,575
9.25% 5/1/17 pay-in-kind	760,000	727,700
Ventas Realty LP:
6.5% 6/1/16	665,000	640,894
6.625% 10/15/14	650,000	641,063
Viant Holdings, Inc. 10.125% 7/15/17 (d)	928,000	779,520
VWR Funding, Inc. 10.25% 7/15/15	1,220,000	1,177,300
		30,527,609
Homebuilding/Real Estate - 1.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	3,225,000	3,007,313
8.125% 6/1/12	3,075,000	3,005,813
KB Home:
6.25% 6/15/15	420,000	378,000
6.375% 8/15/11	420,000	399,000
7.75% 2/1/10	420,000	413,700
Realogy Corp. 10.5% 4/15/14	880,000	642,400
		7,846,226
Hotels - 0.5%
Host Marriott LP 7.125% 11/1/13	2,415,000	2,405,944
Insurance - 0.4%
USI Holdings Corp.:
6.94% 11/15/14 (d)(e)	1,660,000	1,294,800
9.75% 5/15/15 (d)	505,000	388,850
		1,683,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 2.0%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	$ 1,740,000	$ 1,648,650
7.25% 6/15/16	590,000	536,900
7.5% 10/15/27	1,680,000	1,428,000
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	708,000	644,280
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,749,908
Universal City Florida Holding Co. I/II:
7.9894% 5/1/10 (e)	2,180,000	2,120,050
8.375% 5/1/10	225,000	223,313
		9,351,101
Metals/Mining - 4.6%
Arch Western Finance LLC 6.75% 7/1/13	1,740,000	1,757,400
Compass Minerals International, Inc. 0% 6/1/13 (b)	1,620,000	1,668,600
Drummond Co., Inc. 7.375% 2/15/16 (d)	3,090,000	2,842,800
FMG Finance Property Ltd.:
7.0756% 9/1/11 (d)(e)	1,560,000	1,528,800
10% 9/1/13 (d)	945,000	1,027,688
10.625% 9/1/16 (d)	935,000	1,068,238
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (e)	310,000	313,100
8.25% 4/1/15	2,355,000	2,549,288
8.375% 4/1/17	920,000	1,015,450
Massey Energy Co.:
6.625% 11/15/10	145,000	145,725
6.875% 12/15/13	3,380,000	3,367,325
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (d)(e)	1,355,000	1,144,975
Peabody Energy Corp.:
7.375% 11/1/16	370,000	388,500
7.875% 11/1/26	205,000	211,150
Vedanta Resources PLC 6.625% 2/22/10 (d)	2,055,000	2,039,588
		21,068,627
Paper - 1.5%
Georgia-Pacific Corp.:
7% 1/15/15 (d)	3,520,000	3,537,600
8.875% 5/15/31	1,255,000	1,192,250
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	870,000	750,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Stone Container Corp. 8.375% 7/1/12	$ 225,000	$ 204,750
Stone Container Finance Co. 7.375% 7/15/14	1,480,000	1,243,200
		6,928,175
Publishing/Printing - 0.8%
Scholastic Corp. 5% 4/15/13	1,035,000	874,575
The Reader's Digest Association, Inc. 9% 2/15/17 (d)	1,245,000	877,725
TL Acquisitions, Inc.:
0% 7/15/15 (b)(d)	645,000	495,038
10.5% 1/15/15 (d)	1,700,000	1,538,500
		3,785,838
Restaurants - 0.7%
Carrols Corp. 9% 1/15/13	1,630,000	1,497,563
Landry's Restaurants, Inc. 9.5% 12/15/14	1,775,000	1,730,625
		3,228,188
Services - 3.4%
ARAMARK Corp.:
6.7394% 2/1/15 (e)	2,235,000	2,151,188
8.5% 2/1/15	1,150,000	1,196,000
Ashtead Capital, Inc. 9% 8/15/16 (d)	1,200,000	1,032,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.565% 5/15/14 (e)	120,000	103,200
7.625% 5/15/14	835,000	750,540
7.75% 5/15/16	1,295,000	1,128,204
FTI Consulting, Inc.:
7.625% 6/15/13	2,425,000	2,497,750
7.75% 10/1/16	595,000	618,800
Hertz Corp.:
8.875% 1/1/14	545,000	549,088
10.5% 1/1/16	790,000	795,925
Iron Mountain, Inc.:
6.625% 1/1/16	600,000	579,750
7.75% 1/15/15	1,030,000	1,050,600
8.25% 7/1/11	735,000	734,081
8.625% 4/1/13	1,110,000	1,129,425
Penhall International Corp. 12% 8/1/14 (d)	240,000	196,800
Rural/Metro Corp. 0% 3/15/16 (b)	1,305,000	939,600
		15,452,951
Shipping - 2.0%
Britannia Bulk PLC 11% 12/1/11	1,410,000	1,459,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Holdings, Inc. 9.5% 12/15/14	$ 1,825,000	$ 1,875,188
Overseas Shipholding Group, Inc. 8.25% 3/15/13	140,000	145,600
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	4,084,853
Teekay Corp. 8.875% 7/15/11	1,460,000	1,543,950
		9,108,941
Steels - 1.7%
Evraz Group SA:
8.875% 4/24/13 (d)	785,000	794,813
9.5% 4/24/18 (d)	440,000	446,072
PNA Group, Inc. 10.75% 9/1/16	710,000	656,750
RathGibson, Inc. 11.25% 2/15/14	1,710,000	1,662,975
Steel Dynamics, Inc.:
6.75% 4/1/15	3,060,000	3,029,400
7.375% 11/1/12 (d)	1,125,000	1,147,500
		7,737,510
Super Retail - 1.0%
NBC Acquisition Corp. 11% 3/15/13	1,980,000	1,782,000
Nebraska Book Co., Inc. 8.625% 3/15/12	1,055,000	960,050
Toys 'R' US, Inc. 7.625% 8/1/11	2,270,000	1,986,250
		4,728,300
Technology - 6.2%
Amkor Technology, Inc.:
7.75% 5/15/13	250,000	239,375
9.25% 6/1/16	420,000	417,900
Avago Technologies Finance Ltd. 10.125% 12/1/13	960,000	1,022,400
Celestica, Inc. 7.875% 7/1/11	1,435,000	1,435,000
First Data Corp. 9.875% 9/24/15 (d)	1,180,000	1,076,750
Flextronics International Ltd.:
6.25% 11/15/14	1,105,000	1,055,275
6.5% 5/15/13	125,000	122,813
Freescale Semiconductor, Inc.:
6.675% 12/15/14 (e)	1,325,000	1,086,500
8.875% 12/15/14	1,840,000	1,633,000
9.125% 12/15/14 pay-in-kind	600,000	493,500
10.125% 12/15/16	1,305,000	1,034,213
IKON Office Solutions, Inc. 7.6975% 1/1/12 (d)(e)	975,000	975,000
Jabil Circuit, Inc. 8.25% 3/15/18 (d)	1,760,000	1,742,400
Lucent Technologies, Inc.:
6.45% 3/15/29	2,625,000	1,942,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28	$ 1,065,000	$ 777,450
Nortel Networks Corp.:
6.9631% 7/15/11 (e)	1,545,000	1,448,438
10.125% 7/15/13	1,855,000	1,803,988
NXP BV:
5.4631% 10/15/13 (e)	2,820,000	2,594,400
7.875% 10/15/14	125,000	123,750
Seagate Technology HDD Holdings 6.8% 10/1/16	1,400,000	1,337,000
Unisys Corp.:
6.875% 3/15/10	1,495,000	1,437,069
8% 10/15/12	855,000	778,050
Xerox Capital Trust I 8% 2/1/27	4,085,000	4,044,150
		28,620,921
Telecommunications - 7.3%
Cincinnati Bell, Inc. 8.375% 1/15/14	1,565,000	1,549,350
Digicel Group Ltd.:
8.875% 1/15/15 (d)	1,725,000	1,496,438
9.125% 1/15/15 pay-in-kind (d)	1,055,000	904,663
9.25% 9/1/12 (d)	2,360,000	2,398,350
Intelsat Ltd.:
6.5% 11/1/13	2,940,000	2,138,850
7.625% 4/15/12	2,090,000	1,713,800
9.25% 6/15/16	2,360,000	2,383,600
11.25% 6/15/16	2,080,000	2,113,800
Level 3 Financing, Inc.:
6.7044% 2/15/15 (e)	1,610,000	1,296,050
8.75% 2/15/17	145,000	123,975
9.25% 11/1/14	895,000	814,450
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,301,000	1,325,459
Nextel Communications, Inc.:
6.875% 10/31/13	1,530,000	1,262,250
7.375% 8/1/15	880,000	704,000
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	2,385,000	2,277,675
PanAmSat Corp. 9% 8/15/14	919,000	926,168
Qwest Corp.:
6.05% 6/15/13 (e)	3,080,000	2,910,600
6.5% 6/1/17	855,000	793,466
7.625% 6/15/15	795,000	791,025
Rural Cellular Corp. 6.0756% 6/1/13 (e)	1,150,000	1,161,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp. 6.875% 11/15/28	$ 405,000	$ 314,888
Sprint Nextel Corp. 6% 12/1/16	415,000	338,225
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	885,000	907,125
U.S. West Communications:
6.875% 9/15/33	495,000	420,750
7.5% 6/15/23	1,110,000	1,015,650
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)	845,000	847,113
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)	685,000	686,713
		33,615,933
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 8.2038% 12/15/14 (d)(e)	1,225,000	1,151,500
Levi Strauss & Co.:
8.875% 4/1/16	1,220,000	1,241,350
9.75% 1/15/15	320,000	334,400
		2,727,250
TOTAL NONCONVERTIBLE BONDS		404,278,459
TOTAL CORPORATE BONDS (Cost $420,252,259)		407,067,992
Preferred Stocks - 0.9%
	Shares
Convertible Preferred Stocks - 0.5%
Electric Utilities - 0.1%
AES Trust III 6.75%	12,900	613,524
Energy - 0.4%
El Paso Corp. 4.99%	1,160	1,625,356
TOTAL CONVERTIBLE PREFERRED STOCKS		2,238,880
Nonconvertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	1,426	1,811,020
TOTAL PREFERRED STOCKS (Cost $3,852,372)		4,049,900
Floating Rate Loans (f) - 8.0%
	Principal Amount	Value
Air Transportation - 0.1%
United Air Lines, Inc. Tranche B, term loan 4.8378% 2/1/14 (e)	$ 565,000	$ 488,725
Automotive - 0.6%
Chrysler LLC Tranche 1LN, term loan 0% 8/3/13 (e)	1,845,000	1,236,150
General Motors Corp. term loan 5.0588% 11/29/13 (e)	1,445,000	1,351,075
		2,587,225
Broadcasting - 0.1%
Univision Communications, Inc. Tranche 1LN, term loan 5.1472% 9/29/14 (e)	670,000	562,800
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.9% 3/6/14 (e)	1,112,213	978,747
CSC Holdings, Inc. Tranche B, term loan 4.4769% 3/31/13 (e)	2,518,600	2,424,153
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (e)	1,550,000	1,464,750
		4,867,650
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 8.82% 5/4/15 pay-in-kind (e)	1,240,000	1,156,300
Tranche B 1LN, term loan 5.5544% 5/4/14 (e)	166,960	160,699
		1,316,999
Electric Utilities - 0.5%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.6963% 3/30/12 (e)	250,608	215,523
term loan 5.6963% 3/30/14 (e)	1,848,101	1,589,367
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.5827% 10/10/14 (e)	758,095	724,929
		2,529,819
Energy - 1.2%
SandRidge Energy, Inc. term loan:
6.3225% 4/1/14 (e)	2,100,000	2,005,500
8.625% 4/1/15 (e)	3,425,000	3,527,750
		5,533,250
Entertainment/Film - 0.3%
Zuffa LLC term loan 4.875% 6/19/15 (e)	1,866,149	1,268,981
Floating Rate Loans (f) - continued
	Principal Amount	Value
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (e)	$ 1,200,000	$ 1,056,000
Healthcare - 1.1%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (e)	2,753,885	2,629,960
Tranche DD, term loan 7/25/14 (g)	140,890	134,550
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (e)	1,576,010	1,497,210
PTS Acquisition Corp. term loan 4.9463% 4/10/14 (e)	1,038,028	918,654
		5,180,374
Homebuilding/Real Estate - 0.2%
Realogy Corp.:
Credit-Linked Deposit 7.9663% 10/10/13 (e)	199,394	170,482
Tranche B, term loan 5.7216% 10/10/13 (e)	740,606	633,218
		803,700
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 4.7518% 12/23/12 (e)	1,996,946	1,919,564
Restaurants - 0.1%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (e)	49,152	42,393
term loan 5% 6/14/14 (e)	617,703	532,769
		575,162
Services - 0.1%
Penhall International Corp. term loan 10.1325% 4/1/12 pay-in-kind (e)	906,294	706,909
Super Retail - 0.2%
Dollar General Corp. Tranche B2, term loan 5.5847% 7/6/14 (e)	920,000	811,900
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (e)	1,280,964	1,165,678
Tranche 2LN, term loan 8.4463% 6/11/15 (e)	1,250,000	1,000,000
		2,165,678
Telecommunications - 0.6%
Digicel International Finance Ltd. term loan 5.25% 3/30/12 (e)	820,000	729,800
Intelsat Bermuda Ltd. term loan:
9.5% 6/15/16	1,660,000	1,509,770
Floating Rate Loans (f) - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Bermuda Ltd. term loan: - continued
11.5% 6/15/16	$ 720,000	$ 662,400
		2,901,970
Textiles & Apparel - 0.4%
Hanesbrands, Inc.:
term loan 6.6569% 3/5/14 (e)	120,000	118,800
Tranche B 1LN, term loan 4.6148% 9/5/13 (e)	435,000	425,756
Levi Strauss & Co. term loan 4.9913% 4/4/14 (e)	1,375,000	1,182,500
		1,727,056
TOTAL FLOATING RATE LOANS (Cost $38,795,809)		37,003,762
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 2.51% (a) (Cost $14,600,462)	14,600,462	14,600,462
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $477,500,902)		462,722,116
NET OTHER ASSETS - (0.4)%		(1,806,791)
NET ASSETS - 100%		$ 460,915,325
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,262,578 or 20.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $140,890 and $134,550, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 515,710
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.8%
Canada	4.7%
Bermuda	4.2%
Luxembourg	1.7%
Netherlands	1.0%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $462,900,440)	$ 448,121,654
Fidelity Central Funds (cost $14,600,462)	14,600,462
Total Investments (cost $477,500,902)		$ 462,722,116
Cash		1,871,089
Receivable for investments sold		2,301,516
Receivable for fund shares sold		955,420
Interest receivable		9,704,537
Distributions receivable from Fidelity Central Funds		36,121
Prepaid expenses		938
Receivable from investment adviser for expense reductions		18,141
Total assets		477,609,878

Liabilities
Payable for investments purchased	$ 14,187,348
Payable for fund shares redeemed	1,615,506
Distributions payable	436,238
Accrued management fee	212,286
Distribution fees payable	98,136
Other affiliated payables	100,812
Other payables and accrued expenses	44,227
Total liabilities		16,694,553

Net Assets		$ 460,915,325
Net Assets consist of:
Paid in capital		$ 480,703,878
Undistributed net investment income		1,159,509
Accumulated undistributed net realized gain (loss) on investments		(6,169,276)
Net unrealized appreciation (depreciation) on investments		(14,778,786)
Net Assets		$ 460,915,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,063,015 ÷ 12,718,108 shares)	$ 8.73

Maximum offering price per share (100/96.00 of $8.73)	$ 9.09
Class T: Net Asset Value and redemption price per share ($61,234,243 ÷ 7,020,227 shares)	$ 8.72

Maximum offering price per share (100/96.00 of $8.72)	$ 9.08
Class B: Net Asset Value and offering price per share ($33,356,857 ÷ 3,826,978 shares)A	$ 8.72

Class C: Net Asset Value and offering price per share ($46,309,728 ÷ 5,312,424 shares)A	$ 8.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($208,951,482 ÷ 23,900,101 shares)	$ 8.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 53,675
Interest		18,147,550
Income from Fidelity Central Funds		515,710
Total income		18,716,935

Expenses
Management fee	$ 1,268,798
Transfer agent fees	529,226
Distribution fees	601,682
Accounting fees and expenses	93,187
Custodian fees and expenses	7,462
Independent trustees' compensation	941
Registration fees	33,751
Audit	30,545
Legal	2,522
Miscellaneous	57,798
Total expenses before reductions	2,625,912
Expense reductions	(134,835)	2,491,077
Net investment income		16,225,858
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(5,986,711)
Change in net unrealized appreciation (depreciation) on investment securities		(10,680,527)
Net gain (loss)		(16,667,238)
Net increase (decrease) in net assets resulting from operations		$ (441,380)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,225,858	$ 35,725,986
Net realized gain (loss)	(5,986,711)	3,994,754
Change in net unrealized appreciation (depreciation)	(10,680,527)	(9,671,363)
Net increase (decrease) in net assets resulting from operations	(441,380)	30,049,377
Distributions to shareholders from net investment income	(16,600,783)	(35,953,402)
Distributions to shareholders from net realized gain	(3,076,330)	(2,796,940)
Total distributions	(19,677,113)	(38,750,342)
Share transactions - net increase (decrease)	14,560,437	(36,444,831)
Redemption fees	34,798	67,957
Total increase (decrease) in net assets	(5,523,258)	(45,077,839)

Net Assets
Beginning of period	466,438,583	511,516,422
End of period (including undistributed net investment income of $1,159,509 and undistributed net investment income of $1,534,434, respectively)	$ 460,915,325	$ 466,438,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.26	$ 9.15	$ 9.59	$ 9.33	$ 7.89
Income from Investment Operations
Net investment income E	.315	.661	.634	.615	.675	.725
Net realized and unrealized gain (loss)	(.334)	(.078)	.214	(.288)	.267	1.360
Total from investment operations	(.019)	.583	.848	.327	.942	2.085
Distributions from net investment income	(.322)	(.664)	(.613)	(.629)	(.683)	(.645)
Distributions from net realized gain	(.060)	(.050)	(.135)	(.140)	-	-
Total distributions	(.382)	(.714)	(.748)	(.769)	(.683)	(.645)
Redemption fees added to paid in capital E	.001	.001	.010	.002	.001	-
Net asset value, end of period	$ 8.73	$ 9.13	$ 9.26	$ 9.15	$ 9.59	$ 9.33
Total Return B, C, D	(.11)%	6.46%	9.82%	3.53%	10.50%	27.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.04%	1.01%	1.02%	1.01%	1.00%
Expenses net of fee waivers, if any	1.10% A	1.04%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.10% A	1.03%	1.00%	1.00%	1.00%	1.00%
Net investment income	7.28% A	7.11%	6.95%	6.58%	7.21%	8.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,063	$ 110,703	$ 130,666	$ 115,345	$ 94,349	$ 61,084
Portfolio turnover rate G	61% A	69%	72%	115%	126%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.25	$ 9.14	$ 9.58	$ 9.33	$ 7.89
Income from Investment Operations
Net investment income E	.314	.654	.624	.607	.668	.717
Net realized and unrealized gain (loss)	(.333)	(.077)	.215	(.289)	.255	1.359
Total from investment operations	(.019)	.577	.839	.318	.923	2.076
Distributions from net investment income	(.322)	(.658)	(.604)	(.620)	(.674)	(.636)
Distributions from net realized gain	(.060)	(.050)	(.135)	(.140)	-	-
Total distributions	(.382)	(.708)	(.739)	(.760)	(.674)	(.636)
Redemption fees added to paid in capital E	.001	.001	.010	.002	.001	-
Net asset value, end of period	$ 8.72	$ 9.12	$ 9.25	$ 9.14	$ 9.58	$ 9.33
Total Return B, C, D	(.11)%	6.40%	9.73%	3.43%	10.29%	27.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19% A	1.15%	1.18%	1.19%	1.19%	1.19%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	7.28% A	7.04%	6.85%	6.49%	7.11%	8.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,234	$ 57,798	$ 68,487	$ 69,091	$ 91,707	$ 81,735
Portfolio turnover rate G	61% A	69%	72%	115%	126%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88
Income from Investment Operations
Net investment income E	.287	.593	.565	.546	.606	.658
Net realized and unrealized gain (loss)	(.324)	(.086)	.215	(.279)	.256	1.361
Total from investment operations	(.037)	.507	.780	.267	.862	2.019
Distributions from net investment income	(.294)	(.598)	(.545)	(.559)	(.613)	(.579)
Distributions from net realized gain	(.060)	(.050)	(.135)	(.140)	-	-
Total distributions	(.354)	(.648)	(.680)	(.699)	(.613)	(.579)
Redemption fees added to paid in capital E	.001	.001	.010	.002	.001	-
Net asset value, end of period	$ 8.72	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32
Total Return B, C, D	(.32)%	5.61%	9.03%	2.87%	9.58%	26.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.79%	1.81%	1.81%	1.80%	1.80%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	6.63% A	6.39%	6.20%	5.84%	6.46%	7.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,357	$ 41,049	$ 51,362	$ 64,804	$ 79,997	$ 70,661
Portfolio turnover rate G	61% A	69%	72%	115%	126%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88
Income from Investment Operations
Net investment income E	.282	.584	.556	.536	.597	.651
Net realized and unrealized gain (loss)	(.323)	(.085)	.215	(.278)	.256	1.359
Total from investment operations	(.041)	.499	.771	.258	.853	2.010
Distributions from net investment income	(.290)	(.590)	(.536)	(.550)	(.604)	(.570)
Distributions from net realized gain	(.060)	(.050)	(.135)	(.140)	-	-
Total distributions	(.350)	(.640)	(.671)	(.690)	(.604)	(.570)
Redemption fees added to paid in capital E	.001	.001	.010	.002	.001	-
Net asset value, end of period	$ 8.72	$ 9.11	$ 9.25	$ 9.14	$ 9.57	$ 9.32
Total Return B, C, D	(.37)%	5.51%	8.92%	2.77%	9.47%	26.19%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.84%	1.86%	1.87%	1.87%	1.88%
Expenses net of fee waivers, if any	1.85% A	1.84%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85% A	1.84%	1.85%	1.85%	1.85%	1.85%
Net investment income	6.53% A	6.30%	6.10%	5.74%	6.36%	7.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,310	$ 50,700	$ 52,796	$ 56,036	$ 64,187	$ 59,655
Portfolio turnover rate G	61% A	69%	72%	115%	126%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 9.27	$ 9.16	$ 9.60	$ 9.34	$ 7.90
Income from Investment Operations
Net investment income D	.326	.678	.648	.630	.690	.739
Net realized and unrealized gain (loss)	(.334)	(.078)	.214	(.289)	.267	1.359
Total from investment operations	(.008)	.600	.862	.341	.957	2.098
Distributions from net investment income	(.333)	(.681)	(.627)	(.643)	(.698)	(.658)
Distributions from net realized gain	(.060)	(.050)	(.135)	(.140)	-	-
Total distributions	(.393)	(.731)	(.762)	(.783)	(.698)	(.658)
Redemption fees added to paid in capital D	.001	.001	.010	.002	.001	-
Net asset value, end of period	$ 8.74	$ 9.14	$ 9.27	$ 9.16	$ 9.60	$ 9.34
Total Return B, C	.01%	6.65%	9.98%	3.68%	10.66%	27.38%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.90%	.91%	.91%	.90%	.96%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income	7.53% A	7.29%	7.10%	6.73%	7.36%	8.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,951	$ 206,188	$ 208,205	$ 200,804	$ 171,625	$ 108,885
Portfolio turnover rate F	61% A	69%	72%	115%	126%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,189,432
Unrealized depreciation	(21,067,940)
Net unrealized appreciation (depreciation)	$ (13,878,508)
Cost for federal income tax purposes	$ 476,600,624

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,268,433 and $126,396,500, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 134,498	$ 6,693
Class T	-%	.25%	67,723	1,248
Class B	.65%	.25%	162,387	117,823
Class C	.75%	.25%	237,074	44,384
			$ 601,682	$ 170,148

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,477
Class T	1,563
Class B*	32,509
Class C*	4,947
$ 47,496

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 109,743.21
Class T	72,212.27
Class B	45,410.25
Class C	46,372.20
Institutional Class	255,489.25
	$ 529,226

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $444 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 13,694
Class T	1.10%	23,539
Class B	1.75%	13,489
Class C	1.85%	4,800
Institutional Class	.85%	72,166
		$ 127,688

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $6,506. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 263
Class C	378
$ 641

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other - continued

Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $3, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 3,983,814	$ 9,302,068
Class T	2,010,867	4,669,869
Class B	1,228,433	3,042,316
Class C	1,588,243	3,375,711
Institutional Class	7,789,426	15,563,438
Total	$ 16,600,783	$ 35,953,402
From net realized gain
Class A	$ 735,246	$ 717,818
Class T	375,276	372,057
Class B	262,402	273,621
Class C	323,637	287,733
Institutional Class	1,379,769	1,145,711
Total	$ 3,076,330	$ 2,796,940

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	2,055,323	4,823,567	$ 17,846,518	$ 44,899,363
Reinvestment of distributions	427,787	872,007	3,731,263	8,089,795
Shares redeemed	(1,894,974)	(7,670,370)	(16,441,153)	(70,188,611)
Net increase (decrease)	588,136	(1,974,796)	$ 5,136,628	$ (17,199,453)
Class T
Shares sold	1,435,833	1,319,743	$ 12,313,181	$ 12,314,694
Reinvestment of distributions	217,899	435,214	1,899,292	4,034,667
Shares redeemed	(973,610)	(2,817,309)	(8,461,531)	(25,961,241)
Net increase (decrease)	680,122	(1,062,352)	$ 5,750,942	$ (9,611,880)
Class B
Shares sold	237,192	603,470	$ 2,060,583	$ 5,609,729
Reinvestment of distributions	104,981	214,017	915,078	1,982,494
Shares redeemed	(1,021,078)	(1,865,682)	(8,860,362)	(17,283,240)
Net increase (decrease)	(678,905)	(1,048,195)	$ (5,884,701)	$ (9,691,017)
Class C
Shares sold	793,392	1,319,230	$ 6,925,497	$ 12,243,579
Reinvestment of distributions	144,991	252,132	1,262,848	2,334,124
Shares redeemed	(1,190,805)	(1,715,151)	(10,366,776)	(15,837,856)
Net increase (decrease)	(252,422)	(143,789)	$ (2,178,431)	$ (1,260,153)
Institutional Class
Shares sold	4,544,069	7,848,485	$ 39,375,346	$ 72,659,708
Reinvestment of distributions	951,445	1,665,509	8,303,909	15,453,928
Shares redeemed	(4,163,234)	(9,402,619)	(35,943,256)	(86,795,964)
Net increase (decrease)	1,332,280	111,375	$ 11,735,999	$ 1,317,672

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AHII-USAN-0608
1.784885.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 880.60	$ 5.84
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.27
Class T
Actual	$ 1,000.00	$ 879.70	$ 7.01
Hypothetical A	$ 1,000.00	$ 1,017.40	$ 7.52
Class B
Actual	$ 1,000.00	$ 877.70	$ 9.34
Hypothetical A	$ 1,000.00	$ 1,014.92	$ 10.02
Class C
Actual	$ 1,000.00	$ 877.40	$ 9.34
Hypothetical A	$ 1,000.00	$ 1,014.92	$ 10.02
Institutional Class
Actual	$ 1,000.00	$ 882.00	$ 4.68
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Avon Products, Inc.	1.2	1.1
The Brink's Co.	1.2	1.0
Allied Waste Industries, Inc.	1.1	0.7
Xerox Corp.	1.1	1.1
Wachovia Corp.	0.9	0.4
National Semiconductor Corp.	0.9	0.9
Sysco Corp.	0.9	0.8
E.W. Scripps Co. Class A	0.9	0.7
Flextronics International Ltd.	0.9	0.9
Eastman Kodak Co.	0.9	1.0
	10.0
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.5	18.0
Financials	18.5	13.9
Information Technology	15.8	19.5
Energy	11.7	12.3
Industrials	10.9	9.0
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks and Investment Companies 98.6%		Stocks and Investment Companies 99.4%
	Convertible Securities 0.6%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	9.2%	** Foreign investments	10.6%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.7%
ArvinMeritor, Inc.	12,900	$ 192,726
Gentex Corp.	16,151	301,701
Johnson Controls, Inc.	4,700	165,722
The Goodyear Tire & Rubber Co. (a)	18,700	500,786
		1,160,935
Automobiles - 1.4%
Fiat SpA	9,100	204,524
Ford Motor Co. (a)(d)	105,000	867,300
Harley-Davidson, Inc.	1,100	42,075
Nissan Motor Co. Ltd.	22,702	202,416
Renault SA	6,455	665,579
Winnebago Industries, Inc.	19,102	307,351
		2,289,245
Diversified Consumer Services - 1.0%
H&R Block, Inc.	40,900	894,483
Hillenbrand, Inc. (a)	19,542	372,080
Regis Corp.	3,400	99,280
Service Corp. International	14,100	156,651
		1,522,494
Hotels, Restaurants & Leisure - 2.0%
Aristocrat Leisure Ltd.	3	21
Brinker International, Inc.	30,130	683,650
Carnival Corp. unit	24,400	980,148
IHOP Corp.	1,200	55,968
Pinnacle Entertainment, Inc. (a)	5,500	85,360
Royal Caribbean Cruises Ltd.	38,260	1,220,494
Starwood Hotels & Resorts Worldwide, Inc.	850	44,379
Vail Resorts, Inc. (a)(d)	1,600	78,128
		3,148,148
Household Durables - 4.1%
Black & Decker Corp. (d)	18,205	1,194,794
Centex Corp.	29,400	612,108
Ethan Allen Interiors, Inc. (d)	22,700	623,569
Jarden Corp. (a)	12,200	260,104
KB Home	6,600	148,500
La-Z-Boy, Inc. (d)	13,900	88,543
Leggett & Platt, Inc.	43,200	717,120
Newell Rubbermaid, Inc.	13,400	275,102
Pulte Homes, Inc.	11,000	143,440
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sealy Corp., Inc. (d)	30,700	$ 187,270
Tempur-Pedic International, Inc. (d)	10,100	112,211
The Stanley Works	26,760	1,290,902
Whirlpool Corp. (d)	12,700	924,306
		6,577,969
Leisure Equipment & Products - 2.0%
Brunswick Corp.	46,930	782,792
Eastman Kodak Co.	79,820	1,427,980
Mattel, Inc.	15,200	285,000
Polaris Industries, Inc. (d)	16,300	758,765
Pool Corp.	900	19,647
		3,274,184
Media - 2.9%
Cinemark Holdings, Inc. (d)	37,667	557,848
E.W. Scripps Co. Class A	32,258	1,448,707
Gannett Co., Inc. (d)	19,600	560,952
Grupo Televisa SA de CV (CPO) sponsored ADR	2,900	71,572
Informa PLC	15,400	105,789
Lamar Advertising Co. Class A (d)	4,200	166,068
Liberty Media Corp. - Entertainment Class A (a)	900	23,355
Live Nation, Inc. (a)	14,762	203,568
Omnicom Group, Inc.	12,700	606,298
R.H. Donnelley Corp. (a)(d)	22,900	109,691
Regal Entertainment Group Class A	33,362	632,544
Valassis Communications, Inc. (a)	7,582	107,664
		4,594,056
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	33,200	710,480
Sears Holdings Corp. (a)(d)	4,600	453,606
		1,164,086
Specialty Retail - 4.2%
Advance Auto Parts, Inc.	6,000	208,080
AnnTaylor Stores Corp. (a)(d)	22,183	561,230
Asbury Automotive Group, Inc.	17,553	292,257
AutoNation, Inc. (a)	2,800	44,828
AutoZone, Inc. (a)	6,300	760,725
Chico's FAS, Inc. (a)	15,800	111,706
Foot Locker, Inc.	14,687	185,791
Group 1 Automotive, Inc.	12,939	345,213
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	38,115	$ 696,361
PetSmart, Inc.	46,124	1,032,255
Pier 1 Imports, Inc. (a)	11,500	89,700
Select Comfort Corp. (a)	14,848	44,841
Sherwin-Williams Co.	5,100	282,132
Staples, Inc.	29,624	642,841
Talbots, Inc. (d)	2,100	16,863
The Children's Place Retail Stores, Inc. (a)	3,600	83,700
The Men's Wearhouse, Inc.	6,700	178,421
Williams-Sonoma, Inc. (d)	47,000	1,240,800
		6,817,744
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	48,704	861,574
TOTAL CONSUMER DISCRETIONARY		31,410,435
CONSUMER STAPLES - 4.5%
Beverages - 0.3%
Carlsberg AS Series A	600	79,710
Cott Corp. (a)	31,700	94,115
SABMiller PLC	15,600	362,275
		536,100
Food & Staples Retailing - 1.8%
Rite Aid Corp. (a)(d)	159,650	431,055
SUPERVALU, Inc.	21,700	718,270
Sysco Corp.	47,600	1,455,132
Winn-Dixie Stores, Inc. (a)	11,357	201,360
		2,805,817
Food Products - 0.9%
Cermaq ASA	11,200	129,273
Corn Products International, Inc.	1,562	72,446
Leroy Seafood Group ASA	9,900	210,059
Marine Harvest ASA (a)(d)	482,000	319,124
Tyson Foods, Inc. Class A	43,200	768,960
		1,499,862
Household Products - 0.3%
Energizer Holdings, Inc. (a)	6,400	505,984
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.2%
Avon Products, Inc.	50,200	$ 1,958,798
TOTAL CONSUMER STAPLES		7,306,561
ENERGY - 11.7%
Energy Equipment & Services - 4.3%
BJ Services Co.	16,413	463,996
Calfrac Well Services Ltd.	3,900	94,528
Cameron International Corp. (a)	11,800	580,914
Compagnie Generale de Geophysique SA (a)	600	151,589
FMC Technologies, Inc. (a)	9,748	655,066
Nabors Industries Ltd. (a)	9,360	351,374
National Oilwell Varco, Inc. (a)	17,732	1,213,755
Noble Corp.	7,380	415,346
Patterson-UTI Energy, Inc.	7,959	222,374
Smith International, Inc.	12,400	948,724
Transocean, Inc. (a)	5,126	755,880
Weatherford International Ltd. (a)	12,087	975,058
		6,828,604
Oil, Gas & Consumable Fuels - 7.4%
Arch Coal, Inc.	14,905	854,951
Boardwalk Pipeline Partners, LP	14,608	369,436
Cabot Oil & Gas Corp.	19,500	1,110,915
Canadian Natural Resources Ltd.	6,400	543,660
CONSOL Energy, Inc.	5,900	477,664
Copano Energy LLC	6,846	253,850
El Paso Pipeline Partners LP	10,796	251,547
Energy Transfer Equity LP	9,495	325,963
EOG Resources, Inc.	7,200	939,456
EXCO Resources, Inc. (a)	19,900	444,168
Foundation Coal Holdings, Inc.	22,100	1,325,558
Hess Corp.	8,950	950,490
NuStar Energy LP	4,100	219,145
Peabody Energy Corp.	6,194	378,639
Petrohawk Energy Corp. (a)	4,300	101,652
Plains Exploration & Production Co. (a)	3,300	205,524
Quicksilver Gas Services LP	600	14,988
Southwestern Energy Co. (a)	4,800	203,088
Suncor Energy, Inc.	7,500	846,366
Talisman Energy, Inc.	4,800	97,087
Ultra Petroleum Corp. (a)	10,400	863,928
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Uranium One, Inc. (a)	8,200	$ 37,861
Valero Energy Corp.	23,180	1,132,343
		11,948,279
TOTAL ENERGY		18,776,883
FINANCIALS - 17.7%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	5,447	237,108
Cohen & Steers, Inc. (d)	4,160	116,147
Fortress Investment Group LLC (d)	11,900	173,740
Greenhill & Co., Inc.	600	39,030
Janus Capital Group, Inc.	9,900	277,794
Legg Mason, Inc.	13,900	837,892
Lehman Brothers Holdings, Inc.	21,100	933,464
T. Rowe Price Group, Inc.	7,141	418,177
TD Ameritrade Holding Corp. (a)	17,852	323,121
		3,356,473
Commercial Banks - 2.9%
Associated Banc-Corp.	10,991	310,716
Boston Private Financial Holdings, Inc. (d)	11,505	106,997
Colonial Bancgroup, Inc. (d)	15,482	126,023
PNC Financial Services Group, Inc.	5,000	346,750
Sterling Financial Corp., Washington	4,200	51,282
Susquehanna Bancshares, Inc., Pennsylvania	8,775	174,535
U.S. Bancorp, Delaware	14,200	481,238
UCBH Holdings, Inc. (d)	29,989	218,320
UnionBanCal Corp.	12,346	648,288
Wachovia Corp.	51,050	1,488,108
Zions Bancorp (d)	16,700	774,045
		4,726,302
Consumer Finance - 1.0%
Capital One Financial Corp. (d)	21,400	1,134,200
Cash America International, Inc.	5,118	208,763
Discover Financial Services	16,714	304,362
		1,647,325
Diversified Financial Services - 1.7%
Bank of America Corp.	19,668	738,337
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bolsa de Mercadorias & Futuros - BM&F SA	3,700	$ 37,619
CIT Group, Inc.	7,200	78,408
Citigroup, Inc.	9,900	250,173
Deutsche Boerse AG	800	117,669
JPMorgan Chase & Co.	26,414	1,258,627
KKR Financial Holdings LLC	11,300	143,510
Maiden Holdings Ltd. (e)	6,800	54,400
		2,678,743
Insurance - 2.2%
AMBAC Financial Group, Inc.	20,360	94,267
American International Group, Inc.	17,200	794,640
LandAmerica Financial Group, Inc.	500	14,350
Marsh & McLennan Companies, Inc.	34,169	942,723
MBIA, Inc. (d)	17,390	180,856
National Financial Partners Corp.	9,600	258,432
Principal Financial Group, Inc.	14,271	765,782
Willis Group Holdings Ltd.	13,400	465,650
		3,516,700
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc.	4,200	441,126
Annaly Capital Management, Inc.	5,600	93,856
British Land Co. PLC	4,737	79,208
Chimera Investment Corp.	5,600	77,672
Developers Diversified Realty Corp.	12,200	523,990
Digital Realty Trust, Inc. (d)	12,300	476,625
General Growth Properties, Inc.	24,419	1,000,202
HCP, Inc.	20,400	728,280
Highwoods Properties, Inc. (SBI)	12,930	453,067
Kimco Realty Corp. (d)	12,700	506,857
Public Storage	10,300	934,210
Simon Property Group, Inc.	4,900	489,314
SL Green Realty Corp.	4,100	380,480
UDR, Inc.	22,300	563,744
Vornado Realty Trust (d)	8,720	811,745
		7,560,376
Real Estate Management & Development - 1.0%
Brookfield Properties Corp.	21,500	432,795
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CB Richard Ellis Group, Inc. Class A (a)(d)	45,389	$ 1,049,394
The St. Joe Co. (d)	2,100	85,407
		1,567,596
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	27,240	770,892
Freddie Mac	25,470	634,458
Hudson City Bancorp, Inc.	36,900	705,897
MGIC Investment Corp. (d)	5,100	66,453
New York Community Bancorp, Inc. (d)	39,400	735,598
People's United Financial, Inc.	5,800	98,426
Washington Federal, Inc.	15,435	367,507
		3,379,231
TOTAL FINANCIALS		28,432,746
HEALTH CARE - 5.0%
Biotechnology - 0.5%
Cephalon, Inc. (a)	8,700	542,967
Cubist Pharmaceuticals, Inc. (a)	7,946	153,835
Molecular Insight Pharmaceuticals, Inc. (a)	1,800	14,094
		710,896
Health Care Equipment & Supplies - 0.3%
American Medical Systems Holdings, Inc. (a)	8,200	115,620
Boston Scientific Corp. (a)	12,900	171,957
Hill-Rom Holdings, Inc. (d)	8,270	207,825
		495,402
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	2,300	93,265
Brookdale Senior Living, Inc.	17,078	447,102
Community Health Systems, Inc. (a)	27,910	1,047,462
Emeritus Corp. (a)	4,304	106,094
HealthSouth Corp. (a)(d)	22,793	448,338
McKesson Corp.	6,500	338,780
Quest Diagnostics, Inc.	3,300	165,594
Universal Health Services, Inc. Class B	19,370	1,213,337
VCA Antech, Inc. (a)	5,169	167,321
		4,027,293
Health Care Technology - 0.4%
IMS Health, Inc.	27,989	692,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.3%
Alpharma, Inc. Class A (a)	27,130	$ 667,669
Barr Pharmaceuticals, Inc. (a)	20,050	1,007,112
Schering-Plough Corp.	23,690	436,133
		2,110,914
TOTAL HEALTH CARE		8,037,233
INDUSTRIALS - 10.9%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	9,040	536,976
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	16,400	1,187,524
Airlines - 0.1%
Delta Air Lines, Inc. (a)	15,800	134,458
Building Products - 0.7%
Masco Corp.	51,070	929,985
Owens Corning (a)	9,325	196,851
		1,126,836
Commercial Services & Supplies - 3.4%
ACCO Brands Corp. (a)	37,893	527,471
Allied Waste Industries, Inc. (a)	145,538	1,798,850
Consolidated Graphics, Inc. (a)	5,472	318,306
Manpower, Inc.	700	46,991
R.R. Donnelley & Sons Co.	26,849	822,653
The Brink's Co.	25,736	1,872,294
		5,386,565
Construction & Engineering - 0.3%
Fluor Corp.	1,870	285,867
URS Corp. (a)	5,790	233,569
		519,436
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	3,800	161,082
Zumtobel AG	1,800	55,188
		216,270
Machinery - 2.8%
Albany International Corp. Class A	14,839	538,656
Briggs & Stratton Corp.	22,600	343,972
Eaton Corp.	2,100	184,464
Illinois Tool Works, Inc.	23,100	1,207,899
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	4,800	$ 213,024
Navistar International Corp. (a)	7,200	473,400
Pentair, Inc.	28,300	1,042,289
Sulzer AG (Reg.)	2,970	389,734
Wabash National Corp.	10,163	85,166
		4,478,604
Marine - 0.1%
Alexander & Baldwin, Inc.	1,500	75,345
Road & Rail - 1.7%
Canadian National Railway Co.	7,910	414,232
Con-way, Inc.	21,850	1,010,563
CSX Corp.	600	37,770
J.B. Hunt Transport Services, Inc.	3,000	101,910
Ryder System, Inc.	18,000	1,232,460
		2,796,935
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)(d)	10,401	110,771
W.W. Grainger, Inc.	2,500	216,775
WESCO International, Inc. (a)	8,100	301,401
		628,947
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC	13,927	412,239
TOTAL INDUSTRIALS		17,500,135
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR	94,910	633,050
Avocent Corp. (a)	8,994	175,473
Dycom Industries, Inc. (a)	35,130	505,169
Motorola, Inc.	68,250	679,770
Powerwave Technologies, Inc. (a)	39,275	107,221
		2,100,683
Computers & Peripherals - 1.2%
Gemalto NV (a)	1,900	61,457
Intermec, Inc. (a)	11,194	236,417
NCR Corp. (a)	32,100	790,623
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	29,300	$ 709,060
Western Digital Corp. (a)	6,200	179,738
		1,977,295
Electronic Equipment & Instruments - 4.4%
Agilent Technologies, Inc. (a)	35,500	1,072,455
Anixter International, Inc. (a)	1,575	89,728
Arrow Electronics, Inc. (a)	46,980	1,278,326
Avnet, Inc. (a)	48,804	1,278,177
Cogent, Inc. (a)	1,824	17,018
Flextronics International Ltd. (a)	137,670	1,430,391
Ingram Micro, Inc. Class A (a)	20,400	347,004
Itron, Inc. (a)(d)	4,487	417,650
Jabil Circuit, Inc.	5,400	58,752
Tyco Electronics Ltd.	27,712	1,036,706
		7,026,207
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	100	57,429
VeriSign, Inc. (a)	17,702	638,157
Yahoo!, Inc. (a)	33,900	929,199
		1,624,785
IT Services - 1.6%
Accenture Ltd. Class A	4,600	172,730
NeuStar, Inc. Class A (a)	5,300	145,803
The Western Union Co.	52,232	1,201,336
Unisys Corp. (a)	113,170	470,787
Visa, Inc.	6,300	525,735
		2,516,391
Office Electronics - 1.1%
Xerox Corp.	125,470	1,752,816
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)(d)	47,300	281,908
Applied Materials, Inc.	48,100	897,546
ASML Holding NV (NY Shares)	23,655	670,856
Atmel Corp. (a)	77,900	289,788
Fairchild Semiconductor International, Inc. (a)	102,290	1,333,862
Integrated Device Technology, Inc. (a)	37,400	399,806
LSI Corp. (a)	27,300	169,260
Maxim Integrated Products, Inc.	19,700	414,291
MKS Instruments, Inc. (a)	13,352	305,093
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	72,900	$ 1,486,431
Standard Microsystems Corp. (a)	11,953	354,406
Varian Semiconductor Equipment Associates, Inc. (a)	9,500	347,985
		6,951,232
Software - 0.9%
Electronic Arts, Inc. (a)	17,100	880,137
Fair Isaac Corp.	7,379	182,778
Misys PLC	49,082	152,968
Parametric Technology Corp. (a)	11,600	202,188
THQ, Inc. (a)	5,940	126,403
		1,544,474
TOTAL INFORMATION TECHNOLOGY		25,493,883
MATERIALS - 3.0%
Chemicals - 1.4%
Albemarle Corp.	13,123	490,931
Arkema sponsored ADR (a)	2,700	154,845
Chemtura Corp.	94,604	654,660
FMC Corp.	700	43,946
Georgia Gulf Corp. (d)	4,600	27,646
H.B. Fuller Co.	13,600	313,888
Nalco Holding Co.	1,500	34,485
Rohm & Haas Co.	7,200	384,840
W.R. Grace & Co. (a)	5,100	129,336
		2,234,577
Containers & Packaging - 0.6%
Ball Corp.	6,300	338,814
Owens-Illinois, Inc. (a)	9,215	508,207
Rock-Tenn Co. Class A	4,999	169,616
		1,016,637
Metals & Mining - 1.0%
Alcoa, Inc.	21,170	736,293
Barrick Gold Corp.	3,100	119,155
Goldcorp, Inc.	900	32,002
Kinross Gold Corp.	8,200	154,946
Lihir Gold Ltd. (a)	40,833	113,236
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	6,733	$ 183,541
Randgold Resources Ltd. sponsored ADR	4,200	191,184
		1,530,357
TOTAL MATERIALS		4,781,571
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	12,200	472,262
Cbeyond, Inc. (a)	1,766	34,861
CenturyTel, Inc.	160	5,192
Cincinnati Bell, Inc. (a)	53,987	250,500
Embarq Corp.	7,800	324,246
Qwest Communications International, Inc.	144,700	746,652
Verizon Communications, Inc.	19,040	732,659
		2,566,372
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	8,200	318,570
Sprint Nextel Corp.	67,100	536,129
		854,699
TOTAL TELECOMMUNICATION SERVICES		3,421,071
UTILITIES - 8.0%
Electric Utilities - 4.3%
Allegheny Energy, Inc.	16,600	893,080
American Electric Power Co., Inc.	13,700	611,431
DPL, Inc.	24,400	679,052
Edison International	17,060	890,020
Entergy Corp.	11,470	1,317,444
FirstEnergy Corp.	8,700	658,068
Fortum Oyj	400	17,028
FPL Group, Inc.	10,600	702,674
Great Plains Energy, Inc.	3,233	82,894
PPL Corp. (d)	21,788	1,046,260
		6,897,951
Gas Utilities - 0.0%
Energen Corp.	1,400	95,536
Independent Power Producers & Energy Traders - 2.4%
AES Corp. (a)	27,930	484,865
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	11,500	$ 973,475
NRG Energy, Inc. (a)	30,000	1,318,500
Reliant Energy, Inc. (a)	42,110	1,083,911
		3,860,751
Multi-Utilities - 1.3%
CMS Energy Corp.	15,400	224,532
PNM Resources, Inc.	1,800	26,082
Public Service Enterprise Group, Inc.	22,000	966,020
Wisconsin Energy Corp.	17,612	835,866
		2,052,500
TOTAL UTILITIES		12,906,738
TOTAL COMMON STOCKS (Cost $167,069,261)		158,067,256
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Capital Markets - 0.4%
Lehman Brothers Holdings, Inc. 7.25%	500	590,458
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	200	192,272
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	1,300	70,707
Citigroup, Inc. Series T, 6.50%	3,417	173,895
		244,602
TOTAL FINANCIALS		1,027,332
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Fannie Mae Series S, 8.25%	5,088	$ 127,404
Freddie Mac Series Z, 8.375%	4,935	126,336
		253,740
TOTAL PREFERRED STOCKS (Cost $1,184,501)		1,281,072
Investment Companies - 0.2%

Ares Capital Corp. (Cost $509,327)	32,570	366,738
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 2.51% (b)	1,898,955	1,898,955
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	17,334,706	17,334,706
TOTAL MONEY MARKET FUNDS (Cost $19,233,661)		19,233,661
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $187,996,750)		178,948,727
NET OTHER ASSETS - (11.2)%		(17,967,386)
NET ASSETS - 100%		$ 160,981,341
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,400 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,153
Fidelity Securities Lending Cash Central Fund	77,745
Total	$ 102,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,622,518) - See accompanying schedule: Unaffiliated issuers (cost $168,763,089)	$ 159,715,066
Fidelity Central Funds (cost $19,233,661)	19,233,661
Total Investments (cost $187,996,750)		$ 178,948,727
Foreign currency held at value (cost $15)		15
Receivable for investments sold		773,665
Receivable for fund shares sold		238,914
Dividends receivable		121,906
Distributions receivable from Fidelity Central Funds		22,325
Prepaid expenses		394
Receivable from investment adviser for expense reductions		809
Other receivables		507
Total assets		180,107,262

Liabilities
Payable for investments purchased	$ 1,171,693
Payable for fund shares redeemed	399,553
Accrued management fee	73,707
Distribution fees payable	55,151
Other affiliated payables	43,040
Other payables and accrued expenses	48,071
Collateral on securities loaned, at value	17,334,706
Total liabilities		19,125,921

Net Assets		$ 160,981,341
Net Assets consist of:
Paid in capital		$ 162,541,251
Undistributed net investment income		276,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,211,517
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,048,152)
Net Assets		$ 160,981,341

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,501,574 ÷ 4,860,064 shares)	$ 13.68

Maximum offering price per share (100/94.25 of $13.68)	$ 14.51
Class T: Net Asset Value and redemption price per share ($41,214,805 ÷ 3,024,015 shares)	$ 13.63

Maximum offering price per share (100/96.50 of $13.63)	$ 14.12
Class B: Net Asset Value and offering price per share ($10,130,279 ÷ 753,176 shares)A	$ 13.45

Class C: Net Asset Value and offering price per share ($19,319,003 ÷ 1,439,088 shares)A	$ 13.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,815,680 ÷ 1,733,614 shares)	$ 13.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 1,342,495
Interest		122
Income from Fidelity Central Funds (including $77,745 from security lending)		102,898
Total income		1,445,515

Expenses
Management fee	$ 458,231
Transfer agent fees	246,066
Distribution fees	354,423
Accounting and security lending fees	33,821
Custodian fees and expenses	31,205
Independent trustees' compensation	354
Registration fees	56,855
Audit	23,161
Legal	336
Miscellaneous	28,124
Total expenses before reductions	1,232,576
Expense reductions	(55,558)	1,177,018
Net investment income (loss)		268,497
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,352,492
Investment not meeting investment restrictions	754
Foreign currency transactions	(676)
Total net realized gain (loss)		7,352,570
Change in net unrealized appreciation (depreciation) on: Investment securities	(31,171,047)
Assets and liabilities in foreign currencies	(76)
Total change in net unrealized appreciation (depreciation)		(31,171,123)
Net gain (loss)		(23,818,553)
Net increase (decrease) in net assets resulting from operations		$ (23,550,056)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 268,497	$ (18,181)
Net realized gain (loss)	7,352,570	12,724,998
Change in net unrealized appreciation (depreciation)	(31,171,123)	9,101,738
Net increase (decrease) in net assets resulting from operations	(23,550,056)	21,808,555
Distributions to shareholders from net realized gain	(11,178,467)	(3,620,566)
Share transactions - net increase (decrease)	135,992	45,851,233
Total increase (decrease) in net assets	(34,592,531)	64,039,222

Net Assets
Beginning of period	195,573,872	131,534,650
End of period (including undistributed net investment income of $276,725 and undistributed net investment income of $8,228, respectively)	$ 160,981,341	$ 195,573,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 14.77	$ 12.72	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.03	.03	.01	(.02) H
Net realized and unrealized gain (loss)	(1.94)	2.18	2.25	1.64	1.12
Total from investment operations	(1.90)	2.21	2.28	1.65	1.10
Distributions from net realized gain	(.97)	(.43)	(.23)	(.03)	-
Net asset value, end of period	$ 13.68	$ 16.55	$ 14.77	$ 12.72	$ 11.10
Total Return B, C, D	(11.94)%	15.28%	18.11%	14.84%	11.00%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.25%	1.35%	1.62%	4.33% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.27%	1.50% A
Expenses net of all reductions	1.25% A	1.24%	1.24%	1.26%	1.48% A
Net investment income (loss)	.51% A	.22%	.24%	.04%	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,502	$ 75,384	$ 47,960	$ 15,657	$ 2,543
Portfolio turnover rate G	52% A	43%	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.47	$ 14.70	$ 12.67	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	-	- K	(.03)	(.04) H
Net realized and unrealized gain (loss)	(1.93)	2.16	2.23	1.64	1.12
Total from investment operations	(1.91)	2.16	2.23	1.61	1.08
Distributions from net realized gain	(.93)	(.39)	(.20)	(.02)	-
Net asset value, end of period	$ 13.63	$ 16.47	$ 14.70	$ 12.67	$ 11.08
Total Return B, C, D	(12.03)%	15.01%	17.78%	14.54%	10.80%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.49%	1.59%	1.86%	4.29% A
Expenses net of fee waivers, if any	1.50% A	1.49%	1.50%	1.53%	1.75% A
Expenses net of all reductions	1.50% A	1.49%	1.49%	1.52%	1.73% A
Net investment income (loss)	.26% A	(.03)%	(.01)%	(.21)%	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,215	$ 53,229	$ 43,716	$ 22,938	$ 5,581
Portfolio turnover rate G	52% A	43%	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 14.57	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.07)	(.09)	(.08) H
Net realized and unrealized gain (loss)	(1.90)	2.14	2.22	1.64	1.11
Total from investment operations	(1.92)	2.06	2.15	1.55	1.03
Distributions from net realized gain	(.93)	(.33)	(.15)	(.01)	-
Net asset value, end of period	$ 13.45	$ 16.30	$ 14.57	$ 12.57	$ 11.03
Total Return B, C, D	(12.23)%	14.39%	17.21%	14.01%	10.30%
Ratios to Average Net Assets F, J
Expenses before reductions	2.07% A	2.03%	2.15%	2.44%	5.09% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.04%	2.25% A
Expenses net of all reductions	2.00% A	2.00%	1.99%	2.02%	2.23% A
Net investment income (loss)	(.24)% A	(.54)%	(.51)%	(.72)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,130	$ 15,565	$ 14,625	$ 12,084	$ 3,473
Portfolio turnover rate G	52% A	43%	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 14.55	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.07)	(.09)	(.08) H
Net realized and unrealized gain (loss)	(1.90)	2.13	2.22	1.63	1.11
Total from investment operations	(1.92)	2.05	2.15	1.54	1.03
Distributions from net realized gain	(.93)	(.33)	(.17)	-	-
Net asset value, end of period	$ 13.42	$ 16.27	$ 14.55	$ 12.57	$ 11.03
Total Return B, C, D	(12.26)%	14.37%	17.22%	13.96%	10.30%
Ratios to Average Net Assets F, J
Expenses before reductions	2.07% A	2.02%	2.13%	2.42%	5.11% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.03%	2.25% A
Expenses net of all reductions	2.00% A	2.00%	1.99%	2.02%	2.23% A
Net investment income (loss)	(.24)% A	(.54)%	(.51)%	(.71)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,319	$ 25,733	$ 19,093	$ 9,007	$ 2,372
Portfolio turnover rate G	52% A	43%	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 14.85	$ 12.79	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.08	.07	.03	.01 G
Net realized and unrealized gain (loss)	(1.94)	2.18	2.25	1.66	1.12
Total from investment operations	(1.89)	2.26	2.32	1.69	1.13
Distributions from net realized gain	(1.02)	(.46)	(.26)	(.03)	-
Net asset value, end of period	$ 13.74	$ 16.65	$ 14.85	$ 12.79	$ 11.13
Total Return B, C	(11.80)%	15.61%	18.32%	15.16%	11.30%
Ratios to Average Net Assets E, I
Expenses before reductions	1.07% A	.95%	1.00%	1.32%	4.35% A
Expenses net of fee waivers, if any	1.00% A	.95%	1.00%	1.05%	1.25% A
Expenses net of all reductions	1.00% A	.95%	.99%	1.03%	1.23% A
Net investment income (loss)	.76% A	.51%	.49%	.27%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,816	$ 25,663	$ 6,140	$ 2,148	$ 891
Portfolio turnover rate F	52% A	43%	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period December 23, 2003 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,388,483
Unrealized depreciation	(27,704,209)
Net unrealized appreciation (depreciation)	$ (9,315,726)
Cost for federal income tax purposes	$ 188,264,453

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,657,438 and $54,757,945, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, on June 18, 2008, shareholders approved a new management contract which adds a performance adjustment to the management fee (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund's Institutional Class as compared to an appropriate benchmark index. The Fund's performance period will begin on July 1, 2008. The performance adjustment will take effect starting with the twelfth month of the performance period (June 2009). Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 81,622	$ 7,434
Class T	.25%	.25%	108,417	942
Class B	.75%	.25%	59,167	44,503
Class C	.75%	.25%	105,217	24,120
			$ 354,423	$ 76,999

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,836
Class T	2,289
Class B*	9,380
Class C*	4,152
$ 29,657

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 97,229.30
Class T	63,952.29
Class B	17,867.30
Class C	31,703.30
Institutional Class	35,315.31
	$ 246,066

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $956 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $166 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 21,307
Class T	1.50%	13,516
Class B	2.00%	4,063
Class C	2.00%	7,156
Institutional Class	1.00%	8,530
		$ 54,572

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $790 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $64. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 132

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $661, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net realized gain
Class A	$ 4,356,510	$ 1,408,419
Class T	2,907,666	1,212,214
Class B	872,761	331,720
Class C	1,452,724	450,108
Institutional Class	1,588,806	218,105
Total	$ 11,178,467	$ 3,620,566

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	1,045,958	2,380,262	$ 14,278,450	$ 37,600,639
Reinvestment of distributions	278,824	89,257	4,132,165	1,318,328
Shares redeemed	(1,020,404)	(1,160,178)	(13,964,368)	(18,379,503)
Net increase (decrease)	304,378	1,309,341	$ 4,446,247	$ 20,539,464
Class T
Shares sold	217,934	1,090,377	$ 2,954,800	$ 17,098,047
Reinvestment of distributions	189,698	79,731	2,801,832	1,174,441
Shares redeemed	(616,215)	(910,726)	(8,474,883)	(14,510,660)
Net increase (decrease)	(208,583)	259,382	$ (2,718,251)	$ 3,761,828
Class B
Shares sold	44,385	234,870	$ 608,389	$ 3,643,216
Reinvestment of distributions	52,366	20,325	765,061	297,767
Shares redeemed	(298,374)	(303,968)	(3,991,614)	(4,752,246)
Net increase (decrease)	(201,623)	(48,773)	$ (2,618,164)	$ (811,263)
Class C
Shares sold	138,739	724,458	$ 1,890,128	$ 11,299,990
Reinvestment of distributions	88,900	26,703	1,296,157	390,661
Shares redeemed	(370,070)	(481,747)	(4,920,200)	(7,626,826)
Net increase (decrease)	(142,431)	269,414	$ (1,733,915)	$ 4,063,825
Institutional Class
Shares sold	421,986	1,415,138	$ 5,837,653	$ 22,923,242
Reinvestment of distributions	93,037	10,280	1,382,526	152,355
Shares redeemed	(323,056)	(297,108)	(4,460,104)	(4,778,218)
Net increase (decrease)	191,967	1,128,310	$ 2,760,075	$ 18,297,379

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

FAV-USAN-0608
1.800649.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value

Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 880.60	$ 5.84
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.27
Class T
Actual	$ 1,000.00	$ 879.70	$ 7.01
Hypothetical A	$ 1,000.00	$ 1,017.40	$ 7.52
Class B
Actual	$ 1,000.00	$ 877.70	$ 9.34
Hypothetical A	$ 1,000.00	$ 1,014.92	$ 10.02
Class C
Actual	$ 1,000.00	$ 877.40	$ 9.34
Hypothetical A	$ 1,000.00	$ 1,014.92	$ 10.02
Institutional Class
Actual	$ 1,000.00	$ 882.00	$ 4.68
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Avon Products, Inc.	1.2	1.1
The Brink's Co.	1.2	1.0
Allied Waste Industries, Inc.	1.1	0.7
Xerox Corp.	1.1	1.1
Wachovia Corp.	0.9	0.4
National Semiconductor Corp.	0.9	0.9
Sysco Corp.	0.9	0.8
E.W. Scripps Co. Class A	0.9	0.7
Flextronics International Ltd.	0.9	0.9
Eastman Kodak Co.	0.9	1.0
	10.0
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.5	18.0
Financials	18.5	13.9
Information Technology	15.8	19.5
Energy	11.7	12.3
Industrials	10.9	9.0
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks and Investment Companies 98.6%		Stocks and Investment Companies 99.4%
	Convertible Securities 0.6%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	9.2%	** Foreign investments	10.6%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.7%
ArvinMeritor, Inc.	12,900	$ 192,726
Gentex Corp.	16,151	301,701
Johnson Controls, Inc.	4,700	165,722
The Goodyear Tire & Rubber Co. (a)	18,700	500,786
		1,160,935
Automobiles - 1.4%
Fiat SpA	9,100	204,524
Ford Motor Co. (a)(d)	105,000	867,300
Harley-Davidson, Inc.	1,100	42,075
Nissan Motor Co. Ltd.	22,702	202,416
Renault SA	6,455	665,579
Winnebago Industries, Inc.	19,102	307,351
		2,289,245
Diversified Consumer Services - 1.0%
H&R Block, Inc.	40,900	894,483
Hillenbrand, Inc. (a)	19,542	372,080
Regis Corp.	3,400	99,280
Service Corp. International	14,100	156,651
		1,522,494
Hotels, Restaurants & Leisure - 2.0%
Aristocrat Leisure Ltd.	3	21
Brinker International, Inc.	30,130	683,650
Carnival Corp. unit	24,400	980,148
IHOP Corp.	1,200	55,968
Pinnacle Entertainment, Inc. (a)	5,500	85,360
Royal Caribbean Cruises Ltd.	38,260	1,220,494
Starwood Hotels & Resorts Worldwide, Inc.	850	44,379
Vail Resorts, Inc. (a)(d)	1,600	78,128
		3,148,148
Household Durables - 4.1%
Black & Decker Corp. (d)	18,205	1,194,794
Centex Corp.	29,400	612,108
Ethan Allen Interiors, Inc. (d)	22,700	623,569
Jarden Corp. (a)	12,200	260,104
KB Home	6,600	148,500
La-Z-Boy, Inc. (d)	13,900	88,543
Leggett & Platt, Inc.	43,200	717,120
Newell Rubbermaid, Inc.	13,400	275,102
Pulte Homes, Inc.	11,000	143,440
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sealy Corp., Inc. (d)	30,700	$ 187,270
Tempur-Pedic International, Inc. (d)	10,100	112,211
The Stanley Works	26,760	1,290,902
Whirlpool Corp. (d)	12,700	924,306
		6,577,969
Leisure Equipment & Products - 2.0%
Brunswick Corp.	46,930	782,792
Eastman Kodak Co.	79,820	1,427,980
Mattel, Inc.	15,200	285,000
Polaris Industries, Inc. (d)	16,300	758,765
Pool Corp.	900	19,647
		3,274,184
Media - 2.9%
Cinemark Holdings, Inc. (d)	37,667	557,848
E.W. Scripps Co. Class A	32,258	1,448,707
Gannett Co., Inc. (d)	19,600	560,952
Grupo Televisa SA de CV (CPO) sponsored ADR	2,900	71,572
Informa PLC	15,400	105,789
Lamar Advertising Co. Class A (d)	4,200	166,068
Liberty Media Corp. - Entertainment Class A (a)	900	23,355
Live Nation, Inc. (a)	14,762	203,568
Omnicom Group, Inc.	12,700	606,298
R.H. Donnelley Corp. (a)(d)	22,900	109,691
Regal Entertainment Group Class A	33,362	632,544
Valassis Communications, Inc. (a)	7,582	107,664
		4,594,056
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	33,200	710,480
Sears Holdings Corp. (a)(d)	4,600	453,606
		1,164,086
Specialty Retail - 4.2%
Advance Auto Parts, Inc.	6,000	208,080
AnnTaylor Stores Corp. (a)(d)	22,183	561,230
Asbury Automotive Group, Inc.	17,553	292,257
AutoNation, Inc. (a)	2,800	44,828
AutoZone, Inc. (a)	6,300	760,725
Chico's FAS, Inc. (a)	15,800	111,706
Foot Locker, Inc.	14,687	185,791
Group 1 Automotive, Inc.	12,939	345,213
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	38,115	$ 696,361
PetSmart, Inc.	46,124	1,032,255
Pier 1 Imports, Inc. (a)	11,500	89,700
Select Comfort Corp. (a)	14,848	44,841
Sherwin-Williams Co.	5,100	282,132
Staples, Inc.	29,624	642,841
Talbots, Inc. (d)	2,100	16,863
The Children's Place Retail Stores, Inc. (a)	3,600	83,700
The Men's Wearhouse, Inc.	6,700	178,421
Williams-Sonoma, Inc. (d)	47,000	1,240,800
		6,817,744
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	48,704	861,574
TOTAL CONSUMER DISCRETIONARY		31,410,435
CONSUMER STAPLES - 4.5%
Beverages - 0.3%
Carlsberg AS Series A	600	79,710
Cott Corp. (a)	31,700	94,115
SABMiller PLC	15,600	362,275
		536,100
Food & Staples Retailing - 1.8%
Rite Aid Corp. (a)(d)	159,650	431,055
SUPERVALU, Inc.	21,700	718,270
Sysco Corp.	47,600	1,455,132
Winn-Dixie Stores, Inc. (a)	11,357	201,360
		2,805,817
Food Products - 0.9%
Cermaq ASA	11,200	129,273
Corn Products International, Inc.	1,562	72,446
Leroy Seafood Group ASA	9,900	210,059
Marine Harvest ASA (a)(d)	482,000	319,124
Tyson Foods, Inc. Class A	43,200	768,960
		1,499,862
Household Products - 0.3%
Energizer Holdings, Inc. (a)	6,400	505,984
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.2%
Avon Products, Inc.	50,200	$ 1,958,798
TOTAL CONSUMER STAPLES		7,306,561
ENERGY - 11.7%
Energy Equipment & Services - 4.3%
BJ Services Co.	16,413	463,996
Calfrac Well Services Ltd.	3,900	94,528
Cameron International Corp. (a)	11,800	580,914
Compagnie Generale de Geophysique SA (a)	600	151,589
FMC Technologies, Inc. (a)	9,748	655,066
Nabors Industries Ltd. (a)	9,360	351,374
National Oilwell Varco, Inc. (a)	17,732	1,213,755
Noble Corp.	7,380	415,346
Patterson-UTI Energy, Inc.	7,959	222,374
Smith International, Inc.	12,400	948,724
Transocean, Inc. (a)	5,126	755,880
Weatherford International Ltd. (a)	12,087	975,058
		6,828,604
Oil, Gas & Consumable Fuels - 7.4%
Arch Coal, Inc.	14,905	854,951
Boardwalk Pipeline Partners, LP	14,608	369,436
Cabot Oil & Gas Corp.	19,500	1,110,915
Canadian Natural Resources Ltd.	6,400	543,660
CONSOL Energy, Inc.	5,900	477,664
Copano Energy LLC	6,846	253,850
El Paso Pipeline Partners LP	10,796	251,547
Energy Transfer Equity LP	9,495	325,963
EOG Resources, Inc.	7,200	939,456
EXCO Resources, Inc. (a)	19,900	444,168
Foundation Coal Holdings, Inc.	22,100	1,325,558
Hess Corp.	8,950	950,490
NuStar Energy LP	4,100	219,145
Peabody Energy Corp.	6,194	378,639
Petrohawk Energy Corp. (a)	4,300	101,652
Plains Exploration & Production Co. (a)	3,300	205,524
Quicksilver Gas Services LP	600	14,988
Southwestern Energy Co. (a)	4,800	203,088
Suncor Energy, Inc.	7,500	846,366
Talisman Energy, Inc.	4,800	97,087
Ultra Petroleum Corp. (a)	10,400	863,928
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Uranium One, Inc. (a)	8,200	$ 37,861
Valero Energy Corp.	23,180	1,132,343
		11,948,279
TOTAL ENERGY		18,776,883
FINANCIALS - 17.7%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	5,447	237,108
Cohen & Steers, Inc. (d)	4,160	116,147
Fortress Investment Group LLC (d)	11,900	173,740
Greenhill & Co., Inc.	600	39,030
Janus Capital Group, Inc.	9,900	277,794
Legg Mason, Inc.	13,900	837,892
Lehman Brothers Holdings, Inc.	21,100	933,464
T. Rowe Price Group, Inc.	7,141	418,177
TD Ameritrade Holding Corp. (a)	17,852	323,121
		3,356,473
Commercial Banks - 2.9%
Associated Banc-Corp.	10,991	310,716
Boston Private Financial Holdings, Inc. (d)	11,505	106,997
Colonial Bancgroup, Inc. (d)	15,482	126,023
PNC Financial Services Group, Inc.	5,000	346,750
Sterling Financial Corp., Washington	4,200	51,282
Susquehanna Bancshares, Inc., Pennsylvania	8,775	174,535
U.S. Bancorp, Delaware	14,200	481,238
UCBH Holdings, Inc. (d)	29,989	218,320
UnionBanCal Corp.	12,346	648,288
Wachovia Corp.	51,050	1,488,108
Zions Bancorp (d)	16,700	774,045
		4,726,302
Consumer Finance - 1.0%
Capital One Financial Corp. (d)	21,400	1,134,200
Cash America International, Inc.	5,118	208,763
Discover Financial Services	16,714	304,362
		1,647,325
Diversified Financial Services - 1.7%
Bank of America Corp.	19,668	738,337
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bolsa de Mercadorias & Futuros - BM&F SA	3,700	$ 37,619
CIT Group, Inc.	7,200	78,408
Citigroup, Inc.	9,900	250,173
Deutsche Boerse AG	800	117,669
JPMorgan Chase & Co.	26,414	1,258,627
KKR Financial Holdings LLC	11,300	143,510
Maiden Holdings Ltd. (e)	6,800	54,400
		2,678,743
Insurance - 2.2%
AMBAC Financial Group, Inc.	20,360	94,267
American International Group, Inc.	17,200	794,640
LandAmerica Financial Group, Inc.	500	14,350
Marsh & McLennan Companies, Inc.	34,169	942,723
MBIA, Inc. (d)	17,390	180,856
National Financial Partners Corp.	9,600	258,432
Principal Financial Group, Inc.	14,271	765,782
Willis Group Holdings Ltd.	13,400	465,650
		3,516,700
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc.	4,200	441,126
Annaly Capital Management, Inc.	5,600	93,856
British Land Co. PLC	4,737	79,208
Chimera Investment Corp.	5,600	77,672
Developers Diversified Realty Corp.	12,200	523,990
Digital Realty Trust, Inc. (d)	12,300	476,625
General Growth Properties, Inc.	24,419	1,000,202
HCP, Inc.	20,400	728,280
Highwoods Properties, Inc. (SBI)	12,930	453,067
Kimco Realty Corp. (d)	12,700	506,857
Public Storage	10,300	934,210
Simon Property Group, Inc.	4,900	489,314
SL Green Realty Corp.	4,100	380,480
UDR, Inc.	22,300	563,744
Vornado Realty Trust (d)	8,720	811,745
		7,560,376
Real Estate Management & Development - 1.0%
Brookfield Properties Corp.	21,500	432,795
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CB Richard Ellis Group, Inc. Class A (a)(d)	45,389	$ 1,049,394
The St. Joe Co. (d)	2,100	85,407
		1,567,596
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	27,240	770,892
Freddie Mac	25,470	634,458
Hudson City Bancorp, Inc.	36,900	705,897
MGIC Investment Corp. (d)	5,100	66,453
New York Community Bancorp, Inc. (d)	39,400	735,598
People's United Financial, Inc.	5,800	98,426
Washington Federal, Inc.	15,435	367,507
		3,379,231
TOTAL FINANCIALS		28,432,746
HEALTH CARE - 5.0%
Biotechnology - 0.5%
Cephalon, Inc. (a)	8,700	542,967
Cubist Pharmaceuticals, Inc. (a)	7,946	153,835
Molecular Insight Pharmaceuticals, Inc. (a)	1,800	14,094
		710,896
Health Care Equipment & Supplies - 0.3%
American Medical Systems Holdings, Inc. (a)	8,200	115,620
Boston Scientific Corp. (a)	12,900	171,957
Hill-Rom Holdings, Inc. (d)	8,270	207,825
		495,402
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	2,300	93,265
Brookdale Senior Living, Inc.	17,078	447,102
Community Health Systems, Inc. (a)	27,910	1,047,462
Emeritus Corp. (a)	4,304	106,094
HealthSouth Corp. (a)(d)	22,793	448,338
McKesson Corp.	6,500	338,780
Quest Diagnostics, Inc.	3,300	165,594
Universal Health Services, Inc. Class B	19,370	1,213,337
VCA Antech, Inc. (a)	5,169	167,321
		4,027,293
Health Care Technology - 0.4%
IMS Health, Inc.	27,989	692,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.3%
Alpharma, Inc. Class A (a)	27,130	$ 667,669
Barr Pharmaceuticals, Inc. (a)	20,050	1,007,112
Schering-Plough Corp.	23,690	436,133
		2,110,914
TOTAL HEALTH CARE		8,037,233
INDUSTRIALS - 10.9%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	9,040	536,976
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	16,400	1,187,524
Airlines - 0.1%
Delta Air Lines, Inc. (a)	15,800	134,458
Building Products - 0.7%
Masco Corp.	51,070	929,985
Owens Corning (a)	9,325	196,851
		1,126,836
Commercial Services & Supplies - 3.4%
ACCO Brands Corp. (a)	37,893	527,471
Allied Waste Industries, Inc. (a)	145,538	1,798,850
Consolidated Graphics, Inc. (a)	5,472	318,306
Manpower, Inc.	700	46,991
R.R. Donnelley & Sons Co.	26,849	822,653
The Brink's Co.	25,736	1,872,294
		5,386,565
Construction & Engineering - 0.3%
Fluor Corp.	1,870	285,867
URS Corp. (a)	5,790	233,569
		519,436
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	3,800	161,082
Zumtobel AG	1,800	55,188
		216,270
Machinery - 2.8%
Albany International Corp. Class A	14,839	538,656
Briggs & Stratton Corp.	22,600	343,972
Eaton Corp.	2,100	184,464
Illinois Tool Works, Inc.	23,100	1,207,899
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	4,800	$ 213,024
Navistar International Corp. (a)	7,200	473,400
Pentair, Inc.	28,300	1,042,289
Sulzer AG (Reg.)	2,970	389,734
Wabash National Corp.	10,163	85,166
		4,478,604
Marine - 0.1%
Alexander & Baldwin, Inc.	1,500	75,345
Road & Rail - 1.7%
Canadian National Railway Co.	7,910	414,232
Con-way, Inc.	21,850	1,010,563
CSX Corp.	600	37,770
J.B. Hunt Transport Services, Inc.	3,000	101,910
Ryder System, Inc.	18,000	1,232,460
		2,796,935
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)(d)	10,401	110,771
W.W. Grainger, Inc.	2,500	216,775
WESCO International, Inc. (a)	8,100	301,401
		628,947
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC	13,927	412,239
TOTAL INDUSTRIALS		17,500,135
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR	94,910	633,050
Avocent Corp. (a)	8,994	175,473
Dycom Industries, Inc. (a)	35,130	505,169
Motorola, Inc.	68,250	679,770
Powerwave Technologies, Inc. (a)	39,275	107,221
		2,100,683
Computers & Peripherals - 1.2%
Gemalto NV (a)	1,900	61,457
Intermec, Inc. (a)	11,194	236,417
NCR Corp. (a)	32,100	790,623
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	29,300	$ 709,060
Western Digital Corp. (a)	6,200	179,738
		1,977,295
Electronic Equipment & Instruments - 4.4%
Agilent Technologies, Inc. (a)	35,500	1,072,455
Anixter International, Inc. (a)	1,575	89,728
Arrow Electronics, Inc. (a)	46,980	1,278,326
Avnet, Inc. (a)	48,804	1,278,177
Cogent, Inc. (a)	1,824	17,018
Flextronics International Ltd. (a)	137,670	1,430,391
Ingram Micro, Inc. Class A (a)	20,400	347,004
Itron, Inc. (a)(d)	4,487	417,650
Jabil Circuit, Inc.	5,400	58,752
Tyco Electronics Ltd.	27,712	1,036,706
		7,026,207
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	100	57,429
VeriSign, Inc. (a)	17,702	638,157
Yahoo!, Inc. (a)	33,900	929,199
		1,624,785
IT Services - 1.6%
Accenture Ltd. Class A	4,600	172,730
NeuStar, Inc. Class A (a)	5,300	145,803
The Western Union Co.	52,232	1,201,336
Unisys Corp. (a)	113,170	470,787
Visa, Inc.	6,300	525,735
		2,516,391
Office Electronics - 1.1%
Xerox Corp.	125,470	1,752,816
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)(d)	47,300	281,908
Applied Materials, Inc.	48,100	897,546
ASML Holding NV (NY Shares)	23,655	670,856
Atmel Corp. (a)	77,900	289,788
Fairchild Semiconductor International, Inc. (a)	102,290	1,333,862
Integrated Device Technology, Inc. (a)	37,400	399,806
LSI Corp. (a)	27,300	169,260
Maxim Integrated Products, Inc.	19,700	414,291
MKS Instruments, Inc. (a)	13,352	305,093
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	72,900	$ 1,486,431
Standard Microsystems Corp. (a)	11,953	354,406
Varian Semiconductor Equipment Associates, Inc. (a)	9,500	347,985
		6,951,232
Software - 0.9%
Electronic Arts, Inc. (a)	17,100	880,137
Fair Isaac Corp.	7,379	182,778
Misys PLC	49,082	152,968
Parametric Technology Corp. (a)	11,600	202,188
THQ, Inc. (a)	5,940	126,403
		1,544,474
TOTAL INFORMATION TECHNOLOGY		25,493,883
MATERIALS - 3.0%
Chemicals - 1.4%
Albemarle Corp.	13,123	490,931
Arkema sponsored ADR (a)	2,700	154,845
Chemtura Corp.	94,604	654,660
FMC Corp.	700	43,946
Georgia Gulf Corp. (d)	4,600	27,646
H.B. Fuller Co.	13,600	313,888
Nalco Holding Co.	1,500	34,485
Rohm & Haas Co.	7,200	384,840
W.R. Grace & Co. (a)	5,100	129,336
		2,234,577
Containers & Packaging - 0.6%
Ball Corp.	6,300	338,814
Owens-Illinois, Inc. (a)	9,215	508,207
Rock-Tenn Co. Class A	4,999	169,616
		1,016,637
Metals & Mining - 1.0%
Alcoa, Inc.	21,170	736,293
Barrick Gold Corp.	3,100	119,155
Goldcorp, Inc.	900	32,002
Kinross Gold Corp.	8,200	154,946
Lihir Gold Ltd. (a)	40,833	113,236
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	6,733	$ 183,541
Randgold Resources Ltd. sponsored ADR	4,200	191,184
		1,530,357
TOTAL MATERIALS		4,781,571
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	12,200	472,262
Cbeyond, Inc. (a)	1,766	34,861
CenturyTel, Inc.	160	5,192
Cincinnati Bell, Inc. (a)	53,987	250,500
Embarq Corp.	7,800	324,246
Qwest Communications International, Inc.	144,700	746,652
Verizon Communications, Inc.	19,040	732,659
		2,566,372
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	8,200	318,570
Sprint Nextel Corp.	67,100	536,129
		854,699
TOTAL TELECOMMUNICATION SERVICES		3,421,071
UTILITIES - 8.0%
Electric Utilities - 4.3%
Allegheny Energy, Inc.	16,600	893,080
American Electric Power Co., Inc.	13,700	611,431
DPL, Inc.	24,400	679,052
Edison International	17,060	890,020
Entergy Corp.	11,470	1,317,444
FirstEnergy Corp.	8,700	658,068
Fortum Oyj	400	17,028
FPL Group, Inc.	10,600	702,674
Great Plains Energy, Inc.	3,233	82,894
PPL Corp. (d)	21,788	1,046,260
		6,897,951
Gas Utilities - 0.0%
Energen Corp.	1,400	95,536
Independent Power Producers & Energy Traders - 2.4%
AES Corp. (a)	27,930	484,865
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	11,500	$ 973,475
NRG Energy, Inc. (a)	30,000	1,318,500
Reliant Energy, Inc. (a)	42,110	1,083,911
		3,860,751
Multi-Utilities - 1.3%
CMS Energy Corp.	15,400	224,532
PNM Resources, Inc.	1,800	26,082
Public Service Enterprise Group, Inc.	22,000	966,020
Wisconsin Energy Corp.	17,612	835,866
		2,052,500
TOTAL UTILITIES		12,906,738
TOTAL COMMON STOCKS (Cost $167,069,261)		158,067,256
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Capital Markets - 0.4%
Lehman Brothers Holdings, Inc. 7.25%	500	590,458
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	200	192,272
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	1,300	70,707
Citigroup, Inc. Series T, 6.50%	3,417	173,895
		244,602
TOTAL FINANCIALS		1,027,332
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Fannie Mae Series S, 8.25%	5,088	$ 127,404
Freddie Mac Series Z, 8.375%	4,935	126,336
		253,740
TOTAL PREFERRED STOCKS (Cost $1,184,501)		1,281,072
Investment Companies - 0.2%

Ares Capital Corp. (Cost $509,327)	32,570	366,738
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 2.51% (b)	1,898,955	1,898,955
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	17,334,706	17,334,706
TOTAL MONEY MARKET FUNDS (Cost $19,233,661)		19,233,661
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $187,996,750)		178,948,727
NET OTHER ASSETS - (11.2)%		(17,967,386)
NET ASSETS - 100%		$ 160,981,341
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,400 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,153
Fidelity Securities Lending Cash Central Fund	77,745
Total	$ 102,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,622,518) - See accompanying schedule: Unaffiliated issuers (cost $168,763,089)	$ 159,715,066
Fidelity Central Funds (cost $19,233,661)	19,233,661
Total Investments (cost $187,996,750)		$ 178,948,727
Foreign currency held at value (cost $15)		15
Receivable for investments sold		773,665
Receivable for fund shares sold		238,914
Dividends receivable		121,906
Distributions receivable from Fidelity Central Funds		22,325
Prepaid expenses		394
Receivable from investment adviser for expense reductions		809
Other receivables		507
Total assets		180,107,262

Liabilities
Payable for investments purchased	$ 1,171,693
Payable for fund shares redeemed	399,553
Accrued management fee	73,707
Distribution fees payable	55,151
Other affiliated payables	43,040
Other payables and accrued expenses	48,071
Collateral on securities loaned, at value	17,334,706
Total liabilities		19,125,921

Net Assets		$ 160,981,341
Net Assets consist of:
Paid in capital		$ 162,541,251
Undistributed net investment income		276,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,211,517
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,048,152)
Net Assets		$ 160,981,341

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,501,574 ÷ 4,860,064 shares)	$ 13.68

Maximum offering price per share (100/94.25 of $13.68)	$ 14.51
Class T: Net Asset Value and redemption price per share ($41,214,805 ÷ 3,024,015 shares)	$ 13.63

Maximum offering price per share (100/96.50 of $13.63)	$ 14.12
Class B: Net Asset Value and offering price per share ($10,130,279 ÷ 753,176 shares)A	$ 13.45

Class C: Net Asset Value and offering price per share ($19,319,003 ÷ 1,439,088 shares)A	$ 13.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,815,680 ÷ 1,733,614 shares)	$ 13.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 1,342,495
Interest		122
Income from Fidelity Central Funds (including $77,745 from security lending)		102,898
Total income		1,445,515

Expenses
Management fee	$ 458,231
Transfer agent fees	246,066
Distribution fees	354,423
Accounting and security lending fees	33,821
Custodian fees and expenses	31,205
Independent trustees' compensation	354
Registration fees	56,855
Audit	23,161
Legal	336
Miscellaneous	28,124
Total expenses before reductions	1,232,576
Expense reductions	(55,558)	1,177,018
Net investment income (loss)		268,497
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,352,492
Investment not meeting investment restrictions	754
Foreign currency transactions	(676)
Total net realized gain (loss)		7,352,570
Change in net unrealized appreciation (depreciation) on: Investment securities	(31,171,047)
Assets and liabilities in foreign currencies	(76)
Total change in net unrealized appreciation (depreciation)		(31,171,123)
Net gain (loss)		(23,818,553)
Net increase (decrease) in net assets resulting from operations		$ (23,550,056)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 268,497	$ (18,181)
Net realized gain (loss)	7,352,570	12,724,998
Change in net unrealized appreciation (depreciation)	(31,171,123)	9,101,738
Net increase (decrease) in net assets resulting from operations	(23,550,056)	21,808,555
Distributions to shareholders from net realized gain	(11,178,467)	(3,620,566)
Share transactions - net increase (decrease)	135,992	45,851,233
Total increase (decrease) in net assets	(34,592,531)	64,039,222

Net Assets
Beginning of period	195,573,872	131,534,650
End of period (including undistributed net investment income of $276,725 and undistributed net investment income of $8,228, respectively)	$ 160,981,341	$ 195,573,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 14.77	$ 12.72	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.03	.03	.01	(.02) H
Net realized and unrealized gain (loss)	(1.94)	2.18	2.25	1.64	1.12
Total from investment operations	(1.90)	2.21	2.28	1.65	1.10
Distributions from net realized gain	(.97)	(.43)	(.23)	(.03)	-
Net asset value, end of period	$ 13.68	$ 16.55	$ 14.77	$ 12.72	$ 11.10
Total Return B, C, D	(11.94)%	15.28%	18.11%	14.84%	11.00%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.25%	1.35%	1.62%	4.33% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.27%	1.50% A
Expenses net of all reductions	1.25% A	1.24%	1.24%	1.26%	1.48% A
Net investment income (loss)	.51% A	.22%	.24%	.04%	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,502	$ 75,384	$ 47,960	$ 15,657	$ 2,543
Portfolio turnover rate G	52% A	43%	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.47	$ 14.70	$ 12.67	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	-	- K	(.03)	(.04) H
Net realized and unrealized gain (loss)	(1.93)	2.16	2.23	1.64	1.12
Total from investment operations	(1.91)	2.16	2.23	1.61	1.08
Distributions from net realized gain	(.93)	(.39)	(.20)	(.02)	-
Net asset value, end of period	$ 13.63	$ 16.47	$ 14.70	$ 12.67	$ 11.08
Total Return B, C, D	(12.03)%	15.01%	17.78%	14.54%	10.80%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56% A	1.49%	1.59%	1.86%	4.29% A
Expenses net of fee waivers, if any	1.50% A	1.49%	1.50%	1.53%	1.75% A
Expenses net of all reductions	1.50% A	1.49%	1.49%	1.52%	1.73% A
Net investment income (loss)	.26% A	(.03)%	(.01)%	(.21)%	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,215	$ 53,229	$ 43,716	$ 22,938	$ 5,581
Portfolio turnover rate G	52% A	43%	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 14.57	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.07)	(.09)	(.08) H
Net realized and unrealized gain (loss)	(1.90)	2.14	2.22	1.64	1.11
Total from investment operations	(1.92)	2.06	2.15	1.55	1.03
Distributions from net realized gain	(.93)	(.33)	(.15)	(.01)	-
Net asset value, end of period	$ 13.45	$ 16.30	$ 14.57	$ 12.57	$ 11.03
Total Return B, C, D	(12.23)%	14.39%	17.21%	14.01%	10.30%
Ratios to Average Net Assets F, J
Expenses before reductions	2.07% A	2.03%	2.15%	2.44%	5.09% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.04%	2.25% A
Expenses net of all reductions	2.00% A	2.00%	1.99%	2.02%	2.23% A
Net investment income (loss)	(.24)% A	(.54)%	(.51)%	(.72)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,130	$ 15,565	$ 14,625	$ 12,084	$ 3,473
Portfolio turnover rate G	52% A	43%	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 14.55	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.08)	(.07)	(.09)	(.08) H
Net realized and unrealized gain (loss)	(1.90)	2.13	2.22	1.63	1.11
Total from investment operations	(1.92)	2.05	2.15	1.54	1.03
Distributions from net realized gain	(.93)	(.33)	(.17)	-	-
Net asset value, end of period	$ 13.42	$ 16.27	$ 14.55	$ 12.57	$ 11.03
Total Return B, C, D	(12.26)%	14.37%	17.22%	13.96%	10.30%
Ratios to Average Net Assets F, J
Expenses before reductions	2.07% A	2.02%	2.13%	2.42%	5.11% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.03%	2.25% A
Expenses net of all reductions	2.00% A	2.00%	1.99%	2.02%	2.23% A
Net investment income (loss)	(.24)% A	(.54)%	(.51)%	(.71)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,319	$ 25,733	$ 19,093	$ 9,007	$ 2,372
Portfolio turnover rate G	52% A	43%	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 14.85	$ 12.79	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.08	.07	.03	.01 G
Net realized and unrealized gain (loss)	(1.94)	2.18	2.25	1.66	1.12
Total from investment operations	(1.89)	2.26	2.32	1.69	1.13
Distributions from net realized gain	(1.02)	(.46)	(.26)	(.03)	-
Net asset value, end of period	$ 13.74	$ 16.65	$ 14.85	$ 12.79	$ 11.13
Total Return B, C	(11.80)%	15.61%	18.32%	15.16%	11.30%
Ratios to Average Net Assets E, I
Expenses before reductions	1.07% A	.95%	1.00%	1.32%	4.35% A
Expenses net of fee waivers, if any	1.00% A	.95%	1.00%	1.05%	1.25% A
Expenses net of all reductions	1.00% A	.95%	.99%	1.03%	1.23% A
Net investment income (loss)	.76% A	.51%	.49%	.27%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,816	$ 25,663	$ 6,140	$ 2,148	$ 891
Portfolio turnover rate F	52% A	43%	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period December 23, 2003 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,388,483
Unrealized depreciation	(27,704,209)
Net unrealized appreciation (depreciation)	$ (9,315,726)
Cost for federal income tax purposes	$ 188,264,453

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,657,438 and $54,757,945, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, on June 18, 2008, shareholders approved a new management contract which adds a performance adjustment to the management fee (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund's Institutional Class as compared to an appropriate benchmark index. The Fund's performance period will begin on July 1, 2008. The performance adjustment will take effect starting with the twelfth month of the performance period (June 2009). Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 81,622	$ 7,434
Class T	.25%	.25%	108,417	942
Class B	.75%	.25%	59,167	44,503
Class C	.75%	.25%	105,217	24,120
			$ 354,423	$ 76,999

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,836
Class T	2,289
Class B*	9,380
Class C*	4,152
$ 29,657

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 97,229.30
Class T	63,952.29
Class B	17,867.30
Class C	31,703.30
Institutional Class	35,315.31
	$ 246,066

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $956 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $166 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 21,307
Class T	1.50%	13,516
Class B	2.00%	4,063
Class C	2.00%	7,156
Institutional Class	1.00%	8,530
		$ 54,572

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $790 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $64. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 132

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $661, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net realized gain
Class A	$ 4,356,510	$ 1,408,419
Class T	2,907,666	1,212,214
Class B	872,761	331,720
Class C	1,452,724	450,108
Institutional Class	1,588,806	218,105
Total	$ 11,178,467	$ 3,620,566

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	1,045,958	2,380,262	$ 14,278,450	$ 37,600,639
Reinvestment of distributions	278,824	89,257	4,132,165	1,318,328
Shares redeemed	(1,020,404)	(1,160,178)	(13,964,368)	(18,379,503)
Net increase (decrease)	304,378	1,309,341	$ 4,446,247	$ 20,539,464
Class T
Shares sold	217,934	1,090,377	$ 2,954,800	$ 17,098,047
Reinvestment of distributions	189,698	79,731	2,801,832	1,174,441
Shares redeemed	(616,215)	(910,726)	(8,474,883)	(14,510,660)
Net increase (decrease)	(208,583)	259,382	$ (2,718,251)	$ 3,761,828
Class B
Shares sold	44,385	234,870	$ 608,389	$ 3,643,216
Reinvestment of distributions	52,366	20,325	765,061	297,767
Shares redeemed	(298,374)	(303,968)	(3,991,614)	(4,752,246)
Net increase (decrease)	(201,623)	(48,773)	$ (2,618,164)	$ (811,263)
Class C
Shares sold	138,739	724,458	$ 1,890,128	$ 11,299,990
Reinvestment of distributions	88,900	26,703	1,296,157	390,661
Shares redeemed	(370,070)	(481,747)	(4,920,200)	(7,626,826)
Net increase (decrease)	(142,431)	269,414	$ (1,733,915)	$ 4,063,825
Institutional Class
Shares sold	421,986	1,415,138	$ 5,837,653	$ 22,923,242
Reinvestment of distributions	93,037	10,280	1,382,526	152,355
Shares redeemed	(323,056)	(297,108)	(4,460,104)	(4,778,218)
Net increase (decrease)	191,967	1,128,310	$ 2,760,075	$ 18,297,379

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

FAVI-USAN-0608
1.800652.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008